                                                                                         ---------------------------
As filed with the Securities and Exchange Commission on July 20, 2007                            OMB APPROVAL
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Registration No. 2-69719                                                                   OMB Number:      3235-0336
                                                                                           Expires     March 31, 2008
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                                                             UNITED STATES
                                            SECURITIES AND EXCHANGE COMMISSION
                                                        Washington, D.C. 20549

                                                               FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                  / X /

PRE-EFFECTIVE AMENDMENT NO. __                                          /    /

POST-EFFECTIVE AMENDMENT NO. __                                        /    /

                        OPPENHEIMER CAPITAL APPRECIATION FUND
               (Exact Name of Registrant as Specified in Charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
                    (Address of Principal Executive Offices)

                                  303-768-3200
                  (Registrant's Area Code and Telephone Number)

                              Robert G. Zack, Esq.
                   Executive Vice President & General Counsel
                             OppenheimerFunds, Inc.
                          Two World Financial Center
                              225 Liberty Street
                           New York, New York 10148
                                (212) 323-0250
                  (Name and Address of Agent for Service)

     As soon as practicable after the Registration Statement becomes effective.
                   (Approximate Date of Proposed Public Offering)

Title of Securities  Being  Registered:  Class A, Class B, Class C, Class N
and Class Y shares of Oppenheimer Capital Appreciation Fund.

It is proposed that this filing will become effective on August 20, 2007 pursuant to Rule 488.

No filing fee is due because of reliance on Section 24(f) of the Investment
Company Act of 1940, as amended.

                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement contains the following pages and documents:

Front Cover
Contents Page

Part A

Combined Prospectus and Proxy Statement of Oppenheimer Capital Appreciation Fund

Part B

Statement of Additional Information

Part C

Other Information
Signatures
Exhibits

                             OPPENHEIMER GROWTH FUND
                6803 South Tucson Way, Centennial, Colorado 80112
                                 1.800.225.5677

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                         TO BE HELD ON NOVEMBER 2, 2007

To the Shareholders of Oppenheimer Growth Fund:

         Notice is hereby given that a Special Meeting of the Shareholders of
Oppenheimer Growth Fund ("Growth Fund"), a registered open-end management investment company, will be held at 6803 South Tucson Way, Centennial, Colorado
80112 at 1:00 p.m., Mountain time, on November 2, 2007, or any adjournments thereof (the "Meeting"), for the following purposes:

     1. To approve an Agreement and Plan of  Reorganization  between Growth Fund and Oppenheimer Capital Appreciation Fund ("Capital Appreciation Fund"), and the
transactions contemplated thereby,  including: (a) the transfer of substantially all the assets of Growth Fund to Capital Appreciation Fund in exchange for Class
A, Class B, Class C,  Class N and Class Y shares of Capital  Appreciation  Fund;
(b) the distribution of shares of Capital Appreciation Fund to the corresponding
Class A, Class B, Class C, Class N and Class Y  shareholders  of Growth  Fund in complete liquidation of Growth Fund; and (c) the cancellation of the outstanding shares  of  Growth  Fund  (all  of  the  foregoing  being  referred  to  as  the
"Proposal"); and

2.        To act upon such other matters as may properly come before the
          Meeting.

         Shareholders of record at the close of business on July 25, 2007 are entitled to notice of, and to vote at, the Meeting. The Proposal is more fully discussed in the combined Prospectus and Proxy Statement. Please read it carefully before telling us, through your proxy or in person, how you wish your shares to be voted. The Board of Trustees of Growth Fund recommends a vote in favor of the Proposal.

             YOU CAN VOTE ON THE INTERNET, BY TELEPHONE OR BY MAIL.
                          WE URGE YOU TO VOTE PROMPTLY.
                             YOUR VOTE IS IMPORTANT.

By Order of the Board of Trustees,
Robert G. Zack, Secretary
September 6, 2007
--------------------------------------------------------------------------------------------
                      PLEASE VOTE THE ENCLOSED PROXY TODAY.
            YOUR VOTE IS IMPORTANT NO MATTER HOW MANY SHARES YOU OWN.

                      OPPENHEIMER CAPITAL APPRECIATION FUND
                6803 South Tucson Way, Centennial, Colorado 80112
                                 1.800.225.5677

                     COMBINED PROSPECTUS AND PROXY STATEMENT
                             Dated September 6, 2007

                       SPECIAL MEETING OF SHAREHOLDERS OF
                             OPPENHEIMER GROWTH FUND
                         to be held on November 2, 2007

                          Acquisition of the Assets of
                             OPPENHEIMER GROWTH FUND
                6803 South Tucson Way, Centennial, Colorado 80112
                                 1.800.225.5677

                            By and in exchange for
            Class A, Class B, Class C, Class N and Class Y shares of
                      OPPENHEIMER CAPITAL APPRECIATION FUND

         This combined Prospectus and Proxy Statement solicits proxies from the shareholders of Oppenheimer Growth Fund ("Growth Fund"), an open-end management investment company, to be voted at a Special Meeting of Shareholders (the
"Meeting") to approve the Agreement and Plan of Reorganization (the
"Reorganization Agreement") and the transactions contemplated thereby (the
"Reorganization") between Growth Fund and Oppenheimer Capital Appreciation Fund
("Capital Appreciation Fund"), an open-end management investment company. This combined Prospectus and Proxy Statement constitutes the Prospectus of Capital
Appreciation Fund and the Proxy Statement of Growth Fund filed on Form N-14 with the Securities and Exchange Commission ("SEC"). If shareholders of Growth Fund vote to approve the Reorganization Agreement and the Reorganization, substantially all of the assets of Growth Fund will be transferred to Capital
Appreciation Fund in exchange for shares of Capital Appreciation Fund and the assumption of certain liabilities, if any, described in the Reorganization
Agreement. The Meeting will be held at the offices of OppenheimerFunds, Inc.
(the "Manager") at 6803 South Tucson Way, Centennial, Colorado 80112 on November
2, 2007 at 1:00 p.m., Mountain Time. The Board of Trustees of Growth Fund is
soliciting these proxies on behalf of Growth Fund. This Prospectus and Proxy
Statement will first be sent to shareholders on or about September 6, 2007.

         If the shareholders of Growth Fund vote to approve the Reorganization
Agreement and the Reorganization, shareholders will receive Class A shares of
Capital Appreciation Fund equal in value to the value as of the "Valuation
Date," which is the business day preceding the Closing Date (as such term is defined in the Reorganization Agreement attached hereto as Exhibit A) of the
Reorganization, of their Class A shares of Growth Fund; Class B shares of
Capital Appreciation Fund equal in value to the value as of the Valuation Date of their Class B shares of Growth Fund; Class C shares of Capital Appreciation
Fund equal in value to the value as of the Valuation Date of their Class C shares of Growth Fund; Class N shares of Capital Appreciation Fund equal in value to the value as of the Valuation Date of their Class N shares of Growth
Fund; and Class Y shares of Capital Appreciation Fund equal in value to the value as of the Valuation Date of their Class Y shares of Growth Fund. Growth
Fund will subsequently be dissolved.

         This combined Prospectus and Proxy Statement gives information about the Class A, Class B, Class C, Class N and Class Y shares of Capital
Appreciation Fund that you should know before investing. You should retain it for future reference. A Statement of Additional Information, dated September 6,
2007, relating to the Reorganization, has been filed with the SEC as part of the
Registration Statement on Form N-14 (the "Registration Statement") and is
incorporated herein by reference. You may receive a free copy by writing to
OppenheimerFunds Services (the "Transfer Agent") at P.O. Box 5270, Denver,
Colorado 80217, by visiting the OppenheimerFunds Internet website at
www.oppenheimerfunds.com or by calling toll-free 1.800.225.5677. The Prospectus of Capital Appreciation Fund dated October 26, 2006, as supplemented May 30,
2007, is enclosed herewith and considered a part of this combined Prospectus and
Proxy Statement. It is intended to provide you with information about Capital
Appreciation Fund. For more information regarding Capital Appreciation Fund, in addition to its Prospectus, see the Statement of Additional Information dated
October 26, 2006, as supplemented November 24, 2006 and December 15, 2006, which includes audited financial statements of Capital Appreciation Fund for the
12-month period ended August 31, 2006 and the semi-annual report dated February
28, 2007 which includes unaudited financial statements of Capital Appreciation
Fund for the 6-month period ended February 28, 2007. These documents have been filed with the SEC and are incorporated herein by reference. You may receive a free copy of these documents by writing to the Transfer Agent at P.O. Box 5270,
Denver, Colorado 80217, by visiting the website at www.oppenheimerfunds.com or by calling toll-free 1.800.225.5677.

         For more information regarding Growth Fund, see the Prospectus of
Growth Fund dated November 24, 2006, as supplemented June 5, 2007 and June 18,
2007. In addition to its Prospectus, see the Statement of Additional Information
of Growth Fund dated November 24, 2006, as supplemented December 15, 2007, which includes the audited financial statements of Growth Fund for the 12-month period ended August 31, 2006 and the semi-annual report of Growth Fund dated February
28, 2007, which includes unaudited financial statements for the 6-month period ended February 28, 2007. These documents have been filed with the SEC and are incorporated herein by reference. The annual report of Growth Fund dated August
31, 2006 which includes audited financial statements of Growth Fund for the
12-month period ended August 31, 2006 will be made available no later than 60 days thereafter. You may receive a free copy of these documents by writing to the Transfer Agent at P.O. Box 5270, Denver, Colorado 80217, by visiting the website at www.oppenheimerfunds.com or by calling toll-free 1.800.225.5677.

Mutual fund shares are not deposits or obligations of any bank, and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other
U.S. government agency. Mutual fund shares involve investment risks including the possible loss of principal.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this
Prospectus and Proxy Statement. Any representation to the contrary is a criminal offense.

This combined Prospectus and Proxy Statement is dated September 6, 2007.

                                TABLE OF CONTENTS
                     COMBINED PROSPECTUS AND PROXY STATEMENT

                                                                                                        Page

     Synopsis..................................................................................................
     What am I being asked to vote
     on?....................................................................
     What are the general tax consequences of the
     Reorganization?......................................... How do the
     investment objectives and policies of the Funds
     compare?.................................. What are the fees and expenses of each Fund and what are they expected to be after
         the Reorganization?..............................................................................
     What are the capitalizations of the Funds and what would the capitalization be after the Reorganization?..............................................................................
     How have the Funds performed?........................................................................
     Management's Discussion of Capital Appreciation Fund's Performance...................................
How do the Account Features and Shareholder Services for the Funds Compare?...............................
         Purchases, Redemptions and Exchanges.............................................................
         Dividends and Distributions......................................................................
         Other Shareholder Services.......................................................................

How do the Principal Risks of Investing in the Funds Differ?..............................................

Information About the Reorganization......................................................................
     How will the Reorganization be carried out? .........................................................
     Who will pay the expenses of the Reorganization? ....................................................
     What are the tax consequences of the Reorganization? ................................................

Reasons for the Reorganization............................................................................
     Board Considerations ................................................................................
     What should I know about Class A, Class B, Class C, Class N and Class Y Shares of
     Capital Appreciation Fund?...........................................................................

What are the Fundamental Investment Restrictions of the Funds?............................................

Other Comparisons Between the Funds.......................................................................
         Management of the Funds..........................................................................
         Investment Management and Fees...................................................................
         Distribution Services............................................................................
         Transfer Agency and Custody Services.............................................................
         Shareholder Rights...............................................................................

Voting Information .......................................................................................
     How do I vote? ......................................................................................
     Who is Entitled to Vote and How are Votes Counted?...................................................
     Quorum and Required Vote.............................................................................
     Solicitation of Proxies..............................................................................
     Revoking a Proxy.....................................................................................
     What other matters will be voted upon at the Meeting?................................................

Additional Information About the Funds....................................................................
     Householding of Reports to Shareholders and Other Fund Documents.....................................
     Principal Shareholders...............................................................................

Exhibit A:  Agreement and Plan of Reorganization between Oppenheimer Growth Fund and Oppenheimer Capital
     Appreciation Fund....................................................................................
Exhibit B:  Principal Shareholders........................................................................
Exhibit C:  Management's Discussion of Capital Appreciation Fund's Performance................................

Enclosures:
Prospectus of Oppenheimer Capital Appreciation Fund dated October 26, 2006, as supplemented May 30, 2007.

                                    SYNOPSIS

         This is only a summary and is qualified in its entirety by the more detailed information contained in or incorporated by reference in this combined
Prospectus and Proxy Statement and by the Reorganization Agreement which is attached as Exhibit A. Shareholders should carefully review this Prospectus and
Proxy Statement and the Reorganization Agreement in their entirety and, in particular, the Prospectus of Capital Appreciation Fund which accompanies this
Prospectus and Proxy Statement and is incorporated herein by reference.

What am I being asked to vote on?

         You are being asked by the Board of Trustees ("the Board") of Growth
Fund to approve the reorganization of your Fund, Growth Fund, with and into
Capital Appreciation Fund (each individually a "Fund" and collectively the
"Funds"). If shareholders of Growth Fund approve the Reorganization, substantially all of the assets of Growth Fund will be transferred to Capital
Appreciation Fund, in exchange for an equal value of shares of Capital
Appreciation Fund and the assumption of certain liabilities, if any, described in the Reorganization Agreement. The shares of Capital Appreciation Fund will then be distributed to Growth Fund shareholders, and Growth Fund will subsequently be liquidated. If the Reorganization is approved by shareholders of
Growth Fund, you will no longer be a shareholder of Growth Fund, and, instead, will become a shareholder of Capital Appreciation Fund. This exchange will occur on the Closing Date of the Reorganization.

         Approval of the Reorganization means that as a shareholder in Growth
Fund, you will receive Class A, Class B, Class C, Class N or Class Y shares of
Capital Appreciation Fund, as the case may be, equal in value to the value of the net assets of your Growth Fund shares transferred to Capital Appreciation
Fund on the Closing Date. The shares you receive will be issued at net asset value ("NAV") without a sales charge and will not be subject to any additional contingent deferred sales charge ("CDSC"). However, any CDSC that applies to
Growth Fund shares as of the date of the exchange will carry over to Capital
Appreciation Fund shares received in the Reorganization.

     In considering whether to approve the Reorganization,  you should consider, among other things:
(i) The number of similarities (as well as any differences)
between  the  Funds  (as  discussed  herein)  and the  relative  advantages  and disadvantages  of each Fund.
(ii) That the  Reorganization  would allow you the ability  to  continue  your investment  in a fund that  closely  resembles  the investment style you were seeking when you invested in Growth Fund.

     Capital   Appreciation  Fund  is  an  open-end,   diversified,   management
investment company organized as a Massachusetts  business trust in October 1987.
Growth Fund is an open-end, diversified management investment company originally incorporated  in Maryland in 1972 but  reorganized as a  Massachusetts  business trust in October  1985.  Growth Fund  commenced  operations  on March 15,  1973.
Capital  Appreciation  Fund commenced  operations on January 22, 1981. As of May
31, 2007, Growth Fund had approximately $1.326 billion in net assets and Capital
Appreciation Fund had approximately $8.252 billion in net assets.

         Shareholders of Growth Fund are expected to realize a number of benefits from the proposed Reorganization. The assets of Growth Fund have been decreasing significantly since 2000, resulting in the Fund spreading its operating costs over a declining asset base. If the Reorganization is approved, shareholders would get the benefit of a larger fund with lower operating expenses, resulting in you paying significantly lower expenses as a shareholder of Capital Appreciation Fund. Additionally, the Manager is the investment adviser to both Funds and employs the same portfolio manager to manage both
Funds, which results in duplicative efforts with respect to tracking portfolio positions, compliance with investment limits, preparation of reports and other administrative functions. As a result, the Manager believes that merging the two
Funds also will allow the portfolio manager and his team to focus on managing one, larger fund rather than two, smaller but similar funds. Furthermore, although performance is not indicative of future results, the performance of
Capital Appreciation Fund has consistently outperformed the performance of
Growth Fund. Moreover, the Funds' investment objectives and overall strategy of investing in growth stocks are the same. (See the discussion in "Reasons for the
Reorganization" beginning on page 20 for more details.)

         The Board of of Growth Fund reviewed and discussed with the Manager and the Board's independent legal counsel the proposed Reorganization. Information with respect to, but not limited to, each Fund's respective investment objectives and policies, management fees, distribution fees and other operating expenses, historical performance and asset size, was also considered by the
Board of Growth Fund.

         Based on the considerations discussed above and the reasons more fully described under "Reasons for the Reorganization" (beginning on page 20), together with other relevant factors and information, at a meeting held on June
14, 2007, the Board of Growth Fund concluded that the Reorganization would be in the best interests of shareholders of Growth Fund and that the Fund would not experience any dilution as a result of the Reorganization. The Board of Growth
Fund voted to approve the proposed Reorganization and to recommend that shareholders approve the proposed Reorganization.

         The proposed Reorganization was also approved by the Board of Trustees of Capital Appreciation Fund at a meeting held on June 14, 2007.

                 THE BOARD OF TRUSTEES RECOMMENDS THAT YOU VOTE
               TO APPROVE THE AGREEMENT AND PLAN OF REORGANIZATION

What are the general tax consequences of the Reorganization?

         It is expected that shareholders of Growth Fund will not recognize any gain or loss for federal income tax purposes as a result of the exchange of their shares for shares of Capital Appreciation Fund. You should, however, consult your tax advisor regarding the effect, if any, of the Reorganization in light of your individual circumstances. You should also consult your tax advisor about state and local tax consequences.

     For federal income tax purposes,  it is expected that the holding period of your Growth Fund shares will be carried  over to the holding  period for Capital
Appreciation Fund shares you receive in connection with the Reorganization. This exchange  will  occur  on the  Closing  Date  (as such  term is  defined  in the
Reorganization  Agreement) of the Reorganization.  For further information about the tax consequences of the  Reorganization,  please see the "Information  About the Reorganization--What are the Tax Consequences of the Reorganization?"

How do the investment objectives and policies of the Funds compare?

          The chart below compares the Funds' overall investment objectives, investment strategies and other policies.

  ---------------------------------------------------------- --------------------------------------------------------
                         GROWTH FUND                                        CAPITAL APPRECIATION FUND
  ---------------------------------------------------------- --------------------------------------------------------
  -------------------------------------------------------------------------------------------------------------------
                              Investment Objectives
  -------------------------------------------------------------------------------------------------------------------
  ---------------------------------------------------------- --------------------------------------------------------
  The Fund seeks capital appreciation.                       The Fund seeks capital appreciation.
  ---------------------------------------------------------- --------------------------------------------------------
  -------------------------------------------------------------------------------------------------------------------
                              Investment Strategies
  -------------------------------------------------------------------------------------------------------------------
  ---------------------------------------------------------- --------------------------------------------------------
  Growth Fund invests mainly in common stocks of "growth     Capital Appreciation Fund invests mainly in common
  companies."  The Fund currently focuses on stocks of       stocks of "growth companies." These may be newer
  companies having a large or mid-size market                companies or established companies of any
  capitalization, but this focus could change over time.     capitalization range that the portfolio manager
  The Fund can invest in domestic companies and foreign      believes may appreciate in value over the long term.
  companies, although most of its investments are in
  stocks of U.S. companies.                                  The Manager looks for growth companies with stock
                                                             prices that it believes are reasonable in relation to

  The portfolio manager looks for stocks of companies with overall stock market valuations. The Manager focuses growth potential, and normally invests in between 60 and on factors that may vary in particular cases and over 80 companies, to focus the portfolio. Currently, the time in seeking broad diversification of the Fund's portfolio manager seeks to implement that investment portfolio among industries and market sectors. approach by looking for: Currently, the Manager looks for:
                                                             o        companies in businesses with above-average
  o        Companies that have strong revenue growth                  growth potential,
  o        Companies with above-average earnings growth      o        companies with growth rates that the
  o        Companies that we believe can sustain strong               portfolio managers believe are sustainable
           revenue and earnings growth                                over time,
  o        Companies that are well established as leaders o stocks with reasonable valuations relative to in growth markets their growth potential.
  o        Stocks with attractive  valuations relative to their growth potential
           The Manager  may sell  companies  from the Fund that it believes no longer meet the above criteria. The Manager may sell companies from the Fund that it believes no longer meet the above criteria.

  -------------------------------------------------------------------------------------------------------------------
                          Who is the Fund Designed For?
  -------------------------------------------------------------------------------------------------------------------
  ---------------------------------------------------------- --------------------------------------------------------
  The Fund is designed for investors seeking capital         The Fund is designed for investors seeking capital
  appreciation in their investment over the long term.       appreciation in their investment over the long term.
  Those investors should be willing to assume the risks of   Those investors should be willing to assume the risks
  short-term share price fluctuations that are typical for   of short-term share price fluctuations that are
  a growth fund focusing on a limited number of growth       typical for a growth fund focusing on stock
  companies.  Those investors should understand that the     investments. Since the Fund does not seek income and
  Fund's strategy of investing in relatively few companies   its income from its investments will likely be small,
  and industries may subject the Fund to greater risk and    it is not designed for investors needing current
  increased volatility than more broadly diversified         income. Because of its focus on long-term growth, the
  funds.  Since the Fund does not seek income and its        Fund may be appropriate for a portion of a retirement
  income from investments, if any, will likely be small,     plan investment. The Fund is not a complete investment
  it is not designed for investors needing current income    program.
  or looking for preservation of capital. Because of its
  focus on long-term growth, the Fund may be appropriate
  for a portion of a retirement plan investment. The Fund
  is not a complete investment program.
  ---------------------------------------------------------- --------------------------------------------------------
  -------------------------------------------------------------------------------------------------------------------
                                     Manager
  -------------------------------------------------------------------------------------------------------------------
  ---------------------------------------------------------- --------------------------------------------------------
  OppenheimerFunds, Inc.                                     OppenheimerFunds, Inc.
  ---------------------------------------------------------- --------------------------------------------------------
  -------------------------------------------------------------------------------------------------------------------
                               Portfolio Managers
  -------------------------------------------------------------------------------------------------------------------
  ---------------------------------------------------------- --------------------------------------------------------
  Marc L. Baylin                                             Marc L. Baylin
  ---------------------------------------------------------- --------------------------------------------------------

         As shown in the chart above, the Funds' investment objectives focus on capital appreciation and each Fund uses a "growth" investment style to achieve its objective. Capital Appreciation Fund can invest in common stocks of both newer and established foreign and U.S. companies that the Manager believes may be appreciate in value over time. Growth Fund can invest in domestic and foreign companies, of mainly large or mid-capitalization, that the manager believes have growth potential.

What are the fees and expenses of each Fund and what are they expected to be after the Reorganization?

         Each Fund pays a variety of expenses directly for management of their respective assets, administration and/or distribution of shares and other services. Those expenses are subtracted from each Fund's assets to calculate the
Fund's net asset value per share. Shareholders pay these expenses indirectly.
Shareholders pay other expenses directly, such as sales charges.

         The tables below reflect the current contractual management fee schedule for each of the Funds and the proposed "pro forma" management fee schedule for the surviving Capital Appreciation Fund upon the successful completion of the Reorganization. The tables are provided to help you understand and compare the fees and expenses of investing in shares of each Fund. The pro forma fees and expenses of the surviving Capital Appreciation Fund show what the fees and expenses are expected to be after giving effect to the Reorganization.

         "Other Expenses" in the tables include transfer agent fees, custodial fees, and accounting and legal expenses that each Fund pays. The "Other
Expenses" in the tables are based on, among other things, the fees each Fund would have paid if the transfer agent had not waived a portion of its fee under a voluntary undertaking to the Funds to limit these fees to 0.35% of average daily net assets per fiscal year for all classes. For each Fund, that undertaking may be amended or withdrawn at any time.

                      CURRENT AND PRO FORMA FEE TABLES
  For Classes A, B, C, N and Y for the 12 month period ended May 31, 2007

-------------------------------------------------- ------------------- -------------------- ---------------------------
                (CLASS A SHARES)                      Growth Fund            Capital                 Growth/
                                                       ("Growth")       Appreciation Fund        Cap App Combined
                                                                           ("Cap App")          Pro Forma Expenses
-------------------------------------------------- ------------------- -------------------- ---------------------------
-----------------------------------------------------------------------------------------------------------------------
Shareholder Transaction Expenses (charges paid directly from a shareholder's investment)
-----------------------------------------------------------------------------------------------------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Maximum Sales Charge (Load) on purchases (as a %         5.75%                5.75%                   5.75%
of offering price)
-------------------------------------------------- ------------------- -------------------- ---------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Maximum Deferred Sales Charge (Load) (as a % of
the lower of the original offering price or             None(1)              None(1)                 None(1)
redemption proceeds)
-------------------------------------------------- ------------------- -------------------- ---------------------------
-----------------------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (as a percentage of average daily net assets)
-----------------------------------------------------------------------------------------------------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Management Fees                                          0.67%                0.57%                   0.56%
-------------------------------------------------- ------------------- -------------------- ---------------------------
Distribution and/or Service (12b-1) Fees                 0.23%                0.24%                   0.24%
-------------------------------------------------- ------------------- -------------------- ---------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Other Expenses                                           0.27%                0.26%                   0.26%
-------------------------------------------------- ------------------- -------------------- ---------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Total Fund Operating Expenses                            1.17%                1.07%                   1.06%
-------------------------------------------------- ------------------- -------------------- ---------------------------
After the waiver was applied to Growth Fund, the actual "Other Expenses" and
"Total Annual Operating Expenses" for Class A shares as percentages of average daily net assets were the same as shown above. After the waiver was applied to
Capital Appreciation Fund, the actual "Other Expenses" and "Total Annual
Operating Expenses" for Class A shares as percentages of average daily net assets were the same as shown above. Expenses may vary in future years.

-------------------------------------------------- ------------------- -------------------- ---------------------------
                (CLASS B SHARES)                      Growth Fund            Capital                 Growth/
                                                       ("Growth")       Appreciation Fund        Cap App Combined
                                                                           ("Cap App")          Pro Forma Expenses
-------------------------------------------------- ------------------- -------------------- ---------------------------
-----------------------------------------------------------------------------------------------------------------------
Shareholder Transaction Expenses (charges paid directly from a shareholder's investment)
-----------------------------------------------------------------------------------------------------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Maximum Sales Charge (Load) on purchases (as a %          None                None                     None
of offering price)
-------------------------------------------------- ------------------- -------------------- ---------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Maximum Deferred Sales Charge (Load) (as a % of
the lower of the original offering price or              5%(2)                5%(2)                   5%(2)
redemption proceeds)
-------------------------------------------------- ------------------- -------------------- ---------------------------
-----------------------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (as a percentage of average daily net assets)
-----------------------------------------------------------------------------------------------------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Management Fees                                          0.67%                0.57%                   0.56%
-------------------------------------------------- ------------------- -------------------- ---------------------------
Distribution and/or Service (12b-1) Fees                 1.00%                1.00%                   1.00%
-------------------------------------------------- ------------------- -------------------- ---------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Other Expenses                                           0.30%                0.31%                   0.31%
-------------------------------------------------- ------------------- -------------------- ---------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Total Fund Operating Expenses                            1.97%                1.88%                   1.87%
-------------------------------------------------- ------------------- -------------------- ---------------------------
After the waiver was applied to Growth Fund, the actual "Other Expenses" and
"Total Annual Operating Expenses" for Class B shares as percentages of average daily net assets were the same as shown above. After the waiver was applied to
Capital Appreciation Fund, the actual "Other Expenses" and "Total Annual
Operating Expenses" for Class B shares as percentages of average daily net assets were the same as shown above. Expenses may vary in future years.
-------------------------------------------------- ------------------- -------------------- ---------------------------
                (CLASS C SHARES)                      Growth Fund            Capital                 Growth/
                                                       ("Growth")       Appreciation Fund        Cap App Combined
                                                                           ("Cap App")          Pro Forma Expenses
-------------------------------------------------- ------------------- -------------------- ---------------------------
-----------------------------------------------------------------------------------------------------------------------
Shareholder Transaction Expenses (charges paid directly from a shareholder's investment)
-----------------------------------------------------------------------------------------------------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Maximum Sales Charge (Load) on purchases (as a %          None                None                     None
of offering price)
-------------------------------------------------- ------------------- -------------------- ---------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Maximum Deferred Sales Charge (Load) (as a % of
the lower of the original offering price or              1%(3)                1%(3)                   1%(3)
redemption proceeds)
-------------------------------------------------- ------------------- -------------------- ---------------------------
-----------------------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (as a percentage of average daily net assets)
-----------------------------------------------------------------------------------------------------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Management Fees                                          0.67%                0.57%                   0.56%
-------------------------------------------------- ------------------- -------------------- ---------------------------
Distribution and/or Service (12b-1) Fees                 1.00%                1.00%                   1.00%
-------------------------------------------------- ------------------- -------------------- ---------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Other Expenses                                           0.36%                0.26%                   0.27%
-------------------------------------------------- ------------------- -------------------- ---------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Total Fund Operating Expenses                            2.03%                1.83%                   1.83%
-------------------------------------------------- ------------------- -------------------- ---------------------------
After the waiver was applied to Growth Fund, the actual "Other Expenses" and
"Total Annual Operating Expenses" as percentages of average daily net assets were 0.35% and 2.02% for Class C shares. After the waiver was applied to Capital
Appreciation Fund, the actual "Other Expenses" and "Total Annual Operating
Expenses" for Class C shares as percentages of average daily net assets were the same as shown above. Expenses may vary in future years.

-------------------------------------------------- ------------------- -------------------- ---------------------------
                (CLASS N SHARES)                      Growth Fund            Capital                 Growth/
                                                       ("Growth")       Appreciation Fund        Cap App Combined
                                                                           ("Cap App")          Pro Forma Expenses
-------------------------------------------------- ------------------- -------------------- ---------------------------
-----------------------------------------------------------------------------------------------------------------------
Shareholder Transaction Expenses (charges paid directly from a shareholder's investment)
-----------------------------------------------------------------------------------------------------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Maximum Sales Charge (Load) on purchases (as a %          None                None                     None
of offering price)
-------------------------------------------------- ------------------- -------------------- ---------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Maximum Deferred Sales Charge (Load) (as a % of
the lower of the original offering price or              1%(4)                1%(4)                   1%(4)
redemption proceeds)
-------------------------------------------------- ------------------- -------------------- ---------------------------
-----------------------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (as a percentage of average daily net assets)
-----------------------------------------------------------------------------------------------------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Management Fees                                          0.67%                0.57%                   0.56%
-------------------------------------------------- ------------------- -------------------- ---------------------------
Distribution and/or Service (12b-1) Fees                 0.50%                0.50%                   0.50%
-------------------------------------------------- ------------------- -------------------- ---------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Other Expenses                                           0.36%                0.34%                   0.34%
-------------------------------------------------- ------------------- -------------------- ---------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Total Fund Operating Expenses                            1.53%                1.41%                   1.40%
-------------------------------------------------- ------------------- -------------------- ---------------------------
After the waiver was applied to Growth Fund, the actual "Other Expenses" and
"Total Annual Operating Expenses" as percentages of average daily net assets were 0.35% and 1.52% for Class N shares. After the waiver was applied to Capital
Appreciation Fund, the actual "Other Expenses" and "Total Annual Operating
Expenses" for Class N shares as percentages of average daily net assets were the same as shown above. Expenses may vary in future years.

-------------------------------------------------- ------------------- -------------------- ---------------------------
                (CLASS Y SHARES)                      Growth Fund            Capital                 Growth/
                                                       ("Growth")       Appreciation Fund        Cap App Combined
                                                                           ("Cap App")          Pro Forma Expenses
-------------------------------------------------- ------------------- -------------------- ---------------------------
-----------------------------------------------------------------------------------------------------------------------
Shareholder Transaction Expenses (charges paid directly from a shareholder's investment)
-----------------------------------------------------------------------------------------------------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Maximum Sales Charge (Load) on purchases (as a %          None                None                     None
of offering price)
-------------------------------------------------- ------------------- -------------------- ---------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Maximum Deferred Sales Charge (Load) (as a % of
the lower of the original offering price or               None                None                     None
redemption proceeds)
-------------------------------------------------- ------------------- -------------------- ---------------------------
-----------------------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (as a percentage of average daily net assets)
-----------------------------------------------------------------------------------------------------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Management Fees                                          0.67%                0.57%                   0.56%
-------------------------------------------------- ------------------- -------------------- ---------------------------
Distribution and/or Service (12b-1) Fees                  None                None                     None
-------------------------------------------------- ------------------- -------------------- ---------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Other Expenses                                           0.23%                0.10%                   0.10%
-------------------------------------------------- ------------------- -------------------- ---------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Total Fund Operating Expenses                            0.90%                0.67%                   0.66%
-------------------------------------------------- ------------------- -------------------- ---------------------------
After the waiver was applied to Growth Fund, the actual "Other Expenses" and
"Total Annual Operating Expenses" for Class Y shares as percentages of average daily net assets were the same as shown above. After the waiver was applied to
Capital Appreciation Fund, the actual "Other Expenses" and "Total Annual
Operating Expenses" for Class Y shares as percentages of average daily net assets were the same as shown above. Expenses may vary in future years.

1.   Class A contingent deferred sales charge may apply to redemptions of investments of $1 million or more or to certain retirement plan redemptions. See "How to Buy Shares" for details.
2.   Applies to redemptions in first year after purchase. The contingent deferred sales charge gradually declines from 5% to 1% in years one through six and is eliminated after that.
3.   Applies to shares redeemed within 12 months of purchase.
4.   Applies to shares redeemed within 18 months of a retirement plan's first purchase of Class N shares.

Examples

         The examples below are intended to help you compare the cost of investing in Growth Fund, Capital Appreciation Fund, and the surviving Capital
Appreciation Fund after the Reorganization. These examples assume an annual return for each class of 5%, the operating expenses described in the tables above and reinvestment of your dividends and distributions.

         Your actual costs may be higher or lower because expenses will vary over time. For each $10,000 investment, you would pay the following projected expenses if you redeemed your shares after the number of years shown or held your shares for the number of years shown without redeeming, according to the following examples.

                                   Growth Fund
---------------------------------- ------------------ --------------------- ------------------- ---------------------
If shares are redeemed(1):              1 Year              3 Years              5 Years              10 Years
---------------------------------- ------------------ --------------------- ------------------- ---------------------
---------------------------------- ------------------ --------------------- ------------------- ---------------------
Class A                                  $688                 $927                $1,185               $1,921
---------------------------------- ------------------ --------------------- ------------------- ---------------------
---------------------------------- ------------------ --------------------- ------------------- ---------------------
Class B                                  $702                 $924                $1,273             $1,915(2)
---------------------------------- ------------------ --------------------- ------------------- ---------------------
---------------------------------- ------------------ --------------------- ------------------- ---------------------
Class C                                  $308                 $643                $1,104               $2,382
---------------------------------- ------------------ --------------------- ------------------- ---------------------
---------------------------------- ------------------ --------------------- ------------------- ---------------------
Class N                                  $257                 $487                 $840                $1,837
---------------------------------- ------------------ --------------------- ------------------- ---------------------
---------------------------------- ------------------ --------------------- ------------------- ---------------------
Class Y(3)                                $92                 $288                 $501                $1,113
---------------------------------- ------------------ --------------------- ------------------- ---------------------

                                   Growth Fund
---------------------------------- ------------------ --------------------- ------------------- ---------------------
If shares are not redeemed(4):          1 Year              3 Years              5 Years              10 Years
---------------------------------- ------------------ --------------------- ------------------- ---------------------
---------------------------------- ------------------ --------------------- ------------------- ---------------------
Class A                                  $688                 $927                $1,185               $1,921
---------------------------------- ------------------ --------------------- ------------------- ---------------------
---------------------------------- ------------------ --------------------- ------------------- ---------------------
Class B                                  $202                 $624                $1,073             $1,915(2)
---------------------------------- ------------------ --------------------- ------------------- ---------------------
---------------------------------- ------------------ --------------------- ------------------- ---------------------
Class C                                  $208                 $643                $1,104               $2,382
---------------------------------- ------------------ --------------------- ------------------- ---------------------
---------------------------------- ------------------ --------------------- ------------------- ---------------------
Class N                                  $157                 $487                 $840                $1,837
---------------------------------- ------------------ --------------------- ------------------- ---------------------
---------------------------------- ------------------ --------------------- ------------------- ---------------------
Class Y(3)                                $92                 $288                 $501                $1,113
---------------------------------- ------------------ --------------------- ------------------- ---------------------

                            Capital Appreciation Fund
---------------------------------- ------------------- -------------------- ------------------- ---------------------
If shares are redeemed(1):               1 Year              3 Years             5 Years              10 Years
---------------------------------- ------------------- -------------------- ------------------- ---------------------
---------------------------------- ------------------- -------------------- ------------------- ---------------------
Class A                                   $678                $897                $1,134               $1,812
---------------------------------- ------------------- -------------------- ------------------- ---------------------
---------------------------------- ------------------- -------------------- ------------------- ---------------------
Class B                                   $693                $896                $1,226             $1,810(2)
---------------------------------- ------------------- -------------------- ------------------- ---------------------
---------------------------------- ------------------- -------------------- ------------------- ---------------------
Class C                                   $288                $581                 $999                $2,167
---------------------------------- ------------------- -------------------- ------------------- ---------------------
---------------------------------- ------------------- -------------------- ------------------- ---------------------
Class N                                   $245                $449                 $776                $1,703
---------------------------------- ------------------- -------------------- ------------------- ---------------------
---------------------------------- ------------------- -------------------- ------------------- ---------------------
Class Y(3)                                $69                 $215                 $374                 $837
---------------------------------- ------------------- -------------------- ------------------- ---------------------

                            Capital Appreciation Fund
---------------------------------- ------------------- -------------------- ------------------- ---------------------
If shares are not redeemed(4):           1 Year              3 Years             5 Years              10 Years
--------------------------------- ------------------- -------------------- ------------------- ---------------------
---------------------------------- ------------------- -------------------- ------------------- ---------------------
Class A                                   $678                $897                $1,134               $1,812
---------------------------------- ------------------- -------------------- ------------------- ---------------------
---------------------------------- ------------------- -------------------- ------------------- ---------------------
Class B                                   $193                $596                $1,026             $1,810(2)
---------------------------------- ------------------- -------------------- ------------------- ---------------------
---------------------------------- ------------------- -------------------- ------------------- ---------------------
Class C                                   $188                $581                 $999                $2,167
---------------------------------- ------------------- -------------------- ------------------- ---------------------
---------------------------------- ------------------- -------------------- ------------------- ---------------------
Class N                                   $145                $449                 $776                $1,703
---------------------------------- ------------------- -------------------- ------------------- ---------------------
---------------------------------- ------------------- -------------------- ------------------- ---------------------
Class Y(3)                                $69                 $215                 $374                 $837
---------------------------------- ------------------- -------------------- ------------------- ---------------------

                     Pro Forma Surviving Capital Appreciation Fund (after Growth Fund merger)
----------------------------------- ------------------ -------------------- ------------------- ---------------------
If shares are redeemed(1):               1 year              3 years             5 years              10 years
----------------------------------- ------------------ -------------------- ------------------- ---------------------
----------------------------------- ------------------ -------------------- ------------------- ---------------------
Class A                                   $677                $894                $1,129               $1,801
----------------------------------- ------------------ -------------------- ------------------- ---------------------
----------------------------------- ------------------ -------------------- ------------------- ---------------------
Class B                                   $692                $893                $1,220             $1,798(2)
----------------------------------- ------------------ -------------------- ------------------- ---------------------
----------------------------------- ------------------ -------------------- ------------------- ---------------------
Class C                                   $288                $581                 $999                $2,167
----------------------------------- ------------------ -------------------- ------------------- ---------------------
----------------------------------- ------------------ -------------------- ------------------- ---------------------
Class N                                   $244                $446                 $771                $1,691
----------------------------------- ------------------ -------------------- ------------------- ---------------------
----------------------------------- ------------------ -------------------- ------------------- ---------------------
Class Y(3)                                 $68                $212                 $369                 $825
----------------------------------- ------------------ -------------------- ------------------- ---------------------

                     Pro Forma Surviving Capital Appreciation Fund (after Growth Fund merger)
----------------------------------- ------------------ -------------------- ------------------- ---------------------
If shares are not redeemed(4):           1 year              3 years             5 years              10 years
----------------------------------- ------------------ -------------------- ------------------- ---------------------
----------------------------------- ------------------ -------------------- ------------------- ---------------------
Class A                                   $677                $894                $1,129               $1,801
----------------------------------- ------------------ -------------------- ------------------- ---------------------
----------------------------------- ------------------ -------------------- ------------------- ---------------------
Class B                                   $192                $593                $1,020             $1,798(2)
----------------------------------- ------------------ -------------------- ------------------- ---------------------
----------------------------------- ------------------ -------------------- ------------------- ---------------------
Class C                                   $188                $581                 $999                $2,167
----------------------------------- ------------------ -------------------- ------------------- ---------------------
----------------------------------- ------------------ -------------------- ------------------- ---------------------
Class N                                   $144                $446                 $771                $1,691
----------------------------------- ------------------ -------------------- ------------------- ---------------------
----------------------------------- ------------------ -------------------- ------------------- ---------------------
Class Y(3)                                 $68                $212                 $369                 $825
----------------------------------- ------------------ -------------------- ------------------- ---------------------

(1.) In the "If shares are redeemed" examples, expenses include the initial sales charge for Class A and the applicable Class B, Class C and Class N contingent deferred sales charges.
(2.) Class B expenses for years 7 through 10 are based on Class A expenses, since Class B shares automatically convert to Class A 72 months after purchase.
(3.) There is no sales charge on Class Y shares.
(4.) In the "If shares are not redeemed" examples, the Class A expenses include the initial sales charge, but Class B, Class C and Class N expenses do not include the contingent deferred sales charges.

What are the capitalizations of the Funds and what would the capitalization be after the Reorganization?

         The following tables set forth the existing capitalization (unaudited)
of Growth Fund and Capital Appreciation Fund as of May 31, 2007, the pro forma combined capitalization of Capital Appreciation Fund as of May 31, 2007 as if
the Reorganization had occurred on that date.

--------------------------------------------------------------------------------------------------------------------
Growth Fund                               Net Assets                   Shares                 Net Asset Value
                                                                     Outstanding                 Per Share
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
  Class A                                $1,046,003,991              29,980,796                    $34.89
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
  Class B                                 $145,225,553                4,602,189                    $31.56
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
  Class C                                 $79,787,875                 2,486,491                    $32.09
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
  Class N                                 $16,094,846                  467,281                     $34.44
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
  Class Y                                 $38,925,338                 1,103,461                    $35.28
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
TOTAL                                    $1,326,037,603               38,640,218                   $34.32
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund                 Net Assets                   Shares                 Net Asset Value
                                                                     Outstanding                 Per Share
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
  Class A                                $5,489,990,576              108,602,491                   $50.55
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
  Class B                                 $796,693,298               17,304,340                    $46.04
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
  Class C                                 $701,984,216               15,371,738                    $45.67
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
  Class N                                 $260,958,913                5,247,496                    $49.73
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
  Class Y                                $1,002,086,159              19,259,578                    $52.03
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
TOTAL                                    $8,251,713,162              165,785,643                   $49.77
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund                 Net Assets                   Shares                 Net Asset Value
(Pro Forma Surviving Fund after
Growth Fund merger)*                                                 Outstanding                 Per Share
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
  Class A                                $6,535,994,567              129,294,458                   $50.55
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
  Class B                                 $941,918,851                20,458,669                   $46.04
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
  Class C                                 $781,772,091                17,118,886                   $45.67
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
  Class N                                 $277,053,759                5,571,139                    $49.73
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
  Class Y                                $1,041,011,497               20,007,703                   $52.03
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
TOTAL                                    $9,577,750,765              192,450,855                   $49.69
--------------------------------------------------------------------------------------------------------------------

*    Reflects the issuance of 20,691,972 Class A shares, 3,154,334 Class B shares, 1,747,163 Class C shares, 323,644 Class N shares and 748,125 Class
     Y shares of Capital Appreciation Fund in a tax-free exchange for the net assets of Growth Fund, aggregating 26,641,498.

How have the Funds performed?

         The following past performance information for each Fund is set forth below: (i) a bar chart showing changes in each Fund's performance for Class A shares from year to year for the last ten calendar years (or less, if applicable) and (ii) tables detailing how the average annual total returns of each Fund's shares, both before and after taxes, compared to those of broad-based market indices. The after-tax returns are shown for Class A shares only and are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state or local taxes. The after-tax returns are calculated based on certain assumptions mandated by regulation and your actual after-tax returns may differ from those shown, depending on your individual tax situation. The after-tax returns set forth below are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or IRAs or to institutional investors not subject to tax. The past investment performance of either Fund, before and after taxes, is not necessarily an indication of how either Fund will perform in the future.

Annual Total Returns for Growth Fund (Class A) as of 12/31 each year
[See appendix to this Prospectus and Proxy Statement for data in bar chart showing annual total returns for Oppenheimer Growth Fund.]

Sales charges and taxes are not included in the calculations of return in this bar chart, and if those charges and taxes were included, the returns may be less than those shown. For the period from April 1, 2007 through June 30, 2007, the cumulative return (not annualized) before taxes for Class A shares was 7.11%.
During the period shown in the bar chart, the highest return (not annualized)
before taxes for a calendar quarter was 30.16% (4th Qtr `99) and the lowest return (not annualized) before taxes for a calendar quarter was -25.55% (4th Qtr
`00).

Annual Total Returns for Capital Appreciation Fund (Class A) as of 12/31 each year [See appendix to prospectus and proxy statement for data in bar chart showing annual total returns for Oppenheimer Capital Appreciation Fund.]

Sales charges and taxes are not included in the calculations of return in this bar chart, and if those charges and taxes were included, the returns may be less than those shown. For the period from April 1, 2007 through June 30, 2007, the cumulative return (not annualized) before taxes for Class A shares was 6.38%.
During the period shown in the bar chart, the highest return (not annualized)
before taxes for a calendar quarter was 28.86% (4th Qtr `99) and the lowest return (not annualized) before taxes for a calendar quarter was -19.89% (3rd Qtr
`01).

--------------------------------------------- ---------------------- ---------------------------- --------------------------
Growth Fund
--------------------------------------------- ---------------------- ---------------------------- --------------------------
--------------------------------------------- ---------------------- ---------------------------- --------------------------
Average Annual Total Returns                         1 Year                    5 Years                    10 Years
                                                                                                    (or life of class, if
for the periods ended December 31, 2006                                                                     less)
--------------------------------------------- ---------------------- ---------------------------- --------------------------
--------------------------------------------- ---------------------- ---------------------------- --------------------------
Class A Shares (inception 3/15/73)
  Return Before Taxes                                -1.37%                    -0.45%                       2.34%
  Return After Taxes on Distributions                -1.37%                    -0.45%                       1.44%
  Return  After Taxes on  Distributions  and
  Sale of Fund Shares                                -0.89%                    -0.38%                       1.68%
--------------------------------------------- ---------------------- ---------------------------- --------------------------
--------------------------------------------- ---------------------- ---------------------------- --------------------------
Class B Shares (inception 8/17/93)                   -1.28%                    -0.53%                       2.47%
--------------------------------------------- ---------------------- ---------------------------- --------------------------
--------------------------------------------- ---------------------- ---------------------------- --------------------------
Class C Shares (inception 11/01/95)                   2.73%                    -0.12%                       2.11%
--------------------------------------------- ---------------------- ---------------------------- --------------------------
--------------------------------------------- ---------------------- ---------------------------- --------------------------
Class N Shares (inception 3/01/01)                    3.28%                     0.64%                      -2.13%
--------------------------------------------- ---------------------- ---------------------------- --------------------------
--------------------------------------------- ---------------------- ---------------------------- --------------------------
Class Y Shares (inception 6/01/94)                    4.91%                     0.94%                       3.19%
--------------------------------------------- ---------------------- ---------------------------- --------------------------
--------------------------------------------- ---------------------- ---------------------------- --------------------------
S&P 500 Index (reflects no deduction for             15.78%                     6.19%                       8.42%
fees, expenses or taxes)                                                                                  4.10%(1)
1.       From 2/28/01.

--------------------------------------------- ----------------------- -------------------------- --------------------------
Capital Appreciation Fund
--------------------------------------------- ----------------------- -------------------------- --------------------------
--------------------------------------------- ----------------------- -------------------------- --------------------------
                                                                               5 Years                   10 Years
Average Annual Total Returns                          1 Year            (or life of class, if      (or life of class, if
for the periods ended December 31, 2006                                         less)                      less)
--------------------------------------------- ----------------------- -------------------------- --------------------------
--------------------------------------------- ----------------------- -------------------------- --------------------------
Class A Shares (inception 1/22/81)
  Return Before Taxes                                 1.33%                     1.51%                      7.54%
  Return After Taxes on Distributions                 1.33%                     1.47%                      6.39%
  Return After Taxes on Distributions and
  Sale of Fund Shares                                 0.86%                     1.27%                      6.00%
--------------------------------------------- ----------------------- -------------------------- --------------------------
--------------------------------------------- ----------------------- -------------------------- --------------------------
Class B Shares (inception 11/01/95)                   1.63%                     1.50%                      7.67%
--------------------------------------------- ----------------------- -------------------------- --------------------------
--------------------------------------------- ----------------------- -------------------------- --------------------------
Class C Shares (inception 12/01/93)                   5.69%                     1.94%                      7.34%
--------------------------------------------- ----------------------- -------------------------- --------------------------
--------------------------------------------- ----------------------- -------------------------- --------------------------
Class N Shares (inception 3/01/01)                    6.14%                     2.40%                      0.40%
--------------------------------------------- ----------------------- -------------------------- --------------------------
--------------------------------------------- ----------------------- -------------------------- --------------------------
Class Y Shares (inception 11/03/97)                   7.93%                     3.12%                      6.44%
--------------------------------------------- ----------------------- -------------------------- --------------------------
--------------------------------------------- ----------------------- -------------------------- --------------------------
                                                                                                           8.42%
S&P 500 Index (reflects no deduction for              15.78%                    6.19%                    4.10%(1)
fees, expenses or taxes)                                                                                 6.57%(2)
--------------------------------------------- ----------------------- -------------------------- --------------------------
1.       From 02/28/01
2.       From 10/31/97

For each Fund, the average annual total returns include applicable sales charges: for Class A, the current maximum initial sales charge of 5.75%; for
Class B, the contingent deferred sales charge of 5% (1-year) and 2% (5-years);
and for Class C and Class N, the 1% contingent deferred sales charge for the
1-year period. There is no sales charge for Class Y shares. Because Class B shares convert to Class A shares 72 months after purchase, Class B
"life-of-class" performance does not include any contingent deferred sales charge and uses Class A performance for the period after conversion. The returns measure the performance of a hypothetical account and assume that all dividends and capital gains distributions have been reinvested in additional shares.

The performance of each Fund's Class A shares is compared to the S&P 500 Index, an unmanaged index of equity securities that is a measure of the general domestic stock market. The index's performance includes reinvestment of income but does not reflect transaction costs, fees, expenses or taxes. The Fund's investments vary from those in the index.

Management's Discussion of Capital Appreciation Fund's Performance

         A discussion of the performance of Capital Appreciation Fund taken from its annual report dated August 31, 2006 is set forth in Exhibit C.

HOW DO THE ACCOUNT FEATURES AND SHAREHOLDER SERVICES FOR THE FUNDS COMPARE?

Purchases, Redemptions and Exchanges

         The procedures for purchases, redemptions and exchanges of shares of the Funds are the same. Shares of either Fund may be exchanged for shares of the same class of certain other Oppenheimer funds offering such shares. Exchange privileges are subject to amendment or termination at any time.

         Both Funds have the same initial and subsequent minimum investment amounts for the purchase of shares. These amounts are $1,000 and $50, respectively. Both Funds have a maximum initial sales charge of 5.75% on Class A shares for purchases of less than $25,000. The sales charge of 5.75% is reduced for purchases of Class A shares of $25,000 or more. Investors who purchase $1 million or more of Class A shares pay no initial sales charge but may have to pay a contingent deferred sales charge of up to 1% if the shares are sold within
18 calendar months from the beginning of the calendar month during which they were purchased. Class B shares of the Funds are sold without a front-end sales charge but may be subject to a contingent deferred sales charge ("CDSC") upon redemption depending on the length of time the shares are held. The CDSC begins at 5% for shares redeemed in the first year and declines to 1% in the sixth year and is eliminated after that. Class C shares may be purchased without an initial sales charge, but if redeemed within 12 months of buying them, a CDSC of 1% may be deducted. Class N shares are purchased without an initial sales charge, but if redeemed within 18 months of the retirement plan's first purchase of N shares, a CDSC of 1% may be deducted.

         Class A, Class B, Class C, Class N and Class Y shares of Capital
Appreciation Fund received in the Reorganization will be issued at net asset value, without a sales charge and no CDSC will be imposed on Growth Fund shares exchanged for Capital Appreciation Fund shares as a result of the
Reorganization. However, any CDSC that applies to Growth Fund shares as of the date of the exchange will carry over to Capital Appreciation Fund shares received in the Reorganization.

Dividends and Distributions

         Both Funds intend to declare dividends separately for each class of shares from net investment income on an annual basis and pay them annually.
Dividends and distributions paid to Class A and Class Y shares will generally be higher than dividends for Class B, Class C and Class N shares, which normally have higher expenses than Class A and Class Y shares. The Funds have no fixed dividend rate and cannot guarantee that they will pay any dividends or distributions.

         Either Fund may realize capital gains on the sale of portfolio securities. If it does, it may make distributions out of any net short-term or long-term capital gains each year. Each Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year. However, there can be no assurance that either Fund will pay any capital gains distributions in a particular year.

Other Shareholder Services

         Both Funds also offer the following privileges: (i) the ability to reduce your sales charge on purchases of Class A shares through rights of accumulation or letters of intent, (ii) reinvestment of dividends and distributions at net asset value, (iii) net asset value purchases by certain individuals and entities, (iv) Asset Builder (automatic investment) Plans, (v)
Automatic Withdrawal and Exchange Plans for shareholders who own shares of the
Funds valued at $5,000 or more, (vi) AccountLink and PhoneLink arrangements,
(vii) exchanges of shares for shares of the same class of certain other funds at net asset value, (viii) telephone and Internet redemption and exchange privileges and (ix) wire redemptions of fund shares (for a fee). All of such services and privileges are subject to amendment or termination at any time and are subject to the terms of the Funds' respective prospectuses. For additional information, please see the section in the current Prospectus of Capital
Appreciation Fund titled "ABOUT YOUR ACCOUNT."

HOW DO THE PRINCIPAL RISKS OF INVESTING IN THE FUNDS DIFFER?

The Funds' Overall Risk

         Like all investments, an investment in either Fund involves risk. The risks associated with an investment in each Fund are substantially similar.
There is no assurance that either Fund will meet its investment objective. The achievement of the Funds' goals depends upon market conditions, generally, and on the portfolio manager's analytical and portfolio management skills. The risks described below collectively form the risk profiles of the Funds, and can affect the value of the Funds' investments, investment performance and prices per share. There is also the risk that poor securities selection by the Manager will cause a Fund to underperform other funds having a similar objective. These risks mean that you can lose money by investing in either Fund. When you redeem your shares, they may be worth more or less than what you paid for them.

         The allocation of each Fund's portfolio among different investments will vary over time based upon the Manager's evaluation of economic and market trends. In the OppenheimerFunds spectrum, both Growth Fund and Capital
Appreciation Fund are considered aggressive growth funds, designed for investors willing to assume greater risks. Both Funds are generally more aggressive than funds that invest in both stocks and bonds or in investment grade debt securities, but may be less volatile than small-cap and emerging markets stock funds.

         For both Growth Fund and Capital Appreciation Fund, the Manager tries to reduce risks by carefully researching securities before they are purchased and in some cases by using hedging techniques. Each Fund attempts to reduce its exposure to market risks by diversifying its investments, that is, by not holding a substantial amount percentage of the stock of any one company and by not investing too great a percentage of the Fund's assets in any one company.
Neither Fund concentrates 25% or more of its investments in companies in any one industry. That limit does not apply to securities issued or guaranteed by the
U.S. government or its agencies and instrumentalities or securities issued by investment companies.

         An investment in either Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

         Risks of Investing in Stocks. Both Funds invest in stocks. Stocks fluctuate in price and their short-term volatility at times may be great.
Because each Fund invests primarily in common stocks, the value of the Funds'
portfolios will be affected by changes in the stock markets. This market risk will affect each Fund's net asset values per share, which will fluctuate as the values of the Funds' portfolio securities change.

         A variety of factors can affect the price of a particular stock and the prices of individual stocks do not all move in the same direction uniformly or at the same time. Different stock markets may also behave differently from each other. Other factors can affect a particular stock's price, such as poor earnings reports by the issuer, loss of major customers, major litigation against the issuer, or changes in government regulations affecting the issuer or its industry.

         Securities in the Funds' portfolios may not increase as much as the market as a whole. Some securities may not be actively traded, and therefore, may not be readily bought or sold. Although at times each Fund's investments may appreciate in value rapidly, investors should not expect that most of a Fund's investments will appreciate rapidly. The Manager may increase the relative emphasis of a Fund's investments in a particular industry from time to time.
Stocks of issuers in a particular industry may be affected by changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry more than others. To the extent that either of the Funds increases the relative emphasis of its investments in a particular industry, its share values may fluctuate in response to events affecting that industry.

         Risks of Foreign Investing. Although both Funds may invest in foreign securities, Capital Appreciation Fund tends to have a higher percentage of the
Fund's assets invested in foreign securities, which have additional risks. As of
May 31, 2007, Capital Appreciation Fund had approximately 9.56% of its total assets invested in foreign securities as compared to 0% of total assets for
Growth Fund. Growth Fund limits its investments in foreign securities to not more than 10% of its total assets, although it has the ability to invest up to
25% of its total assets. Capital Appreciation Fund does not expect to have more than 35% of its total assets invested in foreign securities, although it has the ability to invest without limit.

         While foreign securities may offer special investment opportunities, there are also special risks. The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. Foreign issuers are not subject to the same accounting and disclosure requirements applicable to U.S. companies. The value of foreign investments may be affected by exchange control regulations, expropriation or nationalization of a company's assets, foreign taxes, delays in settlement of transactions, changes in governmental economic or monetary policy in the U.S. or abroad, or other political and economic factors. Securities in underdeveloped countries may be more difficult to sell and their prices may be more volatile. These risks could cause the prices of foreign stocks to fall and could therefore depress either Fund's share prices.

         Additionally, if a Fund invests a significant amount of its assets in foreign securities, it may be exposed to "time-zone arbitrage" attempts by investors seeking to take advantage of the differences in value of foreign securities that might result from events that occur after the close of the foreign securities market on which a foreign security is traded and before the close of the New York Stock Exchange (the "NYSE") that day, when the Fund's net asset value is calculated. If such time-zone arbitrage were successful, it might dilute the interests of other shareholders. However, each Fund's use of "fair value pricing" to adjust the closing market prices of foreign securities under certain circumstances, to reflect what the Manager and the Board believe to be their fair value, may help deter those activities.

         Risks of Growth Stocks. For both the Growth and Capital Appreciation
Funds, growth stocks are selected for the Fund's portfolio because each Fund's
Manager believes the price of the stock will increase over time. Growth stocks may at times be favored by the market and at other times may be out of favor.
Stocks of growth companies, particularly newer companies, may offer opportunities for greater capital appreciation but may be more volatile than stocks of larger, more established companies. These stocks may also have greater risk of price volatility if the company's earnings growth or stock price fails to increase as expected.

         Some growth companies, including newer companies, tend to retain a large part of their earnings for research, development or investment in capital assets. Therefore, they do not emphasize paying dividends, and may not pay any dividends for some time. Other stocks are considered "growth" stocks because the company is experiencing growth in earnings or income.

         Investments By "Funds of Funds." Class Y shares of both Funds are offered as an investment to certain other Oppenheimer funds that act as "funds of funds." Those funds of funds may invest significant portions of their assets in shares of the Fund. From time to time, those investments may also represent a significant portion of the Fund's outstanding shares or of its outstanding Class
Y shares. Those funds of funds typically use asset allocation strategies under which they may increase or reduce the amount of their investment in the Fund frequently, and may do so on a daily basis during volatile market conditions. If the size of those purchases and redemptions of the Fund's shares by the funds of funds were significant relative to the size of the Fund's assets, the Fund could be required to purchase or sell portfolio securities, increasing its transaction costs and possibly reducing its performance for all share classes.

         Industry and Sector Focus. At times, each Fund may also increase the relative emphasis of its investments in a particular technology industry or sector. The prices of stocks of issuers in a particular industry or sector may go up and down in response to changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than others. To the extent that either Fund increases the relative emphasis of its investments in a particular industry or sector, its share values may fluctuate to a greater degree in response to events affecting that industry or sector.

Other Investment Strategies

         To seek its objective, each Fund may also use the investment techniques and strategies described below. The Funds might not always use all of the different types of techniques and investments described below. These techniques have risks, although some are designed to help reduce overall investment or market risks.

         Other Equity Securities. While each Fund emphasizes investments in common stocks, it can also buy preferred stocks and securities convertible into common stock. These securities can be issued by domestic or foreign companies.
The Manager considers some convertible securities to be "equity equivalents"
because of the conversion feature and in that case their credit rating has less impact on the investment decision than in the case of other debt securities.

         Convertible securities are rated by nationally recognized statistical rating organizations such as Moody's Investors Service or are given comparable ratings by the Manager. "Investment grade" securities are debt securities in the four highest ratings categories of ratings organizations or unrated securities assigned a comparable rating by the Manager. Lower-grade securities may be subject to greater market fluctuations and risks of loss of income and principal and have less liquidity than investments in investment-grade securities. Debt securities are subject to credit risk (the risk that the issuer will not make timely payments of interest and principal) and interest rate risk (the risk that the value of the security will fall if interest rates rise).

         Small-Capitalization Stock Investments. Although each Fund focuses on large- or mid-capitalization companies, each Fund may invest in small-capitalization companies, including those that have been in operation for a relatively short period. Small-cap companies tend to be companies that are developing new products or services that the Manager believes have relatively favorable prospects, or that are expanding into new and growing markets.
Emerging growth companies may offer new products or services that might enable them to capture a dominant or important market position. They may have a special area of expertise or the capability to take advantage of changes in demographic factors in a more profitable way than larger, more established companies.

         Illiquid and Restricted Securities. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. Restricted securities may have terms that limit their resale to other investors or may require registration under applicable securities laws before they may be sold publicly.

         Each Fund will not invest more than 10% of its net assets in illiquid or restricted securities. The Board can increase that limit to 15%. Certain restricted securities held by a Fund that are eligible for resale to qualified institutional purchasers may not be subject to that Fund's respective investment limit. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

         Derivative Investments. Both Funds can invest in a number of different kinds of "derivative" investments. In general terms, a derivative investment is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. In the broadest sense, options, futures contracts, and other hedging instruments each Fund might use may be considered "derivative" investments. Derivatives may increase the volatility of each Fund's share prices or cause investment losses.

         In addition to using derivatives for hedging, each Fund might use other derivative investments because they offer the potential for increased value. The
Fund currently does not use derivatives to a significant degree and is not required to use them in seeking its objective.

         Derivatives have risks. If the issuer of the derivative investment does not pay the amount due, a Fund can lose money on the investment. The underlying security or investment on which a derivative is based, and the derivative itself, may not perform the way the Manager expected it to. As a result of these risks a Fund could realize less principal or income from the investment than expected or its hedge might be unsuccessful. As a result, a Fund's share prices could fall. Certain derivative investments held by a Fund might be illiquid.

         Hedging. Both Funds can buy and sell certain kinds of futures contracts, put and call options, and forward contracts for "hedging" purposes.
Neither Fund intends to use these instruments extensively and is not required to do so to seek its objective. Growth Fund does not use hedging for speculative purposes. It has limits on the extent of its use of hedging and the types of hedging instruments that it can use.

         Some of these strategies could be used to hedge a Fund's portfolio against price fluctuations. Other hedging strategies, such as buying futures and call options, could tend to increase a Funds' exposure to the securities market.

         There are also special risks in particular hedging strategies. Options trading involves the payment of premiums, can increase portfolio turnover, and can have special tax effects on a Fund. If the Manager used a hedging instrument at the wrong time or judged market conditions incorrectly, the strategy could reduce a Fund's return. A Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments or if it could not close out a position because of an illiquid market.

         Loans of Portfolio Securities. Both Funds may make loans of its portfolio securities, in each case with a value not to exceed 25% of its net assets, in accordance with Securities Lending Guidelines adopted by the Board.
Capital Appreciation Fund has entered into a securities lending agreement with
JP Morgan Chase for that purpose. Growth Fund is not a party to that securities lending agreement.

         Under the JPMorgan Chase agreement, Capital Appreciation Fund's portfolio securities may be loaned to brokers, dealers and financial institutions, provided that such loans comply with the collateralization and other requirements of the securities lending agreement, the Securities Lending
Guidelines and applicable government regulations. JP Morgan Chase has agreed to bear the risk that a borrower may default on its obligation to return loaned securities. However, Capital Appreciation Fund will be responsible for risks associated with the investment of cash collateral, including the risk of a default by the issuer of a security in which cash collateral has been invested.
If that occurs, Capital Appreciation Fund may incur additional costs in seeking to obtain the collateral or may lose the amount of the collateral investment.
Capital Appreciation Fund may also lose money if the value of the cash collateral decreases.

         Investments in Oppenheimer Institutional Money Market Fund. Both Funds
can invest its free cash balances in the Class E shares of Oppenheimer
Institutional Money Market Fund, to seek current income while preserving liquidity. The Oppenheimer Institutional Money Market Fund is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940 ("Investment Company Act"). It invests in a variety of short-term, high-quality, dollar-denominated money market instruments issued by the U.S. government, domestic and foreign corporations and financial institutions, and other entities. As a shareholder, a Fund will be subject to its proportional share of the Oppenheimer Institutional Money Market Fund's
Class E expenses, including its advisory fee. However, the Manager will waive a portion of a Fund's advisory fee to the extent of the Fund's share of the advisory fee paid by the Oppenheimer Institutional Money Market Fund.

         Temporary Defensive and Interim Investments. In times of unstable or adverse market, economic or political conditions, each Fund can invest up to
100% of its assets in temporary investments that may be inconsistent with the
Fund's principal investment strategies. Generally they would be cash equivalents
(such as commercial paper), money market instruments, short-term debt securities, U.S. government securities, or repurchase agreements. The Funds could also hold these types of securities pending the investment of proceeds from the sale of Fund shares or portfolio securities or to meet anticipated redemptions of Fund shares. To the extent the Funds invest defensively in these securities, it might not achieve its investment objective of capital appreciation.

         Portfolio Turnover. A change in the securities held by a Fund is known as "portfolio turnover." Each Fund can engage in active and frequent short-term trading while trying to achieve its objective. Both Funds may have a portfolio turnover rate in excess of 100% annually. Increased portfolio turnover creates higher brokerage and transaction costs for a Fund (and may reduce performance).
If a Fund realizes capital gains when it sells its portfolio investments, it must generally pay those gains out to shareholders, increasing their taxable distributions. The following table shows the portfolio turnover rates for both funds over the last five fiscal years (for the year ended August 31):

----------------------------------------- -------------- --------------- -------------- --------------- --------------

                                              2006            2005           2004            2003           2002
----------------------------------------- -------------- --------------- -------------- --------------- --------------
----------------------------------------- -------------- --------------- -------------- --------------- --------------

Growth Fund                                    63%            72%            104%            82%             60%
----------------------------------------- -------------- --------------- -------------- --------------- --------------
----------------------------------------- -------------- --------------- -------------- --------------- --------------

Capital Appreciation Fund                      83%            38%             45%            42%             28%
----------------------------------------- -------------- --------------- -------------- --------------- --------------

         The risks described above collectively form the expected overall risk profile, respectively, of each Fund and can affect the value of a Fund's investments, its investment performance and its prices per share. Particular investments and investment strategies also have risks. These risks mean that you can lose money by investing in either Fund. When you redeem your shares, they may be worth more or less than what you paid for them. There is no assurance that either Fund will achieve its investment objective.

                      INFORMATION ABOUT THE REORGANIZATION

         This is only a summary of the Reorganization Agreement. You should read the form of Reorganization Agreement, which is attached as Exhibit A.

How will the Reorganization be carried out?

         If the shareholders of Growth Fund approve the Reorganization
Agreement, the Reorganization will take place after various conditions are satisfied by Growth Fund and Capital Appreciation Fund, including delivery of certain documents. The Closing Date is presently scheduled for on or about
November 9, 2007 and the "Valuation Date" (which is the business day preceding the Closing Date of the Reorganization) is presently scheduled for on or about
November 8, 2007.

         If the shareholders of Growth Fund vote to approve the Reorganization
Agreement, substantially all of the assets of Growth Fund will be transferred to
Capital Appreciation Fund in exchange for shares of Capital Appreciation Fund, and you will receive Class A, Class B, Class C, Class N or Class Y shares of
Capital Appreciation Fund equal in value to the value as of the Valuation Date of your shares of Growth Fund. Growth Fund will then be liquidated and its outstanding shares will be cancelled. The stock transfer books of Growth Fund will be permanently closed at the close of business on the Valuation Date.

         Shareholders of Growth Fund who vote their Class A, Class B, Class C,
Class N and Class Y shares in favor of the Reorganization will be electing in effect to redeem their shares of Growth Fund at net asset value on the Valuation
Date, after Growth Fund subtracts a cash reserve ("Cash Reserve"), and reinvest the proceeds in Class A, Class B, Class C, Class N and Class Y shares of Capital
Appreciation Fund at net asset value. The Cash Reserve is an amount retained by
Growth Fund for the payment of Growth Fund's outstanding debts, taxes and expenses of liquidation following the Reorganization. Capital Appreciation Fund is not assuming any debts of Growth Fund except debts for unsettled securities transactions and outstanding dividend and redemption checks. Any debts paid out of the Cash Reserve will be those debts, taxes or expenses of liquidation incurred by Growth Fund on or before the Closing Date. Growth Fund will recognize capital gains or losses on any sales of portfolio securities made prior to the Reorganization. The sales of portfolio securities contemplated in the Reorganization are anticipated to be in the ordinary course of business of
Growth Fund's activities. Following the Reorganization, Growth Fund shall take all necessary steps to complete its liquidation and affect a complete dissolution of the Fund.

         Under the Reorganization Agreement, either Growth Fund or Capital
Appreciation Fund may abandon and terminate the Reorganization Agreement for any reason and there shall be no liability for damages or other recourse available to the other Fund, provided, however, that in the event that one of the Funds terminates the Reorganization Agreement without reasonable cause, it shall, upon demand, reimburse the other Fund for all expenses, including reasonable out-of-pocket expenses and fees incurred in connection with the Reorganization
Agreement.

         To the extent permitted by law, the Funds may agree to amend the
Reorganization Agreement without shareholder approval. They may also agree to terminate and abandon the Reorganization at any time before or, to the extent permitted by law, after the approval of shareholders of Growth Fund.

Who will pay the expenses of the Reorganization?

         Each Fund will be responsible for its respective out-of-pocket expenses associated with the Reorganization, including outside legal and accounting fees, and shareholder communication costs. OFI has estimated total merger related costs to be approximately $217,500 for Growth Fund and $19,000 for Capital
Appreciation Fund. OFI does not anticipate that either Fund will experience a dilution as a result of the proposed Reorganization.

What are the tax consequences of the Reorganization?

     The Reorganization is intended to qualify as a tax-free  reorganization for federal income tax purposes under Section 368(a)(1) of the Internal Revenue Code of 1986, as amended.  Based on certain assumptions and representations  received from Growth Fund and Capital Appreciation Fund, we believe that (i) shareholders of Growth Fund  should not  recognize  any gain or loss for  federal  income tax purposes  as a result of the  exchange  of their  shares  for  shares of Capital
Appreciation  Fund; (ii)  shareholders of Capital  Appreciation  Fund should not recognize  any gain or loss upon receipt of Growth  Fund's  assets (iii) and the holding  period of Capital  Appreciation  Fund shares  received in that exchange should  include the period that  Growth  Fund  shares were held  (provided  such shares were held as a capital asset on the Closing Date).  In addition,  neither
Fund  is  expected  to  recognize  a gain  or loss  as a  direct  result  of the
Reorganization.  Please see the  Agreement and Plan of  Reorganization  for more details.

         No tax opinion is being provided in connection with the Reorganization.
Although we believe it is not likely, the Reorganization may not qualify as a tax-free reorganization and you should consult your own tax advisor regarding the tax consequences of the Reorganization.

         Prior to the Valuation Date, Growth Fund may pay a dividend which would have the effect of distributing to Growth Fund's shareholders all of Growth
Fund's investment company taxable income, if any, for taxable years ending on or prior to the Closing Date (computed without regard to any deduction for dividends paid) and all of its net capital gains, if any, realized in taxable years ending on or prior to the Closing Date (after reduction for any available capital loss carry-forward). As of Growth Fund's fiscal year ended August 31,
2006, the Fund had $539,505,177 of net capital loss carry-forward available to offset any realized capital gains and thereby reduce the capital gains distributions. Any such dividends will be included in the taxable income of
Growth Fund's shareholders as ordinary income and capital gain, respectively.

         You will continue to be responsible for tracking the purchase cost and holding period of your shares and should consult your tax advisor regarding the effect, if any, of the Reorganization in light of your individual circumstances.
You should also consult your tax advisor as to state and local and other tax consequences, if any, of the Reorganization because this discussion only relates to anticipated federal income tax consequences.

                         REASONS FOR THE REORGANIZATION

Board Considerations

         At a meeting of the Boards of Trustees of Growth Fund and Capital
Appreciation Fund held June 14, 2007, the Board considered whether to approve the proposed Reorganization on behalf of each Fund and reviewed and discussed with the Manager and the Boards' independent legal counsel the proposed
Reorganization. Information with respect to, among other things, each Fund's respective investment objective and policies, management fees, distribution fees and other operating expenses, historical performance and asset size also was considered by the Board.

         The Board received information that demonstrated that from 2000 to the end of May 2007, assets decreased from over $3.2 billion to approximately $1.256 billion. The Board also considered that OppenheimerFunds Distributor, Inc.
("OFDI") does not believe, based on the Fund's performance, that the assets of the Fund will increase significantly from any sales efforts.

         The Board also considered the relative smaller size of Growth Fund and the Manager's view that the corresponding management fee is higher for Growth
Fund because the Fund has not reached the same management fee breakpoint levels as Capital Appreciation Fund. The Board considered the Manager's expectation that by merging Growth Fund into Capital Appreciation Fund, shareholders of
Growth Fund would benefit from significantly reduced fees and expenses.

         The Board considered that the procedures for purchases, redemptions and exchanges of shares of both Funds are the same and that both Funds offer the same investor services and options.

         The Board also considered the terms and conditions of the
Reorganization, including that there would be no sales charge imposed in effecting the Reorganization and that the Reorganization is expected to be a tax-free reorganization. The Board concluded that Growth Fund's participation in the transaction was in the best interests of Growth Fund and that the
Reorganization would not result in a dilution of the interests of existing shareholders of Growth Fund.

         After consideration of the above factors, other considerations, and such information as the Board of Growth Fund deemed relevant, the Board, including the Trustees who are not "interested persons" (as defined in the
Investment Company Act) of Capital Appreciation Fund, Growth Fund or the Manager
(the "Independent Trustees"), unanimously approved the Reorganization and the
Reorganization Agreement and voted to recommend its approval by the shareholders of Growth Fund.

         The Board also determined that the Reorganization was in the best interests of Capital Appreciation Fund and its shareholders and that no dilution would result to those shareholders. Capital Appreciation Fund shareholders do not vote on the Reorganization. The Board on behalf of Capital Appreciation
Fund, including the Independent Trustees, unanimously approved the
Reorganization and the Reorganization Agreement.

         Neither Fund's Board members are required to attend the meeting nor do they plan to attend the meeting.

         For the reasons discussed above, the Board, on behalf of Growth Fund, recommends that you vote FOR the Reorganization Agreement. If shareholders of
Growth Fund do not approve the Reorganization Agreement, the Reorganization will not take place.

What should I know about Class A, Class B, Class C, Class N and Class Y Shares of Capital Appreciation Fund?

         Upon consummation of the Reorganization, Class A, Class B, Class C,
Class N, and Class Y shares of Capital Appreciation Fund will be distributed to shareholders of Class A, Class B, Class C, Class N and Class Y shares of Growth
Fund, respectively, in connection with the Reorganization. The shares of Capital
Appreciation Fund will be recorded electronically in each shareholder's account.
Capital Appreciation Fund will then send a confirmation to each shareholder.
Shareholders of Growth Fund holding certificates representing their shares will not be required to surrender their certificates in connection with the
Reorganization. However, former shareholders of Growth Fund whose shares are represented by outstanding share certificates will not be allowed to redeem or exchange shares of Capital Appreciation Fund they receive in the Reorganization until the exchanged Growth Fund certificates have been returned to the Transfer
Agent.

         The rights of shareholders of both Funds are substantially the same as are their governing documents. Each share will be fully paid and non-assessable when issued. Both Funds' Declarations of Trust contain an express disclaimer of shareholder or Trustee liability for the Fund's obligations, and provides for indemnification of any loss and expenses out of its property for any shareholder held personally liable for its obligations. Neither Fund permits cumulative voting.

WHAT ARE THE FUNDAMENTAL INVESTMENT RESTRICTIONS OF THE FUNDS?

         Both Growth Fund and Capital Appreciation Fund have certain additional fundamental investment restrictions that can only be changed with shareholder approval. Generally, these investment restrictions are the same between the
Funds. Please see the Statements of Additional Information for each Fund for descriptions of those investment restrictions, which is incorporated by reference into the Statement of Additional Information dated September 6, 2007 related to this Reorganization.

OTHER COMPARISONS BETWEEN THE FUNDS

         The description of certain other key features of the Funds is set forth below. More detailed information is available in each Fund's Prospectus and
Statement of Additional Information, which are incorporated by reference.

Management of the Funds

         Each Fund is governed by the same Board of Trustees, which is responsible for protecting the interests of each Fund's shareholders under
Massachusetts law and other applicable laws. For a listing of the Capital
Appreciation Fund's Board of Trustees and biographical information, please refer to the Statement of Additional Information to this Prospectus and Proxy
Statement, which are incorporated by reference into the Statement of Additional
Information dated September 6, 2007 related to this Reorganization.

Investment Management and Fees

         The day-to-day management of the business and affairs of each Fund is the responsibility of the Manager. Pursuant to each Fund's investment advisory agreement, the Manager acts as the investment adviser for both Funds, manages the assets of both Funds and makes each Fund's investment decisions. The Manager employs the Funds' portfolio managers. Both Funds are managed by Marc L. Baylin,
CFA, who is primarily responsible for the day-to-day management of each Fund's investments.

         Both Funds obtain investment management services from the Manager according to the terms of management agreements that are substantially similar.
The advisory agreements require the Manager, at its expense, to provide each
Fund with adequate office space, facilities and equipment. The agreements also require the Manager to provide and supervise the activities of all administrative and clerical personnel required to provide effective administration for the Funds. Those responsibilities include the compilation and maintenance of records with respect to their operations, the preparation and filing of specified reports, and composition of proxy materials and registration statements for continuous public sale of shares of the Funds.

         Each Fund pays expenses not expressly assumed by the Manager under the advisory agreement. The advisory agreements list examples of expenses paid by each Fund. The major categories relate to interest, taxes, brokerage commissions, fees to Independent Trustees, legal and audit expenses, custodian bank and transfer agent expenses, share issuance costs, certain printing and registration costs, and non-recurring expenses, including litigation costs.

         Both investment advisory agreements generally provide that in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or reckless disregard of its obligations and duties under the investment advisory agreement, the Manager is not liable for any loss sustained by reason of good faith errors or omissions in connection with any matters to which the agreement(s) relate.

         The Manager is controlled by Oppenheimer Acquisition Corp., a holding company owned in part by senior officers of the Manager and ultimately controlled by Massachusetts Mutual Life Insurance Company, a mutual life insurance company that also advises pension plans and investment companies. The
Manager has been an investment adviser since January 1960. The Manager
(including subsidiaries and an affiliate) managed more than $250 billion in assets as of June 30, 2007, including other Oppenheimer funds with more than 6 million shareholder accounts. The Manager is located at 225 Liberty Street, 11th
Floor, New York, New York 10281-1008.

         Fee and Expense Comparison (Class A Shares). Capital Appreciation Fund
offers a significantly more favorable advisory fee and overall expense ratio than Growth Fund due to its size.

         The table below shows the current contractual management fee schedule for each of the Funds. As shown in the table, the effective management fee for
Capital Appreciation Fund is 0.57%, versus 0.67% for Growth Fund. Capital
Appreciation Fund's fee schedule would be the fee schedule for the combined
Funds upon successful completion of the Reorganization.

------------------------------------------------------------- -------------------------------------------------------
                                                                            Capital Appreciation Fund
                        Growth Fund

------------------------------------------------------------- -------------------------------------------------------
---------------------------------------- -------------------- ------------------------------------ ------------------
Assets (in $ million of average annual           Fee            Assets (in $ million of average           Fee
              net assets)                                             annual net assets)
---------------------------------------- -------------------- ------------------------------------ ------------------
---------------------------------------- -------------------- ------------------------------------ ------------------
               Up to 200                        0.75%                      Up to 200                     0.75%
---------------------------------------- -------------------- ------------------------------------ ------------------
---------------------------------------- -------------------- ------------------------------------ ------------------
               200 - 400                        0.72%                      200 - 400                     0.72%
---------------------------------------- -------------------- ------------------------------------ ------------------
---------------------------------------- -------------------- ------------------------------------ ------------------
               400 - 600                        0.69%                      400 - 600                     0.69%
---------------------------------------- -------------------- ------------------------------------ ------------------
---------------------------------------- -------------------- ------------------------------------ ------------------
               600 - 800                        0.66%                      600 - 800                     0.66%
---------------------------------------- -------------------- ------------------------------------ ------------------
---------------------------------------- -------------------- ------------------------------------ ------------------
              800 - 1,500                       0.60%                     800 - 1,500                    0.60%
---------------------------------------- -------------------- ------------------------------------ ------------------
---------------------------------------- -------------------- ------------------------------------ ------------------
             1,500 - 2,500                      0.58%                    1,500 - 2,500                   0.58%
---------------------------------------- -------------------- ------------------------------------ ------------------
---------------------------------------- -------------------- ------------------------------------ ------------------
             2,500 - 4,500                      0.56%                    2,500 - 4,500                   0.56%
---------------------------------------- -------------------- ------------------------------------ ------------------
---------------------------------------- -------------------- ------------------------------------ ------------------
              Over 4,500                        0.54%                    4,500 - 6,500                   0.54%
---------------------------------------- -------------------- ------------------------------------ ------------------
---------------------------------------- -------------------- ------------------------------------ ------------------
                                                                         6,500 - 8,500                   0.52%
---------------------------------------- -------------------- ------------------------------------ ------------------
---------------------------------------- -------------------- ------------------------------------ ------------------
                                                                        8,500 - 11,000                   0.50%
---------------------------------------- -------------------- ------------------------------------ ------------------
---------------------------------------- -------------------- ------------------------------------ ------------------
                                                                          Over 11,000                    0.48%
---------------------------------------- -------------------- ------------------------------------ ------------------
---------------------------------------- -------------------- ------------------------------------ ------------------
Effective Fee (as of 5/31/07)                   0.67%                                                    0.57%
---------------------------------------- -------------------- ------------------------------------ ------------------

Distribution Services

         OppenheimerFunds Distributor, Inc. (the "Distributor") acts as the principal underwriter in a continuous public offering of shares of the Funds, but is not obligated to sell a specific number of shares. Both Funds have adopted Service Plans for Class A shares. The plans reimburse the Distributor for a portion of its costs incurred for services provided to accounts that hold
Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25%
of the average annual net assets of Class A shares of each Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares.

         Both Funds have adopted Distribution and Service Plans for Class B,
Class C and Class N shares to pay the Distributor for its services and costs in distributing Class B, Class C and Class N shares and servicing accounts. Under each Fund's plan, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The
Distributor also receives a service fee of 0.25% per year under the Class B,
Class C and Class N plans.

         The asset-based sales charge and service fees increase Class B and
Class C expenses by 1.00% and increase Class N expenses by 0.50% of the net assets per year of the respective class. Because these fees are paid out of each
Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

         The Distributor uses the service fees to compensate dealers for providing personal services for accounts that hold Class B, Class C or Class N shares. The Distributor normally pays the 0.25% service fees to dealers in advance for the first year after the shares are sold by the dealer. After the shares have been held for a year, the Distributor pays the service fees to dealers periodically.

         The Manager and the Distributor, in their discretion, also may pay dealers or other financial intermediaries and service providers for distribution and/or shareholder servicing activities. These payments are made out of the
Manager's and/or the Distributor's own resources, including from the profits derived from the advisory fees the Manager receives from a Fund. These cash payments, which may be substantial, are paid to many firms having business relationships with the Manager and Distributor. These payments are in addition to any distribution fees, servicing fees, or transfer agency fees paid directly or indirectly by the Funds to these financial intermediaries and any commissions the Distributor pays to these firms out of the sales charges paid by investors.
These payments by the Manager or Distributor from their own resources are not reflected in the Fee Tables contained in the Prospectus and Proxy Statement because they are not paid by the Funds.

       "Financial intermediaries" are firms that offer and sell shares of the
Funds to their clients, or provide shareholder services to the Funds, or both, and receive compensation for doing so. Your securities dealer or financial adviser, for example, is a financial intermediary, and there are other types of financial intermediaries that receive payments relating to the sale or servicing of the Funds' shares. In addition to dealers, the financial intermediaries that may receive payments include sponsors of fund "supermarkets," sponsors of fee-based advisory or wrap fee programs, sponsors of college and retirement savings programs, banks and trust companies offering products that hold Fund shares, and insurance companies that offer variable annuity or variable life insurance products.

       In general, these payments to financial intermediaries can be categorized as "distribution-related" or "servicing" payments. Payments for distribution-related expenses, such as marketing or promotional expenses, are often referred to as "revenue sharing." Revenue sharing payments may be made on the basis of the sales of shares attributable to that dealer, the average net assets of a Fund and other Oppenheimer funds attributable to the accounts of that dealer and its clients, negotiated lump sum payments for distribution services provided, or sales support fees. In some circumstances, revenue sharing payments may create an incentive for a dealer or financial intermediary or its representatives to recommend or offer shares of a Fund or other Oppenheimer funds to its customers. These payments also may give an intermediary an incentive to cooperate with the Distributor's marketing efforts. A revenue sharing payment may, for example, qualify a Fund for preferred status with the intermediary receiving the payment or provide representatives of the Distributor with access to representatives of the intermediary's sales force, in some cases on a preferential basis over funds of competitors. Additionally, as firm support, the Manager or Distributor may reimburse expenses related to educational seminars and "due diligence" or training meetings (to the extent permitted by applicable laws or the rules of the NASD) designed to increase sales representatives' awareness about Oppenheimer funds, including travel and lodging expenditures. However, the Manager does not consider a financial intermediary's sale of shares of the Funds or other Oppenheimer funds when selecting brokers or dealers to effect portfolio transactions for the funds.

       Various factors are used to determine whether to make revenue sharing payments. Possible considerations include, without limitation, the types of services provided by the intermediary, sales of Fund shares, the redemption rates on accounts of clients of the intermediary or overall asset levels of
Oppenheimer funds held for or by clients of the intermediary, the willingness of the intermediary to allow the Distributor to provide educational and training support for the intermediary's sales personnel relating to the Oppenheimer funds, the availability of the Oppenheimer funds on the intermediary's sales system, as well as the overall quality of the services provided by the intermediary and the Manager or Distributor's relationship with the intermediary. The Manager and Distributor have adopted guidelines for assessing and implementing each prospective revenue sharing arrangement. To the extent that financial intermediaries receiving distribution-related payments from the
Manager or Distributor sell more shares of the Oppenheimer funds or retain more shares of the funds in their client accounts, the Manager and Distributor benefit from the incremental management and other fees they receive with respect to those assets.

       Payments may also be made by the Manager, the Distributor or the Transfer
Agent to financial intermediaries to compensate or reimburse them for administrative or other client services provided such as sub-transfer agency services for shareholders or retirement plan participants, omnibus accounting or sub-accounting, participation in networking arrangements, account set-up, recordkeeping and other shareholder services. Payments may also be made for administrative services related to the distribution of Fund shares through the intermediary. Firms that may receive servicing fees include retirement plan administrators, qualified tuition program sponsors, banks and trust companies, and others. These fees may be used by the service provider to offset or reduce fees that would otherwise be paid directly to them by certain account holders, such as retirement plans.

         Each Fund's Statement of Additional Information contains more information about revenue sharing and service payments made by the Manager or the Distributor. Your dealer may charge you fees or commissions in addition to those disclosed in this prospectus.

Transfer Agency and Custody Services

         Both Funds receive shareholder accounting and other clerical services from OppenheimerFunds Services, a division of the Manager, in its capacity as transfer agent and dividend paying agent. It acts on an annual per-account fee basis for both Funds. The terms of the transfer agency agreement for both Funds, and of a voluntary undertaking to limit transfer agent fees (to 0.35% of average daily net assets per fiscal year for each class of both Funds) are substantially similar. JPMorgan Chase Bank, located at 4 Chase Metro Tech Center, Brooklyn, NY
11245, acts as custodian of Capital Appreciation Fund. Brown Brothers Harriman &
Co., located at 40 Water Street, Boston, MA 02109-3661, acts as custodian of
Growth Fund. Prior to May 11, 2007, Citibank, N.A. served as the custodian for
Growth Fund.

Shareholder Rights

         Both Funds are Massachusetts business trusts. The Funds are not required to, and do not, hold annual meetings of shareholders and have no current intention to hold such meetings, except as required by the Investment
Company Act.

         Under the Investment Company Act, the Funds are required to hold a shareholder meeting if, among other reasons, the numbers of Trustees elected by shareholders is less than a majority of the total number of Trustees, or if they seek to change a fundamental investment policy. The Trustees of Capital
Appreciation Fund will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of 10% of its outstanding shares. If the Trustees receive a request from at least 10 shareholders stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee, the Trustees will then either make the
Fund's shareholder list available to the applicants or mail their communication to all other shareholders at the applicants' expense. The shareholders making the request must have been shareholders for at least six months and must hold in the aggregate the lesser of (1) shares of the Fund valued at $25,000 or more at current offering price, (2) or shares constituting at least 1% of the Fund's outstanding shares. The Trustees may also take other action as permitted by the
Investment Company Act.

                               VOTING INFORMATION

How do I vote?

         Please take a few moments to complete your proxy ballot promptly. You may vote your shares by completing and signing the enclosed proxy ballot(s) and mailing the proxy ballot(s) in the postage paid envelope provided. You also may vote your shares by telephone or via the internet by following the instructions on the attached proxy ballot(s) and accompanying materials. You may cast your vote by attending the Meeting in person if you are a record owner.

         If you need assistance, have any questions regarding the Proposal or need a replacement proxy ballot, you may contact us toll-free at 1-800-225-5677
(1-800-CALL-OPP). Any proxy given by a shareholder, whether in writing, by telephone or via the internet, is revocable as described below under the paragraph titled "Revoking a Proxy".

         If you simply sign and date the proxy but give no voting instructions, your shares will be voted in favor of the Reorganization Agreement.

o        Telephone Voting. Please have the proxy ballot available and call the number on the enclosed materials and follow the instructions. After you provide your voting instructions, those instructions will be read back to you and you must confirm your voting instructions before ending the telephone call. The voting procedures used in connection with telephone voting are designed to reasonably authenticate the identity of shareholders, to permit shareholders to authorize the voting of their shares in accordance with their instructions and to confirm that their instructions have been properly recorded.

         As the Meeting date approaches, certain shareholders may receive telephone calls from a representative of the solicitation firm (if applicable) if their vote has not yet been received. Authorization to permit the solicitation firm to execute proxies may be obtained by telephonic instructions from shareholders of Growth Fund. Proxies that are obtained telephonically will be recorded in accordance with the procedures discussed herein. These procedures have been designed to reasonably ensure that the identity of the shareholder providing voting instructions is accurately determined and that the voting instructions of the shareholder are accurately recorded.

         In all cases where a telephonic proxy is solicited, the solicitation firm representative is required to ask for each shareholder's full name, address, title (if the shareholder is authorized to act on behalf of an entity, such as a corporation) and to confirm that the shareholder has received the Proxy Statement and ballot. If the information solicited agrees with the information provided to the solicitation firm, the solicitation firm representative has the responsibility to explain the process, read the proposal listed on the proxy ballot, and ask for the shareholder's instructions on such proposal. The solicitation firm representative, although he or she is permitted to answer questions about the process, is not permitted to recommend to the shareholder how to vote. The solicitation firm representative may read any recommendation set forth in the Proxy
         Statement. The solicitation firm representative will record the shareholder's instructions. Within 72 hours, the shareholder will be sent a confirmation of his or her vote asking the shareholder to call the solicitation firm immediately if his or her instructions are not correctly reflected in the confirmation. For additional information, see also the section below titled "Solicitation of Proxies".

o        Internet Voting. You also may vote over the internet by following the instructions in the enclosed materials. You will be prompted to enter the control number on the enclosed proxy ballot. Follow the instructions on the screen, using your proxy ballot as a guide.

Who is entitled to vote and how are votes counted?

         Shareholders of record of Growth Fund at the close of business on July
25, 2007 (the "Record Date") will be entitled to vote at the Meeting. On
____________, 2007, there were ____________ outstanding shares of Growth Fund, consisting of ____________ Class A shares, ____________ Class B shares,
____________ Class C shares, ____________ Class N shares and ____________ Class
Y shares. Each shareholder will be entitled to one vote for each full share, and a fractional vote for each fractional share of Growth Fund held on the Record
Date.

         The individuals named as proxies on the proxy ballots (or their substitutes) will vote according to your directions if your proxy ballot is received and properly executed, or in accordance with the instructions you provide if you vote by telephone, internet or mail. You may direct the proxy holders to vote your shares on the proposal by checking the appropriate box
"FOR" or "AGAINST", or instruct them not to vote those shares on the proposal by checking the "ABSTAIN" box.

Quorum and Required Vote

         The presence in person or by proxy of a majority of Growth Fund's shares outstanding and entitled to vote constitutes a quorum. Shares whose proxies reflect an abstention on the proposal are counted as shares present and entitled to vote for purposes of determining whether the required quorum of shares exists for the Proposal. However, because of the need to obtain a vote of a majority of the shares outstanding and entitled to vote, abstentions will have the same effect as a vote "against" the Proposal. In the absence of a quorum, the shareholders present or represented by proxy and entitled to vote thereat have the power to adjourn the meeting from time to time but no longer than six months from the date of the meeting without further notice.

         The affirmative vote of the holders of a majority (as that term is defined in the Investment Company Act) of the shares of Growth Fund outstanding and entitled to vote is necessary to approve the Reorganization Agreement and the transactions contemplated thereby. Under the Investment Company Act, such a
"majority" vote is defined as the vote of the holders of the lesser of 67% or more of the shares present or represented by proxy at a shareholder meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or more than 50% of the outstanding shares. Capital
Appreciation Fund shareholders do not vote on the Reorganization.

         In absence of a quorum or if a quorum is present but sufficient votes to approve the Proposal are not received by the date of the Meeting, the persons named in the enclosed proxy (or their substitutes) may propose and approve one or more adjournments of the Meeting to permit further solicitation of proxies.
All such adjournments will require the affirmative vote of a majority of the shares present in person or by proxy at the session of the Meeting to be adjourned. The persons named as proxies on the proxy ballots (or their substitutes) will vote the Shares present in person or by proxy (including broker non-votes and abstentions) in favor of such an adjournment if they determine additional solicitation is warranted and in the interests of the
Funds' shareholders.

Solicitation of Proxies

         Broker-dealer firms, banks, custodians, nominees and other fiduciaries may be required to forward soliciting material to the beneficial owners of the shares of record on behalf of Growth Fund and to obtain authorization for the execution of proxies. For those services, they will be reimbursed by the Growth
Fund for their reasonable expenses incurred in connection with the proxy solicitation to the extent the Fund would have directly borne those expenses.

         In addition to solicitations by mail, solicitations may be conducted by telephone or email, including by a proxy solicitation firm hired at Growth
Fund's expense. If a proxy solicitation firm is hired, it is anticipated that the cost to Growth Fund of engaging a proxy solicitation firm would not exceed
$115,845, plus the additional costs which would be incurred in connection with contacting those shareholders who have not voted, in the event of a need for re-solicitation of votes. Currently, if the Manager determines to retain the services of a proxy solicitation firm on behalf of the Fund, the Manager anticipates retaining The Altman Group, Inc. Any proxy solicitation firm engaged by the Fund, among other things, will be: (i) required to maintain the confidentiality of all shareholder information; (ii) prohibited from selling or otherwise disclosing shareholder information to any third party; and (iii)
required to comply with applicable telemarketing laws.

o Voting By  Broker-Dealers.  Shares owned of record by broker-dealers  (or record owners) for the benefit of their customers ("street account shares") will be voted by the broker-dealer based on instructions received from its customers.
If no instructions are received,  the broker-dealer  does not have discretionary power  ("broker  non-vote") to vote such street  account  shares on the Proposal under applicable  stock exchange rules.  Broker non-votes will not be counted as present nor entitled to vote for purposes of  determining a quorum nor will they be counted as votes "for" or "against" the Proposal. Beneficial owners of street account  shares  cannot vote at the meeting.  Only record owners may vote at the meeting.

o Voting by the Trustee for  OppenheimerFunds-Sponsored  Retirement  Plans.
Shares held in  OppenheimerFunds-sponsored  retirement  accounts for which votes are not received as of the last  business day before the Meeting  Date,  will be voted by the trustee  for such  accounts  in the same  proportion  as Shares for which voting  instructions  from the Fund's other  shareholders have been timely received.

Revoking a Proxy

         You may revoke a previously granted proxy at any time before it is exercised by: (1) delivering a written notice to the Fund expressly revoking your proxy, (2) signing and sending to the Fund a later-dated proxy, (3)
telephone or internet or (4) attending the Meeting and casting your votes in person if you are a record owner. Please be advised that the deadline for revoking your proxy by telephone or the internet is 3:00 p.m., Eastern Time, on the last business day before the Meeting.

What other matters will be voted upon at the Meeting?

         The Board of Trustees of Growth Fund does not intend to bring any matters before the Meeting other than those described in this Prospectus and
Proxy Statement. Neither the Board nor the Manager is aware of any other matters to be brought before the Meeting by others. Matters not known at the time of the solicitation may come before the Meeting. The proxy as solicited confers discretionary authority with respect to such matters that might properly come before the Meeting, including any adjournment or adjournments thereof, and it is the intention of the persons named as attorneys-in-fact in the proxy (or their substitutes) to vote the proxy in accordance with their judgment on such matters.

o  Shareholder  Proposals.  The Funds are not required and do not intend to hold shareholder  meetings on a regular basis.  Special meetings of shareholders may be  called  from  time to time by  either  a Fund or the  shareholders  (for certain matters and under special conditions  described in the Funds' Statements of  Additional  Information).  Under  the  proxy  rules of the SEC,  shareholder proposals  that  meet  certain  conditions  may be  included  in a fund's  proxy statement  for a  particular  meeting.  Those rules  currently  require that for future  meetings,  the shareholder  must be a record or beneficial owner of Fund shares  either  (i)  with a value  of at  least  $2,000  or  (ii)  in an  amount representing  at least 1% of the Fund's  securities to be voted, at the time the proposal is submitted and for one year prior  thereto,  and must continue to own such shares through the date on which the meeting is held.  Another  requirement relates to the timely receipt by a Fund of any such proposal. Under those rules, a proposal must have been  submitted a reasonable  time before the Fund began to print  and mail this  Proxy  Statement  in order to be  included  in this  Proxy
Statement. A proposal submitted for inclusion in a Fund's proxy material for the next special  meeting  after the meeting to which this Proxy  Statement  relates must be received by the Fund a  reasonable  time before the Fund begins to print and mail the proxy materials for that meeting.  Notice of shareholder  proposals to be presented at the Meeting must have been received  within a reasonable time before  the Fund  began to mail  this  Proxy  Statement.  The fact that the Fund receives a proposal  from a qualified  shareholder  in a timely  manner does not ensure its inclusion in the proxy materials because there are other requirements under the proxy rules for such inclusion.

o  Shareholder  Communications  to the  Board.  Shareholders  who desire to communicate  generally with the Board should address their correspondence to the
Board of Trustees of the applicable Fund and may submit their  correspondence by mail to the Fund at 6803  South  Tucson  Way,  Centennial,  CO 80112,  attention
Secretary of the Fund;  and if the  correspondence  is intended for a particular
Trustee, the shareholder should so indicate.

                          ADDITIONAL INFORMATION ABOUT THE FUNDS

     Both  Funds also file  proxy  materials,  proxy  voting  reports  and other information  with the SEC in accordance with the  informational  requirements of the Securities  and Exchange Act of 1934 and the  Investment  Company Act. These
materials  can be inspected  and copied at: the SEC's Public  Reference  Room in
Washington,  D.C.  (Phone:  1.202.942.8090)  or the EDGAR  database on the SEC's website at www.sec.gov. Copies may be obtained upon payment of a duplicating fee by  electronic  request at the SEC's e-mail  address:  publicinfo@sec.gov  or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

Householding of Reports to Shareholders and Other Funds' Documents

         To avoid sending duplicate copies of materials to households, the Funds mail only one copy of each report to shareholders having the same last name and address on the Funds' records. The consolidation of these mailings, called householding, benefits the Funds through reduced mailing expenses. If you want to receive multiple copies of these materials or request householding in the future, you may call the transfer agent at 1.800.647.7374. You may also notify the transfer agent in writing at 6803 South Tucson Way, Centennial, Colorado
80112. Individual copies of prospectuses and reports will be sent to you within
30 days after the transfer agent receives your request to stop householding.

Principal Shareholders

         As of ____________, 2007, the officers and Directors of Growth Fund as a group, and of Capital Appreciation Fund as a group, owned less than 1% of the outstanding voting shares of any class of their respective Fund. As of
____________, 2007, the only persons who owned of record or were known by Growth
Fund or Capital Appreciation Fund to own beneficially 5% or more of any class of the outstanding shares of that respective Fund are listed in Exhibit B.

                         EXHIBITS TO THE COMBINED PROXY
                            STATEMENT AND PROSPECTUS

Exhibits

A.       Form of Agreement and Plan of Reorganization between Oppenheimer Growth
         Fund and Oppenheimer Capital Appreciation Fund

B.       Principal Shareholders

C.       Management's Discussion of Capital Appreciation Fund's Performance

                                                                    EXHIBIT A

                  FORM OF AGREEMENT AND PLAN OF REORGANIZATION

         AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") dated as of June
14, 2007, by and between Oppenheimer Growth Fund ("Growth Fund"), a
Massachusetts business trust and Oppenheimer Capital Appreciation Fund ("Capital
Appreciation Fund"), a Massachusetts business trust.

                              W I T N E S S E T H:

     WHEREAS,  the  parties  are  each  open-end  investment  companies  of  the management type; and

     WHEREAS,  the  parties  hereto  desire to  provide  for the  reorganization pursuant to Section  368(a)(1) of the Internal  Revenue Code of 1986, as amended
(the "Code"),  of Growth Fund through the  acquisition  by Capital  Appreciation
Fund of  substantially  all of the  assets of Growth  Fund in  exchange  for the voting  shares of beneficial  interest  ("shares") of Class A, Class B, Class C,
Class N and Class Y shares of Capital  Appreciation  Fund and the  assumption by
Capital  Appreciation Fund of certain liabilities of Growth Fund, which Class A,
Class B, Class C, Class N and Class Y shares of Capital Appreciation Fund are to be  distributed  by  Growth  Fund  pro  rata  to its  shareholders  in  complete liquidation of Growth Fund and complete cancellation of its shares;

         NOW, THEREFORE, in consideration of the mutual promises herein contained, the parties hereto agree as follows:

     1. The parties hereto hereby adopt this Agreement and Plan of
Reorganization (the "Agreement") pursuant to Section 368(a)(1) of the Code as follows: The reorganization will be comprised of the acquisition by Capital
Appreciation Fund of substantially all of the assets of Growth Fund in exchange for Class A, Class B, Class C, Class N and Class Y shares of Capital
Appreciation Fund and the assumption by Capital Appreciation Fund of certain liabilities of Growth Fund, followed by the distribution of such Class A, Class
B, Class C, Class N and Class Y shares of Capital Appreciation Fund to the Class
A, Class B, Class C, Class N and Class Y shareholders of Growth Fund in exchange for their Class A, Class B, Class C, Class N and Class Y shares of Growth Fund, all upon and subject to the terms of the Agreement hereinafter set forth.

         The share transfer books of Growth Fund will be permanently closed at the close of business on the Valuation Date (as hereinafter defined) and only redemption requests received in proper form on or prior to the close of business on the Valuation Date shall be fulfilled by Growth Fund; redemption requests received by Growth Fund after that date shall be treated as requests for the redemption of the shares of Capital Appreciation Fund to be distributed to the shareholder in question as provided in Section 5 hereof.

     2. On the Closing Date (as hereinafter defined), all of the assets of
Growth Fund on that date, excluding a cash reserve (the "cash reserve") to be retained by Growth Fund sufficient in its discretion for the payment of the expenses of Growth Fund's dissolution and its liabilities, but not in excess of the amount contemplated by Section 10E, shall be delivered as provided in
Section 8 to Capital Appreciation Fund, in exchange for and against delivery to
Growth Fund on the Closing Date of a number of Class A, Class B, Class C, Class
N and Class Y shares of Capital Appreciation Fund, having an aggregate net asset value equal to the value of the assets of Growth Fund so transferred and delivered.

     3. The net asset value of Class A, Class B, Class C, Class N and Class Y shares of Capital Appreciation Fund and the value of the assets of Growth Fund to be transferred shall in each case be determined as of the close of business of The New York Stock Exchange on the Valuation Date. The computation of the net asset value of the Class A, Class B, Class C, Class N and Class Y shares of
Capital Appreciation Fund and the Class A, Class B, Class C, Class N and Class Y
shares of Growth Fund shall be done in the manner used by Capital Appreciation
Fund and Growth Fund, respectively, in the computation of such net asset value per share as set forth in their respective prospectuses. The methods used by
Capital Appreciation Fund in such computation shall be applied to the valuation of the assets of Growth Fund to be transferred to Capital Appreciation Fund.

         Growth Fund may declare and pay, immediately prior to the Valuation
Date, a dividend or dividends which, together with all previous such dividends, would have the effect of distributing to Growth Fund's shareholders all of
Growth Fund's investment company taxable income for taxable years ending on or prior to the Closing Date (computed without regard to any dividends paid) and all of its net capital gain, if any, realized in taxable years ending on or prior to the Closing Date (after reduction for any capital loss carry-forward).

     4. The closing (the "Closing") shall be at the offices of OppenheimerFunds,
Inc. (the "Agent"), 6803 S. Tucson Way, Centennial, CO 80112, on such time or such other place as the parties may designate or as provided below (the "Closing
Date"). The business day preceding the Closing Date is herein referred to as the
"Valuation Date."

         In the event that on the Valuation Date either party has, pursuant to the Investment Company Act of 1940, as amended (the "Act"), or any rule, regulation or order thereunder, suspended the redemption of its shares or postponed payment therefore, the Closing Date shall be postponed until the first business day after the date when both parties have ceased such suspension or postponement; provided, however, that if such suspension shall continue for a period of 60 days beyond the Valuation Date, then the other party to the
Agreement shall be permitted to terminate the Agreement without liability to either party for such termination.

     5. In conjunction with the Closing, Growth Fund shall distribute on a pro rata basis to the shareholders of Growth Fund as of the Valuation Date Class A,
Class B, Class C, Class N and Class Y shares of Capital Appreciation Fund received by Growth Fund on the Closing Date in exchange for the assets of Growth
Fund in complete liquidation of Growth Fund; for the purpose of the distribution by Growth Fund of Class A, Class B, Class C, Class N and Class Y shares of
Capital Appreciation Fund to Growth Fund's shareholders, Capital Appreciation
Fund will promptly cause its transfer agent to: (a) credit an appropriate number of Class A, Class B, Class C, Class N and Class Y shares of Capital Appreciation
Fund on the books of Capital Appreciation Fund to each Class A, Class B, Class
C, Class N and Class Y shareholder of Growth Fund in accordance with a list (the
"Shareholder List") of Growth Fund shareholders received from Growth Fund; and
(b) confirm an appropriate number of Class A, Class B, Class C, Class N and
Class Y shares of Capital Appreciation Fund to each Class A, Class B, Class C,
Class N and Class Y shareholder of Growth Fund.

         The Shareholder List shall indicate, as of the close of business on the
Valuation Date, the name and address of each shareholder of Growth Fund, indicating his or her share balance. Growth Fund agrees to supply the
Shareholder List to Capital Appreciation Fund not later than the Closing Date.
Shareholders of Growth Fund holding certificates representing their shares shall not be required to surrender their certificates to anyone in connection with the reorganization. After the Closing Date, however, it will be necessary for such shareholders to surrender their certificates in order to redeem, transfer or pledge the shares of Capital Appreciation Fund which they received.

     6. After the Closing Date, Growth Fund shall pay or make provision for payment of all of its liabilities and taxes, and transfer any remaining amount of the cash reserve to Capital Appreciation Fund.

     7. Prior to the Closing Date, there shall be coordination between the parties as to their respective portfolios so that, after the Closing, Capital
Appreciation Fund will be in compliance with all of its investment policies and restrictions. At the Closing, Growth Fund shall deliver to Capital Appreciation
Fund two copies of a list setting forth the securities then owned by Growth
Fund. Promptly after the Closing, Growth Fund shall provide Capital Appreciation
Fund a list setting forth the respective federal income tax bases thereof.

     8. Portfolio securities or written evidence acceptable to Capital
Appreciation Fund of record ownership thereof by The Depository Trust Company or through the Federal Reserve Book Entry System or any other depository approved by Growth Fund pursuant to Rule 17f-4 and Rule 17f-5 under the Act shall be endorsed and delivered, or transferred by appropriate transfer or assignment documents, by Growth Fund on the Closing Date to Capital Appreciation Fund, or
at its direction, to its custodian bank, in proper form for transfer in such condition as to constitute good delivery thereof in accordance with the custom of brokers and shall be accompanied by all necessary state transfer stamps, if any. The cash delivered shall be in the form of certified or bank cashiers'
checks or by bank wire or intra-bank transfer payable to the order of Capital
Appreciation Fund for the account of Capital Appreciation Fund. Class A, Class
B, Class C, Class N and Class Y shares of Capital Appreciation Fund representing the number of Class A, Class B, Class C, Class N and Class Y shares of Capital
Appreciation Fund being delivered against the assets of Growth Fund, registered in the name of Growth Fund, shall be transferred to Growth Fund on the Closing
Date. Such shares shall thereupon be assigned by Growth Fund to its shareholders so that the shares of Capital Appreciation Fund may be distributed as provided in Section 5.

         If, at the Closing Date, Growth Fund is unable to make delivery under this Section 8 to Capital Appreciation Fund of any of its portfolio securities or cash for the reason that any of such securities purchased by Growth Fund, or the cash proceeds of a sale of portfolio securities, prior to the Closing Date have not yet been delivered to it or Growth Fund's custodian, then the delivery requirements of this Section 8 with respect to said undelivered securities or cash will be waived and Growth Fund will deliver to Capital Appreciation Fund by or on the Closing Date with respect to said undelivered securities or cash executed copies of an agreement or agreements of assignment in a form reasonably satisfactory to Capital Appreciation Fund, together with such other documents, including a due bill or due bills and brokers' confirmation slips as may reasonably be required by Capital Appreciation Fund.

     9. Capital Appreciation Fund shall not assume the liabilities (except for portfolio securities purchased which have not settled and for shareholder redemption and dividend checks outstanding) of Growth Fund, but Growth Fund will, nevertheless, use its best efforts to discharge all known liabilities, so far as may be possible, prior to the Closing Date. The cost of printing and mailing the proxies and proxy statements will be borne by Growth Fund. Any documents such as existing prospectuses or annual reports that are included in that mailing will be a cost of the Fund issuing the document. Any other out-of-pocket expenses of Capital Appreciation Fund and Growth Fund associated with this reorganization, including legal, accounting and transfer agent expenses, will be borne by Growth Fund and Capital Appreciation Fund, respectively, in the amounts so incurred by each.

     10. The obligations of Capital Appreciation Fund hereunder shall be subject to the following conditions:

         A. The Board of Trustees of Growth Fund shall have authorized the execution of the Agreement, and the shareholders of Growth Fund shall have approved the Agreement and the transactions contemplated hereby, and Growth Fund shall have furnished to Capital Appreciation Fund copies of resolutions to that effect certified by the Secretary or the Assistant Secretary of Growth Fund;
such shareholder approval shall have been by the affirmative vote required by the Massachusetts Law and its charter documents at a meeting for which proxies have been solicited by the Proxy Statement and Prospectus (as hereinafter defined).

         B. Capital Appreciation Fund shall have received an opinion dated as of the Closing Date from counsel to Growth Fund, to the effect that (i) Growth Fund is a business trust duly organized, validly existing and in good standing under the laws of the State of Massachusetts with full corporate powers to carry on its business as then being conducted and to enter into and perform the
Agreement; and (ii) that all action necessary to make the Agreement, according to its terms, valid, binding and enforceable on Growth Fund and to authorize effectively the transactions contemplated by the Agreement have been taken by
Growth Fund. Massachusetts counsel may be relied upon for this opinion.

     C. The representations and warranties of Growth Fund contained herein shall be true and correct at and as of the Closing Date, and Capital Appreciation Fund
shall  have  been  furnished  with a  certificate  of the  President,  or a Vice
President,  or the Secretary or the Assistant  Secretary or the Treasurer or the
Assistant  Treasurer  of Growth  Fund,  dated as of the  Closing  Date,  to that effect.

     D. On the  Closing  Date,  Growth  Fund  shall  have  furnished  to Capital
Appreciation  Fund a  certificate  of the  Treasurer or  Assistant  Treasurer of
Growth Fund as to the amount of the capital loss  carry-over  and net unrealized appreciation  or  depreciation,  if any,  with  respect to Growth Fund as of the
Closing Date.

         E. The cash reserve shall not exceed 10% of the value of the net assets, nor 30% in value of the gross assets, of Growth Fund at the close of business on the Valuation Date.

     F. A Registration Statement on Form N-14 filed by Capital Appreciation Fund under the  Securities  Act of 1933,  as amended (the "1933  Act"),  containing a preliminary  form of the Proxy  Statement  and  Prospectus,  shall  have  become effective under the 1933 Act.

        G. On the Closing Date, Capital Appreciation Fund shall have received a letter from Robert G. Zack or other senior executive officer of
OppenheimerFunds, Inc. acceptable to Capital Appreciation Fund, stating that nothing has come to his or her attention which in his or her judgment would indicate that as of the Closing Date there were any material, actual or contingent liabilities of Growth Fund arising out of litigation brought against
Growth Fund or claims asserted against it, or pending or to the best of his or her knowledge threatened claims or litigation not reflected in or apparent from the most recent audited financial statements and footnotes thereto of Growth
Fund delivered to Capital Appreciation Fund. Such letter may also include such additional statements relating to the scope of the review conducted by such person and his or her responsibilities and liabilities as are not unreasonable under the circumstances.

     H. Capital  Appreciation  Fund shall have provided  representations  to the same effect as those  contemplated  by Section  11.E(ii)  and  11.E(iii)  of the
Agreement.

     I. Capital  Appreciation Fund shall have received at the Closing all of the assets of Growth Fund to be conveyed  hereunder,  which assets shall be free and
clear  of  all  liens,  encumbrances,   security  interests,   restrictions  and
limitations whatsoever.

     11. The obligations of Growth Fund hereunder shall be subject to the following conditions:

         A. The Board of Trustees of Capital Appreciation Fund shall have authorized the execution of the Agreement, and the transactions contemplated thereby, and Capital Appreciation Fund shall have furnished to Growth Fund copies of resolutions to that effect certified by the Secretary or the Assistant
Secretary of Capital Appreciation Fund.

         B. Growth Fund's shareholders shall have approved the Agreement and the transactions contemplated hereby, by an affirmative vote required by the
Massachusetts Law and its charter documents and Growth Fund shall have furnished
Capital Appreciation Fund copies of resolutions to that effect certified by the
Secretary or an Assistant Secretary of Growth Fund.

         C. Growth Fund shall have received an opinion dated as of the Closing
Date from counsel to Capital Appreciation Fund, to the effect that (i) Capital
Appreciation Fund is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts with full powers to carry on its business as then being conducted and to enter into and perform the Agreement; (ii) all actions necessary to make the Agreement, according to its terms, valid, binding and enforceable upon Capital Appreciation
Fund and to authorize effectively the transactions contemplated by the Agreement have been taken by Capital Appreciation Fund, and (iii) the shares of Capital
Appreciation Fund to be issued hereunder are duly authorized and when issued will be validly issued, fully-paid and non-assessable, except as set forth under
"Shareholder and Trustee Liability" in Capital Appreciation Fund's Statement of
Additional Information. Massachusetts counsel may be relied upon for this opinion.

         D. The representations and warranties of Capital Appreciation Fund contained herein shall be true and correct at and as of the Closing Date, and
Growth Fund shall have been furnished with a certificate of the President, a
Vice President or the Secretary or the Assistant Secretary or the Treasurer or
the Assistant Treasurer of the Trust to that effect dated as of the Closing
Date.

     E.  Growth  Fund shall  have  provided  the  following  representations  in connection with the anticipated federal tax consequences of the transaction,  if carried  out  in  the  manner  outlined  in  the  Agreement  (i)  Growth  Fund's representation that there is no plan or intention by any Growth Fund shareholder who owns 5% or more of Growth Fund's outstanding  shares,  and, to Growth Fund's best  knowledge,  there is no plan or  intention  on the  part of the  remaining
Growth Fund shareholders,  to redeem,  sell,  exchange or otherwise dispose of a number of Capital  Appreciation  Fund shares  received in the  transaction  that would reduce Growth Fund  shareholders'  ownership of Capital  Appreciation Fund shares to a number of shares  having a value,  as of the Closing  Date,  of less than 50% of the value of all of the formerly  outstanding  Growth Fund shares as of the same date, and (ii) Growth Fund's  representation that, as of the Closing
Date, Growth Fund will qualify as a regulated  investment  company and will meet the  diversification  test of Section  368(a)(2)(F)(ii)  of the Code,  and (iii)
Growth Fund's  representation that no information has come to its attention that would change its expectations that:

a. The transactions contemplated by the Agreement will qualify as a tax-free
"reorganization" within the meaning of Section 368(a)(1) of the Code, and under the regulations promulgated thereunder.

b. Growth Fund and Capital Appreciation Fund will each qualify as a "party to a reorganization" within the meaning of Section 368(b)(2) of the Code.

c. No gain or loss will be recognized by the shareholders of Growth Fund upon the distribution of Class A, Class B, Class C, Class N and Class Y shares of beneficial interest in Capital Appreciation Fund to the shareholders of Growth
Fund pursuant to Section 354 of the Code.

d. Under Section 361(a) of the Code no gain or loss will be recognized by Growth
Fund by reason of the transfer of substantially all its assets in exchange for
Class A, Class B, Class C, Class N and Class Y shares of Capital Appreciation
Fund.

e. Under Section 1032 of the Code no gain or loss will be recognized by Capital
Appreciation Fund by reason of the transfer of substantially all of Growth
Fund's assets in exchange for Class A, Class B, Class C, Class N and Class Y shares of Capital Appreciation Fund and Capital Appreciation Fund's assumption of certain liabilities of Growth Fund.

f. The shareholders of Growth Fund will have the same tax basis and holding period for the Class A, Class B, Class C, Class N and Class Y shares of beneficial interest in Capital Appreciation Fund that they receive as they had for Growth Fund shares that they previously held, pursuant to Section 358(a) and
1223(1), respectively, of the Code.

g. The securities transferred by Growth Fund to Capital Appreciation Fund will have the same tax basis and holding period in the hands of Capital Appreciation
Fund as they had for Growth Fund, pursuant to Section 362(b) and 1223(1), respectively, of the Code.

         F. The cash reserve shall not exceed 10% of the value of the net assets, nor 30% in value of the gross assets, of Growth Fund at the close of business on the Valuation Date.

         G. A Registration Statement on Form N-14 filed by Capital Appreciation
Fund under the 1933 Act, containing a preliminary form of the Proxy Statement and Prospectus, shall have become effective under the 1933 Act.

         H. On the Closing Date, Growth Fund shall have received a letter from
Robert G. Zack or other senior executive officer of OppenheimerFunds, Inc.
acceptable to Growth Fund, stating that nothing has come to his or her attention which in his or her judgment would indicate that as of the Closing Date there were any material, actual or contingent liabilities of Capital Appreciation Fund arising out of litigation brought against Capital Appreciation Fund or claims asserted against it, or pending or, to the best of his or her knowledge, threatened claims or litigation not reflected in or apparent by the most recent audited financial statements and footnotes thereto of Capital Appreciation Fund delivered to Growth Fund. Such letter may also include such additional statements relating to the scope of the review conducted by such person and his or her responsibilities and liabilities as are not unreasonable under the circumstances.

     I. Growth Fund shall acknowledge  receipt of the Class A, Class B, Class C,
Class N and Class Y shares of Capital Appreciation Fund.

     12. Growth Fund hereby represents and warrants that:

     A. The audited  financial  statements  of Growth Fund as of August 31, 2006 and unaudited financial  statements as of February 28, 2007 heretofore furnished to Capital Appreciation Fund, present fairly the financial position,  results of operations,  and  changes  in net  assets of  Growth  Fund as of that  date,  in conformity  with generally  accepted  accounting  principles  applied on a basis consistent  with the preceding year; and that from February 28, 2007 through the date hereof there have not been, and through the Closing Date there will not be, any material  adverse  change in the  business or financial  condition of Growth
Fund,  it being  agreed  that a  decrease  in the size of  Growth  Fund due to a diminution in the value of its portfolio  and/or  redemption of its shares shall not be considered a material adverse change;

     B.  Contingent  upon  approval  of  the  Agreement  and  the   transactions
contemplated thereby by Growth Fund's shareholders, Growth Fund has authority to transfer  all of the assets of Growth  Fund to be  conveyed  hereunder  free and
clear  of  all  liens,  encumbrances,   security  interests,   restrictions  and
limitations whatsoever;

     C. The Prospectus, as amended and supplemented,  contained in Growth Fund's
Registration  Statement  under the 1933 Act,  as amended,  is true,  correct and complete,  conforms to the requirements of the 1933 Act and does not contain any untrue statement of a material fact or omit to state a material fact required to be stated  therein or necessary to make the statements  therein not  misleading.
The Registration Statement, as amended, was, as of the date of the filing of the last  Post-Effective  Amendment,  true,  correct and complete,  conformed to the requirements  of the 1933 Act and did not  contain  any  untrue  statement  of a material fact or omit to state a material fact required to be stated  therein or necessary to make the statements therein not misleading;

     D. There is no material contingent liability of Growth Fund and no material claim and no material legal,  administrative or other proceedings pending or, to the knowledge of Growth Fund,  threatened  against Growth Fund, not reflected in such Prospectus;

     E. Except for the Agreement, there are no material contracts outstanding to which  Growth  Fund is a party  other than those  ordinary in the conduct of its business;

     F. Growth Fund is a Massachusetts  business trust duly  organized,  validly existing and in good standing under the laws of the State of Massachusetts;  and has all necessary and material  Federal and state  authorizations  to own all of its assets and to carry on its business as now being conducted;  and Growth Fund that is  duly  registered  under  the Act and  such  registration  has not  been rescinded or revoked and is in full force and effect;

     G. All Federal and other tax returns and reports of Growth Fund required by law to be filed have been  filed,  and all  federal and other taxes shown due on said returns and reports  have been paid or  provision  shall have been made for the  payment  thereof  and to the best of the  knowledge  of Growth Fund no such return is currently under audit and no assessment has been asserted with respect to such returns; and

     H.  Growth  Fund has  elected  that  Growth  Fund be treated as a regulated investment company and, for each fiscal year of its operations,  Growth Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a  regulated  investment  company  and  Growth  Fund  intends  to  meet  such requirements with respect to its current taxable year.

13. Capital Appreciation Fund hereby represents and warrants that:

     A. The audited  financial  statements  of Capital  Appreciation  Fund as of
August 31, 2006 and  unaudited  financial  statements  as of  February  28, 2007 heretofore  furnished to Growth Fund,  present  fairly the  financial  position, results of operations,  and changes in net assets of Capital  Appreciation Fund, as of that date, in conformity  with generally  accepted  accounting  principles applied on a basis  consistent  with the preceding  year; and that from February
28, 2007  through the date hereof  there have not been,  and through the Closing
Date  there  will not be,  any  material  adverse  changes  in the  business  or financial  condition of Capital  Appreciation  Fund, it being  understood that a decrease in the size of Capital  Appreciation  Fund due to a  diminution  in the value of its portfolio and/or redemption of its shares shall not be considered a material or adverse change;

     B. The  Prospectus,  as  amended  and  supplemented,  contained  in Capital
Appreciation Fund's Registration  Statement under the 1933 Act, is true, correct and complete,  conforms to the requirements of the 1933 Act and does not contain any  untrue  statement  of a  material  fact or omit to  state a  material  fact required to be stated  therein or necessary to make the  statements  therein not misleading.  The Registration  Statement, as amended, was, as of the date of the filing  of the  last  Post-Effective  Amendment,  true,  correct  and  complete, conformed  to the  requirements  of the 1933 Act and did not  contain any untrue statement  of a material  fact or omit to state a material  fact  required to be stated therein or necessary to make the statements therein not misleading;

     C. Except for this Agreement,  there is no material contingent liability of
Capital  Appreciation  Fund  and  no  material  claim  and  no  material  legal, administrative  or other  proceedings  pending or, to the  knowledge  of Capital
Appreciation Fund,  threatened against Capital  Appreciation Fund, not reflected in such Prospectus;

     D.  There  are  no  material   contracts   outstanding   to  which  Capital
Appreciation  Fund is a party  other than those  ordinary  in the conduct of its business;

     E. Capital  Appreciation  Fund is a business trust duly organized,  validly
existing  and  in  good  standing  under  the  laws  of  the   Commonwealth   of
Massachusetts;  Capital Appreciation Fund has all necessary and material Federal and state  authorizations  to own all its  properties and assets and to carry on its business as now being conducted;  the Class A, Class B, Class C, Class N and
Class Y shares of  Capital  Appreciation  Fund  which it  issues to Growth  Fund pursuant to the Agreement will be duly  authorized,  validly issued,  fully-paid and non-assessable,  except as set forth under "Shareholder & Trustee Liability"
in Capital Appreciation Fund's Statement of Additional Information, will conform to the description thereof contained in Capital Appreciation Fund's Registration
Statement and will be duly registered under the 1933 Act and in the states where registration is required; and Capital Appreciation Fund is duly registered under the Act and such  registration  has not been revoked or rescinded and is in full force and effect;

     F. All federal  and other tax  returns and reports of Capital  Appreciation
Fund  required  by law to be filed have been  filed,  and all  federal and other taxes shown due on said returns and reports  have been paid or  provision  shall have been  made for the  payment  thereof  and to the best of the  knowledge  of
Capital  Appreciation  Fund,  no such  return is  currently  under  audit and no assessment has been asserted with respect to such returns and to the extent such tax returns with respect to the taxable year of Capital  Appreciation Fund ended
September 30, 2006 have not been filed, such returns will be filed when required and the amount of tax shown as due thereon shall be paid when due;

    G. Capital Appreciation Fund has elected to be treated as a regulated investment company and, for each fiscal year of its operations, Capital
Appreciation Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and Capital
Appreciation Fund intends to meet such requirements with respect to its current taxable year;

    H. Capital Appreciation Fund has no plan or intention (i) to dispose of any of the assets transferred by Growth Fund, other than in the ordinary course of business, or (ii) to redeem or reacquire any of the Class A, Class B, Class
C, Class N and Class Y shares issued by it in the reorganization other than pursuant to valid requests of shareholders; and

    I. After consummation of the transactions contemplated by the
Agreement, Capital Appreciation Fund intends to operate its business in a substantially unchanged manner.

     14. Each party hereby represents to the other that no broker or finder has been employed by it with respect to the Agreement or the transactions contemplated hereby. Each party also represents and warrants to the other that the information concerning it in the Proxy Statement and Prospectus will not as of its date contain any untrue statement of a material fact or omit to state a fact necessary to make the statements concerning it therein not misleading and that the financial statements concerning it will present the information shown fairly in accordance with generally accepted accounting principles applied on a basis consistent with the preceding year. Each party also represents and warrants to the other that the Agreement is valid, binding and enforceable in accordance with its terms and that the execution, delivery and performance of the Agreement will not result in any violation of, or be in conflict with, any provision of any charter, by-laws, contract, agreement, judgment, decree or order to which it is subject or to which it is a party. Capital Appreciation
Fund hereby represents to and covenants with Growth Fund that, if the reorganization becomes effective, Capital Appreciation Fund will treat each shareholder of Growth Fund who received any of Capital Appreciation Fund's shares as a result of the reorganization as having made the minimum initial purchase of shares of Capital Appreciation Fund received by such shareholder for the purpose of making additional investments in shares of Capital Appreciation
Fund, regardless of the value of the shares of Capital Appreciation Fund received.

     15. Capital Appreciation Fund agrees that it will prepare and file a
Registration Statement on Form N-14 under the 1933 Act which shall contain a preliminary form of proxy statement and prospectus contemplated by Rule 145 under the 1933 Act. The final form of such proxy statement and prospectus is referred to in the Agreement as the "Proxy Statement and Prospectus." Each party agrees that it will use its best efforts to have such Registration Statement declared effective and to supply such information concerning itself for inclusion in the Proxy Statement and Prospectus as may be necessary or desirable in this connection. Growth Fund covenants and agrees to liquidate and dissolve under the laws of the State of Massachusetts, following the Closing, and, upon
Closing, to cause the cancellation of its outstanding shares.

     16. The obligations of the parties shall be subject to the right of either party to abandon and terminate the Agreement for any reason and there shall be no liability for damages or other recourse available to a party not so terminating this Agreement, provided, however, that in the event that a party shall terminate this Agreement without reasonable cause, the party so terminating shall, upon demand, reimburse the party not so terminating for all expenses, including reasonable out-of-pocket expenses and fees incurred in connection with this Agreement.

     17. The Agreement may be executed in several counterparts, each of which shall be deemed an original, but all taken together shall constitute one
Agreement. The rights and obligations of each party pursuant to the Agreement shall not be assignable.

     18. All prior or contemporaneous agreements and representations are merged into the Agreement, which constitutes the entire contract between the parties hereto. No amendment or modification hereof shall be of any force and effect unless in writing and signed by the parties and no party shall be deemed to have waived any provision herein for its benefit unless it executes a written acknowledgment of such waiver.

     19. Capital Appreciation Fund understands that the obligations of Growth
Fund under the Agreement are not binding upon any Trustee or shareholder of
Growth Fund personally, but bind only Growth Fund and Growth Fund's property.
Capital Appreciation Fund represents that it has notice of the provisions of the
Declaration of Trust of Growth Fund disclaiming shareholder and trustee liability for acts or obligations of Growth Fund.

     20. Growth Fund understands that the obligations of Capital Appreciation
Fund under the Agreement are not binding upon any trustee or shareholder of
Capital Appreciation Fund personally, but bind only Capital Appreciation Fund and Capital Appreciation Fund's property. Growth Fund represents that it has notice of the provisions of the Declaration of Trust of Capital Appreciation
Fund disclaiming shareholder and trustee liability for acts or obligations of
Capital Appreciation Fund.

         IN WITNESS WHEREOF, each of the parties has caused the Agreement to be executed and attested by its officers thereunto duly authorized on the date first set forth above.

                             OPPENHEIMER GROWTH FUND

                             By:      ______________________
                                      Robert G. Zack
                                      Secretary

                             OPPENHEIMER CAPITAL APPRECIATION FUND

                              By:      ______________________
                                       Robert G. Zack
                                       Secretary

                                                                     EXHIBIT B

                             PRINCIPAL SHAREHOLDERS

         Principal Shareholders of Growth Fund. As of June 30, 2007, the only persons who owned of record or were known by Growth Fund to own beneficially 5%
or more of any class of the outstanding shares of Growth Fund were:

     Orchard Trust Company LLC, FBO Oppen RecordkeeperPro, 8515 E. Orchard Road,
Greenwood Village,  CO 80111-5002,  which owned 44,969.258 Class N shares (9.78%
of the Class N shares then outstanding).

     Mass Mutual Life Insurance Co, Separate  Investment  Acct, Attn: N225, 1295
State Street,  Springfield,  MA 01111-0001, who owned 853,452.731 Class Y shares
(79.72%of the then outstanding Class Y shares).

     Taynik & Co, C/O Investors Bank & Trust,  FPG90, P.O. Box 9130,  Boston, MA
02117-9130,   which  owned   191,476.930  Class  Y  shares  (17.88%of  the  then
outstanding Class Y shares).

         Principal Shareholders of Capital Appreciation Fund. As of July 25,
2007, the only persons who owned of record or were known by Capital Appreciation
Fund to own beneficially 5% or more of any class of the outstanding shares of
Capital Appreciation Fund were:

     MLPF&S for the sole benefit of its customers,  Attn.  Fund Admin.,  #98756,
4800  Deer  Lake Dr.  E.  Floor 3,  Jacksonville,  FL  32246-6484,  which  owned
8,275,760.427 Class A shares (7.60% of the Class A shares then outstanding).

     Great-West Life & Annuity Insurance Company, Attn. Mutual Fund Trading 2T2,
8515 E. Orchard Rd., Greenwood Village, CO 80111-500,  which owned 7,099,825.940
Class A shares (6.52% of the Class A shares then outstanding).

     MLPF&S for the sole benefit of its customers,  Attn.  Fund Admin.,  #97C27,
4800  Deer  Lake Dr.  E.  Floor 3,  Jacksonville,  FL  32246-6484,  which  owned
1,796,304.868 Class C shares (11.78% of the Class C shares then outstanding).

     MLPF&S for the sole benefit of its customers,  Attn. Fund Admin., 4800 Deer
Lake Dr. E. Floor 3, Jacksonville,  FL 32246-6484, which owned 408,529.880 Class
N shares (7.81% of the Class N shares then outstanding).

     UMB Bank NA Cust. AMFO & CO FBO 320 Pooled,  Attn. Employee Benefits,  1010
Grand Blvd., Kansas City, MO 64106-2202,  which owned 263,227.587 Class N shares
(5.03% of the Class N shares then  outstanding).  Oppenheimer  Portfolio  Series
Active  Allocation,  Attn.  FPA Trade  Settle  (2-FA),  6803 South  Tucson  Way,
Centennial,  CO 80112-3924,  which owned 4,499,800.012 Class Y shares (22.96% of the Class Y shares then outstanding).

     MLPF&S for the sole benefit of its customers,  Attn. Fund Admin., 4800 Deer
Lake Dr. E. Floor 3,  Jacksonville,  FL  32246-6484,  which owned  2,866,595.804
Class Y shares (14.62% of the Class Y shares then outstanding).

     Taynik & Co., c/o Investors Bank & Trust,  FPG90, P.O. Box 9130, Boston, MA
02117-9130,  which  owned  1,921,804.951  Class Y shares  (9.80%  of the Class Y shares then outstanding).

     Oppenheimer  Portfolio Series Active  Allocation Tact Comp, Attn. FPA Trade
Settle (2-FA).,  6803 South Tucson Way, Centennial,  CO 80112-3924,  which owned
1,784,648.785 Class Y shares (9.10% of the Class Y shares then outstanding).

     Oppenheimer  Portfolio  Series Equity Investor Fund, Attn. FPA Trade Settle
(2-FA),  6803  South  Tucson  Way,  Centennial,   CO  80112-3924,   which  owned
1,766,921.515 Class Y shares (9.01% of the Class Y shares then outstanding).

     Oppenheimer  Portfolio  Series  Moderate  Investor,  Attn. FPA Trade Settle
(2-FA),  6803  South  Tucson  Way,  Centennial,   CO  80112-3924,   which  owned
1,552,219.388 Class Y shares (7.92% of the Class Y shares then outstanding).

     Vanguard  Fiduciary Trust Co TR, Vanguard  Fiduciary Trust Co, PO Box 9130,
Valley Forge, PA 19482-2600,  which owned 1,013,869.578 Class Y shares (5.17% of the Class Y shares then outstanding).

                                                                     EXHIBIT C

          MANAGEMENT'S DISCUSSION OF CAPITAL APPRECIATION FUND'S PERFORMANCE

         The following discussion is included in Capital Appreciation Fund's annual report dated August 31, 2006, the most recent annual report to shareholders (and therefore the most recent management's discussion of fund performance) available. (Although not a part of the Management's Discussion of
Fund Performance, more current information on the Fund's performance is available in Capital Appreciation Fund's semi-annual report dated February 28,
2007 which includes an interview with the Fund's portfolio manager regarding the
Fund's performance for the 6-month period ended February 28, 2007. )

         Management's Discussion of Fund's Performance (as of August 31, 2006)

          The Fund's Class A shares (without sales charge) underperformed its benchmark, the S&P 500 Index, which returned 8.87% for the 12-month period ending August 31, 2006, but outperformed the Russell 1000 Growth Index, which returned 3.68% over the same period, and significantly outperformed the Lipper
Large Cap Growth Fund category, which returned an average of 1.86%. Compared to its Large Cap Growth competitors, the Fund did quite well, performing well above the group median. The Fund lagged the broad market in an investment climate that was generally less favorable for growth companies than value companies.
Individual stock performance was the primary influence--both positive and negative--on the portfolio's returns. On a sector basis, our investments in the technology and consumer discretionary areas were the largest detractors. The
Fund's best-performing sectors during the period were financials and consumer staples.

         Regardless of the broader market backdrop, the portfolio manager regularly follows a consistent management strategy. The Manager's goal continued
to be to conservatively manage a "core" large-cap growth portfolio diversified across a wide variety of sectors. The portfolio management team members do no consider themselves to be short-term investors The portfolio manager strives to own companies believed to have the potential to meaningfully grow earnings faster than the broader market over a three- to five-year time horizon. In particular, the portfolio manager looks for businesses with sustainable earnings, strong earnings growth and sound capital management. The portfolio manager also pays close attention to company valuations to avoid paying too much for growth opportunities. Although the investment approach is
"bottom-up"--meaning that the portfolio manager selects stocks based on their individual fundamentals-- also considered are broad-based secular trends when deciding whether or not to make a purchase. In general, the portfolio manager buys into businesses that are believed to be expanding as a share of the economy, rather than shrinking.

         Over the reporting period, the portfolio manager looked to "flatten"
the portfolio, reducing some of the Fund's previous concentrations in larger, more mature companies, while reinvesting the proceeds across a variety of sectors in companies believed to offer more dynamic growth potential. Another significant theme was to reduce the Fund's stake in "old" media and increase its weighting in new media companies--businesses that the portfolio manager believes are changing the rules of advertising through the use of new technologies. For example, the portfolio manager favored Google, Inc., and Yahoo!, Inc., two companies that have benefited from the Internet's continued rapid growth.
Spending on online advertising--a market category that barely existed five years ago--has increased in recent years. The portfolio manager further believes this trend is still in its relatively early stages, and that such companies may be well-positioned to take advantage of the worldwide move toward digital media.

         In the energy sector, the portfolio manager reduced exposure to integrated energy companies while adding to the Fund's weighting in energy services stocks. As oil prices remain at historically high levels, integrated energy firms now have some of the strongest balance sheets in their history. In our view, this balance-sheet strength is likely to translate into increased capital investment, which in turn could directly benefit service companies such as Halliburton Co. and Schlumberger Ltd.--two names to which were added to the
Fund's existing holdings during the period.

         Two financial stocks--Goldman Sachs Group, Inc. (The) and Chicago
Mercantile Exchange (The) (CME)--were two of the Fund's strongest performers during the past year. Goldman Sachs was helped by rising merger and acquisition activity as well as its profitable lending business to hedge funds. CME, the world's largest futures exchange, continued to benefit from the enormous growth in the use of sophisticated strategies to hedge risk in a volatile market environment. Also performing well were two non-U.S.-based consumer-oriented names--Reckitt Benckiser plc, a household cleaning products company based in the
United Kingdom, and Nestle SA, the well-known food company located in
Switzerland. Both stocks were beneficiaries of the uncertain market backdrop, which increasingly has driven investors toward businesses whose performance tends to be relatively insensitive to a slower economy.

         On the negative side, the Fund's biggest detractor was eBay, Inc. This leading online auction house fell in response to increasing competition and slowing earnings growth. Despite its recent poor performance, the portfolio manager remains optimistic about the company's prospects and maintain a large weighting in the stock. Another underperformer was XM Satellite Radio Holdings,
Inc., one of two major players in the burgeoning satellite radio market. XM's shares fell on fears of increasing competition from rival Sirius as well as some slowdown in subscriber growth. Also lagging was computer manufacturer and retailer Dell, Inc., which has been hurt by rising competition, weaker-than-expected earnings and quality-control problems. The portfolio manager concluded that these problems were serious enough to warrant selling our position in Dell. Also in technology, software giant Microsoft Corp. saw its shares fall in response to competitive pressures as well as further delays in
Vista, the company's long-anticipated update to its Windows operating system.

         The fund's portfolio holdings, allocations and strategies are subject to change.

Comparing the Fund's Performance to the Market

     The graphs that  follow  show the  performance  of a  hypothetical  $10,000 investment in each class of shares of Capital Appreciation held until August 31,
2006.  In the  case of Class  A,  Class B and  Class C  shares,  performance  is measured  over a  ten-fiscal-year  period.  In  the  case  of  Class  N  shares, performance is measured from inception of the Class on March 1, 2001, and in the case of Class Y shares, from the inception of the class on November 3, 1997. The
Fund's performance reflects the deduction of the maximum initial sales charge on
Class A shares,  the  applicable  contingent  deferred  sales charge on Class B,
Class C, and Class N shares,  and  reinvestments  of all  dividends  and capital gains distributions. Past performance cannot guarantee future results.

         The Fund's performance is compared to the performance of the S&P 500
Index, a broad-based index of equity securities widely regarded as a general measure of the performance of the U.S. equity securities market. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the graphs shows the effect of taxes. The Fund's performance reflects the effects of the Fund's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments in the index.

[Insert Graph from Capital Appreciation Fund Annual Report]

CLASS A SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Capital Appreciation Fund (Class A)

      S&P 500 Index

[Insert Graph from Capital Appreciation Fund Annual Report]

CLASS B SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Capital Appreciation Fund (Class B)

      S&P 500 Index

[Insert Graph from Capital Appreciation Fund Annual Report]

CLASS C SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

Oppenheimer Capital Appreciation Fund (Class C)

      S&P 500 Index

[Insert Graph from Capital Appreciation Fund Annual Report]

CLASS N SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Capital Appreciation Fund (Class N)

      S&P 500 Index

     The performance  data quoted  represents past  performance,  which does not guarantee  future  results.  The  investment  return and  principal  value of an investment  in the  Fund  will  fluctuate  so that an  investor's  shares,  when redeemed,  may  be  worth  more  or  less  than  their  original  cost.  Current performance may be lower or higher than the performance  quoted. For performance data current to the most recent month end, visit us at www.oppenheimerfunds.com, or call us at  1.800.525.7048.  Fund  returns  include  changes in share  price, reinvested  distributions,  and the applicable sales charge: for Class A shares, the current  maximum  initial  sales  charge of 5.75%;  for Class B shares,  the contingent deferred sales charge of 5% (1-year) and 2% (5-year); and for Class C and N shares,  the  contingent 1% deferred  sales charge for the 1-year  period.
There is no sales charge for Class Y shares.  Because Class B shares  convert to
Class A shares 72 months  after  purchase,  since-inception  return  for Class B shares uses Class A performance for the period after conversion.

            Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

            The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by
OppenheimerFunds, Inc.

            Class A shares of the Fund were first publicly offered on 1/22/81.
Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.

     Class B shares of the Fund were first publicly offered on 11/1/95.  Class B returns include the applicable  contingent  deferred sales charge of 5% (1-year)
and 2%  (5-year).  Because  Class B shares  convert  to Class A shares 72 months after purchase,  the 10-year return for Class B uses Class A performance for the period  after  conversion.  Class  B  shares  are  subject  to an  annual  0.75%
asset-based sales charge.

            Class C shares of the Fund were first publicly offered on 12/1/93.
Class C returns include the contingent deferred sales charge of 1% for the
1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

            Class N shares of the Fund were first publicly offered on 3/1/01.
Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

            Class Y shares of the Fund were first publicly offered on 11/3/97.
Class Y shares are offered only to certain institutional investors under special agreements with the Distributor.

            An explanation of the calculation of performance is in the Fund's
Statement of Additional Information.

Appendix to Combined Prospectus and Proxy Statement of Oppenheimer Capital
Appreciation Fund

         Graphic material included under the heading "How Have the Funds
Performed?"

         A bar chart will be included in the combined Prospectus and Proxy
Statement, depicting the annual total return of a hypothetical investment in
Class A shares of Capital Appreciation Fund for each of the ten most recent calendar years, without deducting sales charges. Set forth below are the relevant data points that will appear on the bar chart.

----------------------------------------------------------- ---------------------------------------------------------
                   Calendar Year Ended:                              Oppenheimer Capital Appreciation Fund
                                                                              Annual Total Returns
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
                         12/31/97                                                    26.33%
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
                         12/31/98                                                    24.04%
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
                         12/31/99                                                    42.09%
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
                         12/31/00                                                    -1.29%
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
                         12/31/01                                                   -12.69%
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
                         12/31/02                                                   -26.26%
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
                         12/31/03                                                    29.46%
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
                         12/31/04                                                    6.46%
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
                         12/31/05                                                     4.70%
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
                         12/31/06                                                    7.51%
----------------------------------------------------------- ---------------------------------------------------------

         A bar chart will be included in the combined Prospectus and Proxy
Statement, depicting the annual total returns of a hypothetical investment in
Class A shares of Growth Fund for the full calendar years since the Fund's inception, without deducting sales charges. Set forth below is the relevant data point that will appear on the bar chart.

----------------------------------------------------------- ---------------------------------------------------------
                   Calendar Year Ended:                                     Oppenheimer Growth Fund
                                                                              Annual Total Returns
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
                         12/31/97                                                    18.12%
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
                         12/31/98                                                    10.95%
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
                         12/31/99                                                    46.73%
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
                         12/31/00                                                   -11.16%
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
                         12/31/01                                                   -24.54%
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
                         12/31/02                                                   -25.70%
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
                         12/31/03                                                    16.90%
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
                         12/31/04                                                    4.84%
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
                         12/31/05                                                    8.88%
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
                         12/31/06                                                    4.64%
----------------------------------------------------------- ---------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION
                        TO PROSPECTUS AND PROXY STATEMENT
                                       OF
                      OPPENHEIMER CAPITAL APPRECIATION FUND

                                     PART B

                          Acquisition of the Assets of
                             OPPENHEIMER GROWTH FUND

                        By and in exchange for Shares of
                      OPPENHEIMER CAPITAL APPRECIATION FUND

         This Statement of Additional Information to this Prospectus and Proxy
Statement (the "SAI") relates specifically to the proposed delivery of substantially all of the assets of Oppenheimer Growth Fund ("Growth Fund") for
Class A, Class B, Class C, Class N and Class Y shares of Oppenheimer Capital
Appreciation Fund ("Capital Appreciation Fund") (the "Reorganization").

         This SAI consists of this Cover Page and the following documents which are incorporated into this SAI by reference: (i) the Statement of Additional
Information of Growth Fund dated November 24, 2006, as supplemented May 21, 2007
; (ii) the Statement of Additional Information of Capital Appreciation Fund
dated October 26, 2006, as supplemented November 24, 2006 and December 15, 2006, which includes audited financial statements of Capital Appreciation Fund for the
12-month period ended August 31, 2006; (iii) the annual report of Growth Fund which includes audited financial statements of Growth Fund for the 12-month period ended August 31, 2006.

         This SAI is not a Prospectus; you should read this SAI in conjunction with the combined Prospectus and Proxy Statement dated September 6, 2007 relating to the Reorganization. You can request a copy of the Prospectus and
Proxy Statement by calling 1.800.647.1963, by visiting the website at
www.oppenheimerfunds.com or by writing OppenheimerFunds Services at P.O. Box
5270, Denver, Colorado 80217. The date of this SAI is September 6, 2007.

                         PRO FORMA FINANCIAL STATEMENTS

         Shown below are unaudited pro forma financial statements for the combined Capital Appreciation Fund, assuming the Reorganization had been consummated as of March 31, 2007. The first table presents pro forma Statements of Assets and Liabilities for the combined Capital Appreciation Fund. The second table presents pro forma Statements of Operations for the combined Capital
Appreciation Fund. The third table presents a pro forma Statement of Investments for the combined Capital Appreciation Fund.

         The unaudited pro forma statement of investments and statement of assets and liabilities reflect the financial position of Growth and Capital
Appreciation Funds at March 31, 2007. The unaudited pro forma statement of operations reflects the results of operations of Growth and Capital Appreciation
Funds for the year ended March 31, 2007. The unaudited pro forma combined financial statements may not necessarily be representative of what the actual combined financial statements would have been had the Reorganization occurred at
March 31, 2007. The historical cost of investment securities will be carried forward to the surviving entity and results of operations of Growth Fund for pre-combination periods will not be restated. The unaudited pro forma statement of investments, and statements of assets and liabilities and operations should be read in conjunction with the historical financial statements of the Funds incorporated by reference in the Statements of Additional Information for each
Fund.

PRO FORMA COMBINING STATEMENTS OF INVESTMENTS MAY 31, 2007 (UNAUDITED)
OPPENHEIMER CAPITAL APPRECIATION FUND AND OPPENHEIMER GROWTH FUND

                                            OPPENHEIMER                             OPPENHEIMER
                                            CAPITAL       OPPENHEIMER               CAPITAL        OPPENHEIMER
                                            APPRECIATION  GROWTH       COMBINED     APPRECIATION   GROWTH         COMBINED
                                            FUND          FUND         PROFORMA     FUND           FUND           PROFORMA
                                            SHARES        SHARES       SHARES       VALUE          VALUE          VALUE
-------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS--99.2%
-------------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--10.5%
-------------------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--1.7%
International Game Technology                          0      303,200      303,200  $           0  $  12,185,608  $  12,185,608
-------------------------------------------------------------------------------------------------------------------------------
Las Vegas Sands Corp. 1                        1,007,910            0    1,007,910     78,637,138              0     78,637,138
-------------------------------------------------------------------------------------------------------------------------------
Starbucks Corp. 1                              2,053,300      347,800    2,401,100     59,155,573     10,020,118     69,175,691
                                                                                    -------------------------------------------
                                                                                      137,792,711     22,205,726    159,998,437
-------------------------------------------------------------------------------------------------------------------------------
MEDIA--1.9%
Comcast Corp., Cl. A 1                                 0      618,700      618,700              0     16,958,567     16,958,567
-------------------------------------------------------------------------------------------------------------------------------
Comcast Corp., Cl. A Special, Non-Vtg. 1       4,188,753            0    4,188,753    113,850,293              0    113,850,293
-------------------------------------------------------------------------------------------------------------------------------
XM Satellite Radio Holdings, Inc., Cl. A 1     4,576,630            0    4,576,630     52,997,375              0     52,997,375
                                                                                    -------------------------------------------
                                                                                      166,847,668     16,958,567    183,806,235
-------------------------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--3.1%
J.C. Penney Co., Inc. (Holding Co.)            1,345,360      157,900    1,503,260    108,274,573     12,707,792    120,982,365
-------------------------------------------------------------------------------------------------------------------------------
Kohl's Corp. 1                                   615,690      159,000      774,690     46,373,771     11,975,880     58,349,651
-------------------------------------------------------------------------------------------------------------------------------
Target Corp.                                   1,534,220      302,700    1,836,920     95,781,355     18,897,561    114,678,916
                                                                                    -------------------------------------------
                                                                                      250,429,699     43,581,233    294,010,932
-------------------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--2.7%
Staples, Inc.                                  4,304,400    1,184,500    5,488,900    107,868,264     29,683,570    137,551,834
-------------------------------------------------------------------------------------------------------------------------------
Tiffany & Co.                                    926,780      208,200    1,134,980     48,720,825     10,945,074     59,665,899
-------------------------------------------------------------------------------------------------------------------------------
TJX Cos., Inc. (The)                           2,152,440            0    2,152,440     60,203,747              0     60,203,747
-------------------------------------------------------------------------------------------------------------------------------
Williams Sonoma, Inc.                                  0      153,700      153,700              0      5,208,893      5,208,893
                                                                                    -------------------------------------------
                                                                                      216,792,836     45,837,537    262,630,373
-------------------------------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--1.1%
Polo Ralph Lauren Corp., Cl. A                   900,890      211,900    1,112,790     87,863,802     20,666,607    108,530,409
-------------------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--7.2%
-------------------------------------------------------------------------------------------------------------------------------
BEVERAGES--1.6%
Fomento Economico Mexicano SA de CV, UBD       9,569,500            0    9,569,500     38,137,213              0     38,137,213
-------------------------------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                  1,316,010      321,100    1,637,110     89,922,963     21,940,763    111,863,726
                                                                                    -------------------------------------------
                                                                                      128,060,176     21,940,763    150,000,939
-------------------------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--2.0%
Costco Wholesale Corp.                         2,044,810            0    2,044,810    115,470,421              0    115,470,421
-------------------------------------------------------------------------------------------------------------------------------
Kroger Co. (The)                                       0      444,000      444,000              0     13,462,080     13,462,080
-------------------------------------------------------------------------------------------------------------------------------
Ruddick Corp.                                          0      221,500      221,500              0      6,930,735      6,930,735
-------------------------------------------------------------------------------------------------------------------------------
Sysco Corp.                                    1,765,940            0    1,765,940     58,487,933              0     58,487,933
                                                                                    -------------------------------------------
                                                                                      173,958,354     20,392,815    194,351,169
-------------------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--2.0%
Cadbury Schweppes plc                          3,587,490            0    3,587,490     50,471,499              0     50,471,499
-------------------------------------------------------------------------------------------------------------------------------
Nestle SA                                        327,863            0      327,863    127,686,684              0    127,686,684
-------------------------------------------------------------------------------------------------------------------------------
Wm. Wrigley Jr. Co.                                    0      247,100      247,100              0     14,480,060     14,480,060
                                                                                    -------------------------------------------
                                                                                      178,158,183     14,480,060    192,638,243
-------------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--1.6%
Colgate-Palmolive Co.                                  0      240,000      240,000              0     16,070,400     16,070,400
-------------------------------------------------------------------------------------------------------------------------------
Procter & Gamble Co. (The)                             0      505,200      505,200              0     32,105,460     32,105,460
-------------------------------------------------------------------------------------------------------------------------------
Reckitt Benckiser plc                          1,884,099            0    1,884,099    102,446,158              0    102,446,158
                                                                                    -------------------------------------------
                                                                                      102,446,158     48,175,860    150,622,018
-------------------------------------------------------------------------------------------------------------------------------
ENERGY--7.2%
-------------------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--3.6%
National Oilwell Varco, Inc. 1                         0      155,000      155,000              0     14,639,750     14,639,750
-------------------------------------------------------------------------------------------------------------------------------
Schlumberger Ltd.                              2,320,610      283,100    2,603,710    180,705,901     22,044,997    202,750,898
-------------------------------------------------------------------------------------------------------------------------------
Smith International, Inc.                      2,231,180            0    2,231,180    123,852,802              0    123,852,802
                                                                                    -------------------------------------------
                                                                                      304,558,703     36,684,747    341,243,450
-------------------------------------------------------------------------------------------------------------------------------
OIL & GAS--3.6%
Apache Corp.                                           0      230,000      230,000              0     18,572,500     18,572,500
-------------------------------------------------------------------------------------------------------------------------------
Kinder Morgan Management LLC 1                   895,214            0      895,214     45,861,813              0     45,861,813
-------------------------------------------------------------------------------------------------------------------------------
Occidental Petroleum Corp.                     1,918,670      382,100    2,300,770    105,469,290     21,004,037    126,473,327
-------------------------------------------------------------------------------------------------------------------------------
Range Resources Corp.                          1,720,910      276,500    1,997,410     66,668,053     10,711,610     77,379,663
-------------------------------------------------------------------------------------------------------------------------------
XTO Energy, Inc.                               1,292,710            0    1,292,710     74,990,107              0     74,990,107
                                                                                    -------------------------------------------
                                                                                      292,989,263     50,288,147    343,277,410
-------------------------------------------------------------------------------------------------------------------------------
FINANCIALS--11.4%
-------------------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--5.3%
Franklin Resources, Inc.                         446,830            0      446,830     60,652,704              0     60,652,704
-------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                  477,340       62,400      539,740    110,179,619     14,403,168    124,582,787
-------------------------------------------------------------------------------------------------------------------------------
Legg Mason, Inc.                                 955,400      149,300    1,104,700     96,524,062     15,083,779    111,607,841
-------------------------------------------------------------------------------------------------------------------------------
Nomura Securities Co. Ltd.                       675,740            0      675,740     13,888,329              0     13,888,329
-------------------------------------------------------------------------------------------------------------------------------
Northern Trust Corp.                             999,630            0      999,630     65,055,920              0     65,055,920
-------------------------------------------------------------------------------------------------------------------------------
TD Ameritrade Holding Corp. 1                          0      675,000      675,000                    13,857,750     13,857,750
-------------------------------------------------------------------------------------------------------------------------------
UBS AG                                         1,736,200            0    1,736,200    113,261,251              0    113,261,251
                                                                                    -------------------------------------------
                                                                                      459,561,885     43,344,697    502,906,582
-------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--0.1%
Wachovia Corp.                                         0      236,600      236,600              0     12,821,354     12,821,354
-------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--1.4%
Chicago Mercantile Exchange (The)                232,500       23,900      256,400    123,457,500     12,690,900    136,148,400
-------------------------------------------------------------------------------------------------------------------------------
INSURANCE--3.8%
American International Group, Inc.             1,684,400      746,000    2,430,400    121,849,496     53,965,640    175,815,136
-------------------------------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc.
(The)                                            610,050            0      610,050     62,938,859              0     62,938,859
-------------------------------------------------------------------------------------------------------------------------------
Prudential Financial, Inc.                     1,239,560            0    1,239,560    126,459,911              0    126,459,911
                                                                                    -------------------------------------------
                                                                                      311,248,266     53,965,640    365,213,906
-------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.8%
CB Richard Ellis Group, Inc., Cl. A 1          1,774,840            0    1,774,840     66,059,545              0     66,059,545
-------------------------------------------------------------------------------------------------------------------------------
Jones Lang LaSalle, Inc.                               0       50,700       50,700              0      5,916,690      5,916,690
                                                                                    -------------------------------------------
                                                                                       66,059,545      5,916,690     71,976,235
-------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE--13.8%
-------------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--2.8%
BioMarin Pharmaceutical, Inc. 1                        0      244,400      244,400              0      4,360,096      4,360,096
-------------------------------------------------------------------------------------------------------------------------------
Celgene Corp. 1                                1,095,830      256,800    1,352,630     67,108,629     15,726,432     82,835,061
-------------------------------------------------------------------------------------------------------------------------------
Genentech, Inc. 1                              1,040,630      177,500    1,218,130     83,011,055     14,159,175     97,170,230
-------------------------------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc. 1                          776,850      227,700    1,004,550     64,299,875     18,846,729     83,146,604
                                                                                    -------------------------------------------
                                                                                      214,419,559     53,092,432    267,511,991
-------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.6%
Bard (C.R.), Inc.                                      0      165,000      165,000              0     13,927,650     13,927,650
-------------------------------------------------------------------------------------------------------------------------------
St. Jude Medical, Inc. 1                       1,549,240            0    1,549,240     66,137,056              0     66,137,056
-------------------------------------------------------------------------------------------------------------------------------
Varian Medical Systems, Inc. 1                 1,214,770      667,100    1,881,870     48,955,231     26,884,130     75,839,361
                                                                                    -------------------------------------------
                                                                                      115,092,287     40,811,780    155,904,067
-------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--2.9%
Cardinal Health, Inc.                                  0      164,400      164,400              0     11,912,424     11,912,424
-------------------------------------------------------------------------------------------------------------------------------
Medco Health Solutions, Inc. 1                 1,119,120      145,000    1,264,120     87,022,771     11,275,200     98,297,971
-------------------------------------------------------------------------------------------------------------------------------
Schein (Henry), Inc. 1                           844,080            0      844,080     45,183,602              0     45,183,602
-------------------------------------------------------------------------------------------------------------------------------
UnitedHealth Group, Inc.                               0      294,500      294,500              0     16,129,765     16,129,765
-------------------------------------------------------------------------------------------------------------------------------
WellPoint, Inc. 1                              1,334,460            0    1,334,460    108,638,389              0    108,638,389
                                                                                    -------------------------------------------
                                                                                      240,844,762     39,317,389    280,162,151
-------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE TECHNOLOGY--0.1%
Allscripts Healthcare Solutions, Inc. 1                0      276,300      276,300              0      6,785,928      6,785,928
-------------------------------------------------------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES--2.4%
Covance, Inc. 1                                1,106,140            0    1,106,140     73,613,617              0     73,613,617
-------------------------------------------------------------------------------------------------------------------------------
Thermo Fisher Scientific, Inc. 1               2,413,780      326,000    2,739,780    131,792,388     17,799,600    149,591,988
                                                                                    -------------------------------------------
                                                                                      205,406,005     17,799,600    223,205,605
-------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--4.0%
Allergan, Inc.                                   429,080            0      429,080     53,433,332              0     53,433,332
-------------------------------------------------------------------------------------------------------------------------------
Medicis Pharmaceutical Corp., Cl. A                    0      207,000      207,000              0      6,831,000      6,831,000
-------------------------------------------------------------------------------------------------------------------------------
Merck & Co., Inc.                                      0      265,000      265,000              0     13,899,250     13,899,250
-------------------------------------------------------------------------------------------------------------------------------
Novartis AG                                    1,386,330            0    1,386,330     77,930,128              0     77,930,128
-------------------------------------------------------------------------------------------------------------------------------
Roche Holding AG                                 660,696            0      660,696    121,264,256              0    121,264,256
-------------------------------------------------------------------------------------------------------------------------------
Schering Plough Corp.                                         334,500      334,500                    10,951,530     10,951,530
-------------------------------------------------------------------------------------------------------------------------------
Shionogi & Co. Ltd.                            1,878,000            0    1,878,000     32,251,602              0     32,251,602
-------------------------------------------------------------------------------------------------------------------------------
Shire Pharmaceuticals Group plc                1,842,800            0    1,842,800     43,156,630              0     43,156,630
-------------------------------------------------------------------------------------------------------------------------------
Shire Pharmaceuticals Group plc, ADR                   0      352,900      352,900              0     24,614,775     24,614,775
                                                                                    -------------------------------------------
                                                                                      328,035,948     56,296,555    384,332,503
-------------------------------------------------------------------------------------------------------------------------------
INDUSTRIALS--9.2%
-------------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--5.8%
Boeing Co.                                     1,423,210      172,800    1,596,010    143,160,694     17,381,952    160,542,646
-------------------------------------------------------------------------------------------------------------------------------
Empresa Brasileira de Aeronautica SA, ADR      1,200,900            0    1,200,900     58,219,632              0     58,219,632
-------------------------------------------------------------------------------------------------------------------------------
General Dynamics Corp.                           986,820      143,100    1,129,920     79,182,437     11,482,344     90,664,781
-------------------------------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                            629,770            0      629,770     61,780,437              0     61,780,437
-------------------------------------------------------------------------------------------------------------------------------
Precision Castparts Corp.                              0      135,700      135,700              0     16,224,292     16,224,292
-------------------------------------------------------------------------------------------------------------------------------
Rockwell Collins, Inc.                           521,710            0      521,710     36,869,246              0     36,869,246
-------------------------------------------------------------------------------------------------------------------------------
United Technologies Corp.                      1,891,880            0    1,891,880    133,472,134              0    133,472,134
                                                                                    -------------------------------------------
                                                                                      512,684,580     45,088,588    557,773,168
-------------------------------------------------------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.1%
Expeditors International of Washington,
Inc.                                                   0      230,700      230,700              0     10,072,362     10,072,362
-------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.8%
Corporate Executive Board Co. (The)            1,080,862            0    1,080,862     71,888,132              0     71,888,132
-------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--0.2%
Quanta Services, Inc. 1                                0      450,000      450,000              0     13,504,500     13,504,500
-------------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.7%
ABB Ltd.                                       3,234,565            0    3,234,565     69,191,381              0     69,191,381
-------------------------------------------------------------------------------------------------------------------------------
MACHINERY--0.7%
Bucyrus International, Inc., Cl. A                     0       89,700       89,700              0      6,364,215      6,364,215
-------------------------------------------------------------------------------------------------------------------------------
Joy Global, Inc.                                 845,180            0      845,180     47,862,543              0     47,862,543
-------------------------------------------------------------------------------------------------------------------------------
Oshkosh Truck Corp.                                    0      198,800      198,800              0     12,263,972     12,263,972
                                                                                    -------------------------------------------
                                                                                       47,862,543     18,628,187     66,490,730
-------------------------------------------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.9%
Fastenal Co.                                   1,803,090      217,300    2,020,390     78,145,921      9,417,782     87,563,703
-------------------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--33.5%
-------------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--9.0%
Cisco Systems, Inc. 1                          9,686,150    1,644,400   11,330,550    260,751,158     44,267,248    305,018,406
-------------------------------------------------------------------------------------------------------------------------------
Corning, Inc. 1                                5,865,490    1,525,000    7,390,490    146,637,250     38,125,000    184,762,250
-------------------------------------------------------------------------------------------------------------------------------
F5 Networks, Inc. 1                              652,570      121,000      773,570     53,027,838      9,832,460     62,860,298
-------------------------------------------------------------------------------------------------------------------------------
QUALCOMM, Inc.                                 2,070,580      287,700    2,358,280     88,931,411     12,356,715    101,288,126
-------------------------------------------------------------------------------------------------------------------------------
Research in Motion Ltd. 1                        656,400      103,900      760,300    109,014,912     17,255,712    126,270,624
-------------------------------------------------------------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson,
Sponsored ADR                                  2,208,100            0    2,208,100     83,863,638              0     83,863,638
                                                                                    -------------------------------------------
                                                                                      742,226,207    121,837,135    864,063,342
-------------------------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--4.9%
Apple, Inc. 1, 4                               1,377,300      423,500    1,800,800    167,424,588     51,480,660    218,905,248
-------------------------------------------------------------------------------------------------------------------------------
EMC Corp. 1                                    6,921,880    2,625,000    9,546,880    116,910,553     44,336,250    161,246,803
-------------------------------------------------------------------------------------------------------------------------------
Network Appliance, Inc. 1                      2,119,860      428,100    2,547,960     68,238,293     13,780,539     82,018,832
-------------------------------------------------------------------------------------------------------------------------------
Sun Microsystems, Inc. 1                               0    2,257,100    2,257,100              0     11,511,210     11,511,210
                                                                                    -------------------------------------------
                                                                                      352,573,434    121,108,659    473,682,093
-------------------------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--5.8%
Akamai Technologies, Inc. 1                            0      145,700      145,700              0      6,441,397      6,441,397
-------------------------------------------------------------------------------------------------------------------------------
eBay, Inc. 1                                   4,140,240      599,200    4,739,440    134,806,214     19,509,952    154,316,166
-------------------------------------------------------------------------------------------------------------------------------
Google, Inc., Cl. A 1                            545,070       85,000      630,070    271,308,593     42,308,750    313,617,343
-------------------------------------------------------------------------------------------------------------------------------
Yahoo!, Inc. 1                                 2,448,770      458,200    2,906,970     70,279,699     13,150,340     83,430,039
                                                                                    -------------------------------------------
                                                                                      476,394,506     81,410,439    557,804,945
-------------------------------------------------------------------------------------------------------------------------------
IT SERVICES--3.5%
Affiliated Computer Services, Inc., Cl.
A 1                                            2,156,050            0    2,156,050    125,805,518              0    125,805,518
-------------------------------------------------------------------------------------------------------------------------------
Alliance Data Systems Corp. 1                    509,300            0      509,300     39,684,656              0     39,684,656
-------------------------------------------------------------------------------------------------------------------------------
Automatic Data Processing, Inc.                1,939,180            0    1,939,180     96,377,246              0     96,377,246
-------------------------------------------------------------------------------------------------------------------------------
Cognizant Technology Solutions Corp. 1           776,340            0      776,340     60,989,270              0     60,989,270
-------------------------------------------------------------------------------------------------------------------------------
VeriFone Holdings, Inc. 1                              0      285,200      285,200              0      9,876,476      9,876,476
                                                                                    -------------------------------------------
                                                                                      322,856,690      9,876,476    332,733,166
-------------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT--4.0%
Advanced Micro Devices, Inc. 1                 2,695,310            0    2,695,310     38,462,074              0     38,462,074
-------------------------------------------------------------------------------------------------------------------------------
ASML Holding NV 1                              1,888,300      563,700    2,452,000     48,661,491     14,526,549     63,188,040
-------------------------------------------------------------------------------------------------------------------------------
Broadcom Corp., Cl. A 1                        3,139,280      573,700    3,712,980     95,936,397     17,532,272    113,468,669
-------------------------------------------------------------------------------------------------------------------------------
Microchip Technology, Inc.                     1,728,920            0    1,728,920     70,159,574              0     70,159,574
-------------------------------------------------------------------------------------------------------------------------------
SiRF Technology Holdings, Inc. 1               1,180,210      230,000    1,410,210     25,610,557      4,991,000     30,601,557
-------------------------------------------------------------------------------------------------------------------------------
Texas Instruments, Inc.                        1,372,730      448,300    1,821,030     48,539,733     15,851,888     64,391,621
-------------------------------------------------------------------------------------------------------------------------------
Varian Semiconductor Equipment Associates,
Inc. 1                                                 0       95,700       95,700              0      4,033,755      4,033,755
                                                                                    -------------------------------------------
                                                                                      327,369,826     56,935,464    384,305,290
-------------------------------------------------------------------------------------------------------------------------------
SOFTWARE--6.3%
Activision, Inc. 1                                     0      639,500      639,500              0     12,655,705     12,655,705
-------------------------------------------------------------------------------------------------------------------------------
Adobe Systems, Inc. 1                          2,596,188      473,400    3,069,588    114,439,967     20,867,472    135,307,439
-------------------------------------------------------------------------------------------------------------------------------
Amdocs Ltd. 1                                  2,428,890      244,400    2,673,290     94,410,954      9,499,828    103,910,782
-------------------------------------------------------------------------------------------------------------------------------
Autodesk, Inc. 1                               2,104,830      457,800    2,562,630     95,664,524     20,807,010    116,471,534
-------------------------------------------------------------------------------------------------------------------------------
Electronic Arts, Inc. 1                          678,540      455,100    1,133,640     33,160,250     22,240,737     55,400,987
-------------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                2,737,811            0    2,737,811     83,968,663              0     83,968,663
-------------------------------------------------------------------------------------------------------------------------------
Red Hat, Inc. 1                                2,365,770      515,000    2,880,770     58,103,311     12,648,400     70,751,711
-------------------------------------------------------------------------------------------------------------------------------
Salesforce.com, Inc. 1                           506,810            0      506,810     23,946,773              0     23,946,773
                                                                                    -------------------------------------------
                                                                                      503,694,442     98,719,152    602,413,594
-------------------------------------------------------------------------------------------------------------------------------
MATERIALS--3.4%
-------------------------------------------------------------------------------------------------------------------------------
CHEMICALS--3.3%
Monsanto Co.                                   2,775,220      508,700    3,283,920    170,953,552     31,335,920    202,289,472
-------------------------------------------------------------------------------------------------------------------------------
Praxair, Inc.                                  1,646,900            0    1,646,900    112,137,421              0    112,137,421
                                                                                    -------------------------------------------
                                                                                      283,090,973     31,335,920    314,426,893
-------------------------------------------------------------------------------------------------------------------------------
METALS & MINING--0.1%
Allegheny Technologies, Inc.                           0      105,000      105,000              0     12,136,950     12,136,950
-------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--3.0%
-------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION
SERVICES--0.1%
NeuStar, Inc., Cl. A 1                                 0      378,400      378,400              0     10,996,304     10,996,304
-------------------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--2.9%
America Movil SA de CV, Series L               1,242,600            0    1,242,600     75,239,430              0     75,239,430
-------------------------------------------------------------------------------------------------------------------------------
American Tower Corp. 1                         2,187,900            0    2,187,900     94,473,522              0     94,473,522
-------------------------------------------------------------------------------------------------------------------------------
Crown Castle International Corp. 1             1,438,580            0    1,438,580     52,968,516              0     52,968,516
-------------------------------------------------------------------------------------------------------------------------------
NII Holdings, Inc. 1                             723,000            0      723,000     58,902,807              0     58,902,807
                                                                                    -------------------------------------------
                                                                                      281,584,275              0    281,584,275
-------------------------------------------------------------------------------------------------------------------------------

Total Common Stocks (Cost $6,104,353,746,
Cost $1,083,142,509, Combined
Cost $7,187,496,255)                                                                8,173,586,220  1,325,122,945  9,498,709,165

                                             EXPIRATION   STRIKE
                                                  DATES    PRICE     CONTRACTS   CONTRACTS   CONTRACTS
--------------------------------------------------------------------------------------------------------------------------------

OPTIONS PURCHASED--0.0%
Apple, Inc. Put                                 1/28/08   $  105             0          76          76       0   41,040   41,040
--------------------------------------------------------------------------------------------------------------------------------
Apple, Inc. Put                                 1/12/08       95             0       2,042       2,042       0  551,340  551,340
                                                                                                           ---------------------
Total Options Purchased (Cost $0,
Cost $1,908,909, Combined Cost $1,908,909)                                                                   0  592,380  592,380

                                          PRINCIPAL      PRINCIPAL   PRINCIPAL
                                          AMOUNT         AMOUNT      AMOUNT
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENTS IN AFFILIATED COMPANIES--0.6%
Oppenheimer Institutional Money Market
Fund, Cl.E, 5.29% 2,3 (Cost $61,553,901,
Cost $557,986, Combined Cost $62,111,887) $ 61,553,901   $ 557,986   $ 62,111,887       61,553,901          557,986       62,111,887
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST
$6,165,907,647,COST $1,085,609,404,
COMBINED COST 7,251,517,051)                      99.8%      100.0%         100.0%   8,235,140,121    1,326,273,311    9,561,413,432
------------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF
LIABILITIES/LIABILITIES IN EXCESS OF
OTHER ASSETS                                       0.2         0.0            0.0       16,573,041         (235,708)      16,337,333
                                          ------------------------------------------------------------------------------------------
NET ASSETS                                       100.0%      100.0%         100.0%  $8,251,713,162   $1,326,037,603   $9,577,750,765
                                          ==========================================================================================

Footnotes to Statement of Investments

1. Non income producing security.

2. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended May 31, 2007 by virtue of the Fund, owning at least
5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment advisor. Transactions during the period in which the issuer was an affiliate are as follows:

OPPENHEIMER CAPITAL APPRECIATION FUND

                                                              SHARES         GROSS          GROSS         SHARES
                                                     AUGUST 31, 2006     ADDITIONS     REDUCTIONS   MAY 31, 2007
----------------------------------------------------------------------------------------------------------------

Oppenheimer Institutional Money Market Fund, Cl. E                --   845,894,240    784,340,339     61,553,901

                                                                                                        DIVIDEND
                                                                                            VALUE         INCOME
----------------------------------------------------------------------------------------------------------------

Oppenheimer Institutional Money Market Fund, Cl. E                                    $61,553,901     $2,061,830

OPPENHEIMER GROWTH FUND

                                                              SHARES         GROSS          GROSS         SHARES
                                                     AUGUST 31, 2006     ADDITIONS     REDUCTIONS   MAY 31, 2007
----------------------------------------------------------------------------------------------------------------

Oppenheimer Institutional Money Market Fund, Cl. E                --   111,531,739    110,973,753        557,986

                                                                                                        DIVIDEND
                                                                                            VALUE         INCOME
----------------------------------------------------------------------------------------------------------------

Oppenheimer Institutional Money Market Fund, Cl. E                                       $557,986        $72,892

3. Rate shown is the 7-day yield as of May 31, 2007.

4. A sufficient amount of liquid assets has been designated to cover outstanding written call options, as follows:

OPPENHEIMER GROWTH FUND

                    CONTRACTS   EXPIRATION   EXERCISE     PREMIUM
              SUBJECT TO CALL         DATE      PRICE    RECEIVED         VALUE
-------------------------------------------------------------------------------
Apple, Inc.             1,059      1/21/08   $    130   $ 348,928   $ 1,186,080

PRO FORMA COMBINING STATEMENTS OF ASSETS AND LIABILITIES MAY 31, 2007
(UNAUDITED)

OPPENHEIMER CAPITAL APPRECIATION FUND AND OPPENHEIMER GROWTH FUND

                                                                                     OPPENHEIMER                   OPPENHEIMER
                                                                                 CAPITAL APPRECIATION                GROWTH
                                                                                        FUND                          FUND
                                                                          ----------------------------------------------------------

ASSETS:
Investments, at value - see accompanying statement of investments:
   Unaffiliated Companies (cost $6,104,353,746 and $1,085,051,418)        $             8,173,586,220            $    1,325,715,325
   Affiliated Companies (cost $61,553,901 and $557,986)                                    61,553,901                       557,986
Unrealized appreciation on foreign currency contracts                                           1,444                             -
Receivables and other assets:
   Investments sold                                                                        60,278,659                     5,876,568
   Shares of beneficial interest sold                                                       3,399,456                       130,695
   Interest and dividends                                                                   3,289,582                       442,462
   Other                                                                                    2,301,632                       820,127
                                                                          ----------------------------------------------------------
Total assets                                                                            8,304,410,894                 1,333,543,163
                                                                          ----------------------------------------------------------
LIABILITIES:
Bank overdraft                                                                              6,774,054                       391,803
Bank overdraft - foreign currencies (cost $2,700,876 and $0)                                2,703,328                             -
Options written, at value (premiums received $0 and $348,928) -
   see accompanying statement of investments                                                        -                     1,186,080
Unrealized depreciation on foreign currency contracts                                           2,062                             -
Payables and other liabilities:
   Investments purchased                                                                   32,657,631                     3,751,613
   Shares of beneficial interest redeemed                                                   4,262,440                       913,880
   Distributions and service plan fees                                                      2,927,053                       491,144
   Trustees' and Directors' fees                                                            1,060,979                       263,919
   Shareholder reports                                                                        682,258                       213,159
   Transfer and shareholder servicing agent fees                                            1,461,217                       248,425
   Other                                                                                      166,710                        45,537
                                                                          ----------------------------------------------------------
Total liabilities                                                                          52,697,732                     7,505,560
                                                                          ----------------------------------------------------------
NET ASSETS                                                                $             8,251,713,162            $    1,326,037,603
                                                                          ==========================================================
COMPOSITION OF NET ASSETS:
Par value of shares of beneficial interest                                $                   165,786            $           38,640
Additional paid-in capital                                                              6,288,330,215                 1,518,814,682
Undistributed net investment loss                                                         (21,588,563)                   (8,442,783)
Accumulated net realized loss from investments and
   foreign currency transactions                                                          (84,382,598)                 (424,199,692)
Net unrealized appreciation on investments and translation
   of assets and liabilities denominated in foreign currencies                          2,069,188,322                   239,826,756
                                                                          ----------------------------------------------------------
NET ASSETS                                                                $             8,251,713,162            $    1,326,037,603
                                                                          ==========================================================

                                                                                                               PRO FORMA
                                                                                                                COMBINED
                                                                              PROFORMA                        OPPENHEIMER
                                                                            ADJUSTMENTS                  CAPITAL APPRECIATION FUND
                                                                         -----------------------------------------------------------

ASSETS:
Investments, at value - see accompanying statement of investments:
   Unaffiliated Companies (cost $6,104,353,746 and $1,085,051,418)                                   $                9,499,301,545
   Affiliated Companies (cost $61,553,901 and $557,986)                                                                  62,111,887
Unrealized appreciation on foreign currency contracts                                                                         1,444
Receivables and other assets:
   Investments sold                                                                                                      66,155,227
   Shares of beneficial interest sold                                                                                     3,530,151
   Interest and dividends                                                                                                 3,732,044
   Other                                                                                                                  3,121,759
                                                                         -----------------------------------------------------------
Total assets                                                                                                          9,637,954,057
                                                                         -----------------------------------------------------------
LIABILITIES:
Bank overdraft                                                                                                            7,165,857
Bank overdraft - foreign currencies (cost $2,700,876 and $0)                                                              2,703,328
Options written, at value (premiums received $0 and $348,928) -
   see accompanying statement of investments                                                                              1,186,080
Unrealized depreciation on foreign currency contracts                                                                         2,062
Payables and other liabilities:
   Investments purchased                                                                                                 36,409,244
   Shares of beneficial interest redeemed                                                                                 5,176,320
   Distributions and service plan fees                                                                                    3,418,197
   Trustees' and Directors' fees                                                                                          1,324,898
   Shareholder reports                                                                                                      895,417
   Transfer and shareholder servicing agent fees                                                                          1,709,642
   Other                                                                                                                    212,247
                                                                         -----------------------------------------------------------
Total liabilities                                                                           -                            60,203,292
                                                                         -----------------------------------------------------------
NET ASSETS                                                                                  -        $                9,577,750,765
                                                                         ===========================================================
COMPOSITION OF NET ASSETS:
Par value of shares of beneficial interest                                            (11,975) (1)   $                      192,451
Additional paid-in capital                                                             11,975  (1)                    7,807,156,872
Undistributed net investment loss                                                                                       (30,031,346)
Accumulated net realized loss from investments and
   foreign currency transactions                                                                                       (508,582,290)
Net unrealized appreciation on investments and translation
   of assets and liabilities denominated in foreign currencies                                                        2,309,015,078
                                                                         -----------------------------------------------------------
NET ASSETS                                                                                  -        $                9,577,750,765
                                                                         ===========================================================

PRO FORMA COMBINING STATEMENTS OF ASSETS AND LIABILITIES MAY 31, 2007
(UNAUDITED)

OPPENHEIMER CAPITAL APPRECIATION FUND AND OPPENHEIMER GROWTH FUND

                                                                                           OPPENHEIMER              OPPENHEIMER
                                                                                      CAPITAL APPRECIATION            GROWTH
                                                                                              FUND                     FUND
                                                                                   -------------------------------------------------

NET ASSET VALUE PER SHARE
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$5,489,990,576, $1,046,003,991, and $6,535,994,567 and 108,602,491, 29,980,796,
and 129,294,458 shares of beneficial interest outstanding for Oppenheimer
Capital Appreciation Fund, Oppenheimer Growth Fund
and combined Oppenheimer Capital Appreciation Fund, respectively)                                 $50.55                   $34.89

Maximum offering price per share (net asset value plus sales charge of 5.75%
of offering price)                                                                                $53.63                   $37.02

Class B Shares:
Net asset value and redemption price per share (based on net assets of
$796,693,298, $145,225,553, and $941,918,851 and 17,304,340, 4,602,189 and
20,458,669 shares of beneficial interest outstanding for Oppenheimer Capital
Appreciation Fund, Oppenheimer Growth Fund
and combined Oppenheimer Capital Appreciation Fund, respectively)                                 $46.04                   $31.56

Class C Shares:
Net asset value and redemption price per share (based on net assets of
$701,984,216, $79,787,875, and $781,772,091 and 15,371,738, 2,486,491 and
17,118,886 shares of beneficial interest outstanding for Oppenheimer Capital
Appreciation Fund, Oppenheimer Growth Fund
and combined Oppenheimer Capital Appreciation Fund, respectively)                                 $45.67                   $32.09

Class N Shares:
Net asset value and redemption price per share (based on net assets of
$260,958,913, $16,094,846, and $277,053,759 and 5,247,496, 467,281 and 5,571,139
shares of beneficial interest outstanding for Oppenheimer Capital Appreciation
Fund, Oppenheimer Growth Fund
and combined Oppenheimer Capital Appreciation Fund, respectively)                                 $49.73                   $34.44

Class Y Shares:
Net asset value and redemption price per share (based on net assets of
$1,002,086,159, $38,925,338, and $1,041,011,497 and 19,259,578, 1,103,461 and
20,007,703 shares of beneficial interest outstanding for Oppenheimer Capital
Appreciation Fund, Oppenheimer Growth Fund
and combined Oppenheimer Capital Appreciation Fund, respectively)                                 $52.03                   $35.28

                                                                                                              PRO FORMA
                                                                                                               COMBINED
                                                                                       PROFORMA              OPPENHEIMER
                                                                                     ADJUSTMENTS         CHAMPION INCOME FUND
                                                                                   ------------------------------------------------

NET ASSET VALUE PER SHARE
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$5,489,990,576, $1,046,003,991, and $6,535,994,567 and 108,602,491, 29,980,796,
and 129,294,458 shares of beneficial interest outstanding for Oppenheimer
Capital Appreciation Fund, Oppenheimer Growth Fund
and combined Oppenheimer Capital Appreciation Fund, respectively)                                                        $50.55  (2)

Maximum offering price per share (net asset value plus sales charge of 5.75%
of offering price)                                                                                                       $53.63  (2)

Class B Shares:
Net asset value and redemption price per share (based on net assets of
$796,693,298, $145,225,553, and $941,918,851 and 17,304,340, 4,602,189 and
20,458,669 shares of beneficial interest outstanding for Oppenheimer Capital
Appreciation Fund, Oppenheimer Growth Fund
and combined Oppenheimer Capital Appreciation Fund, respectively)                                                        $46.04  (2)

Class C Shares:
Net asset value and redemption price per share (based on net assets of
$701,984,216, $79,787,875, and $781,772,091 and 15,371,738, 2,486,491 and
17,118,886 shares of beneficial interest outstanding for Oppenheimer Capital
Appreciation Fund, Oppenheimer Growth Fund
and combined Oppenheimer Capital Appreciation Fund, respectively)                                                        $45.67  (2)

Class N Shares:
Net asset value and redemption price per share (based on net assets of
$260,958,913, $16,094,846, and $277,053,759 and 5,247,496, 467,281 and 5,571,139
shares of beneficial interest outstanding for Oppenheimer Capital Appreciation
Fund, Oppenheimer Growth Fund
and combined Oppenheimer Capital Appreciation Fund, respectively)                                                        $49.73  (2)

Class Y Shares:
Net asset value and redemption price per share (based on net assets of
$1,002,086,159, $38,925,338, and $1,041,011,497 and 19,259,578, 1,103,461 and
20,007,703 shares of beneficial interest outstanding for Oppenheimer Capital
Appreciation Fund, Oppenheimer Growth Fund
and combined Oppenheimer Capital Appreciation Fund, respectively)                                                        $52.03  (2)

(1)  Represents the issuance of shares of Capital Appreciation Fund in a tax-free exchange.

(2)  Oppenheimer Growth Fund Class A shares will be exchanged for Oppenheimer
     Capital Appreciation Fund Class A shares. Oppenheimer Growth Fund Class B shares will be exchanged for Oppenheimer Capital Appreciation Fund Class B shares. Oppenheimer Growth Fund Class C shares will be exchanged for
     Oppenheimer Capital Appreciation Fund Class C shares. Oppenheimer Growth
     Fund Class N shares will be exchanged for Oppenheimer Capital Appreciation
     Fund Class N shares. Oppenheimer Growth Fund Class Y shares will be exchanged for Oppenheimer Capital Appreciation Fund Class Y shares.

PRO FORMA COMBINING STATEMENTS OF OPERATIONS FOR THE YEAR ENDED MAY 31, 2007
(UNAUDITED)

OPPENHEIMER CAPITAL APPRECIATION FUND AND OPPENHEIMER GROWTH FUND

                                                                                OPPENHEIMER                      OPPENHEIMER
                                                                            CAPITAL APPRECIATION                   GROWTH
                                                                                   FUND                             FUND
                                                                        ----------------------------------------------------------

INVESTMENT INCOME:
Dividends:
   Unaffiliated companies (net of foreign withholding taxes
   of $1,834,603, $70,637 and $1,905,240                                $             59,970,313         $              5,619,240
   Affiliated companies                                                                2,061,830                           72,892
Interest                                                                               1,853,989                          156,268
Portfolio lending fees                                                                   123,271                                -
Other income                                                                             205,526                          103,694
                                                                        ----------------------------------------------------------
   Total income                                                                       64,214,929                        5,952,094
                                                                        ----------------------------------------------------------
EXPENSES:
Management fees                                                                       44,572,491                        8,452,625
Distribution and service plan fees:
   Class A                                                                            12,805,749                        2,281,755
   Class B                                                                             8,321,546                        1,498,137
   Class C                                                                             6,646,077                          735,105
   Class N                                                                             1,283,299                           71,172
Transfer and shareholder servicing agent fees:
   Class A                                                                            12,639,803                        2,375,002
   Class B                                                                             2,235,346                          408,232
   Class C                                                                             1,533,530                          258,014
   Class N                                                                               833,582                           50,361
   Class Y                                                                               717,812                          114,279
Shareholder communications:
   Class A                                                                               790,532                          321,952
   Class B                                                                               360,744                          110,358
   Class C                                                                               132,203                           30,392
   Class N                                                                                17,999                            3,449
Trustees' compensation                                                                   367,892                           56,105
Custodian fees and expenses                                                              161,453                            9,359
Other                                                                                    253,246                           87,284
                                                                        ----------------------------------------------------------
Total Expenses                                                                        93,673,304                       16,863,581
Less reduction to custodian expenses                                                      (5,184)                               -
Less waivers and reimbursements of expenses                                              (39,046)                         (16,653)
                                                                        ----------------------------------------------------------
Net Expenses                                                                          93,629,074                       16,846,928
                                                                        ----------------------------------------------------------

                                                                                                              PRO FORMA
                                                                                                               COMBINED
                                                                             PROFORMA                        OPPENHEIMER
                                                                           ADJUSTMENTS                  CAPITAL APPRECIATION FUND
                                                                      -------------------------------------------------------------

INVESTMENT INCOME:
Dividends:
   Unaffiliated companies (net of foreign withholding taxes
   of $1,834,603, $70,637 and $1,905,240                                                            $                   65,589,553
   Affiliated companies                                                                                                  2,134,722
Interest                                                                                                                 2,010,257
Portfolio lending fees                                                                                                     123,271
Other income                                                                                                               309,220
                                                                      -------------------------------------------------------------
   Total income                                                                                                         70,167,023
                                                                      -------------------------------------------------------------
EXPENSES:
Management fees                                                                   (1,993,334) (1)                       51,031,782
Distribution and service plan fees:
   Class A                                                                                                              15,087,504
   Class B                                                                                                               9,819,683
   Class C                                                                                                               7,381,182
   Class N                                                                                                               1,354,471
Transfer and shareholder servicing agent fees:
   Class A                                                                                                              15,014,805
   Class B                                                                                                               2,643,578
   Class C                                                                                                               1,791,544
   Class N                                                                                                                 883,943
   Class Y                                                                                                                 832,091
Shareholder communications:
   Class A                                                                                                               1,112,484
   Class B                                                                                                                 471,102
   Class C                                                                                                                 162,595
   Class N                                                                                                                  21,448
Trustees' compensation                                                                                                     423,997
Custodian fees and expenses                                                                                                170,812
Other                                                                                                                      340,530
                                                                      -------------------------------------------------------------
Total Expenses                                                                    (1,993,334)                          108,543,551
Less reduction to custodian expenses                                                                                        (5,184)
Less waivers and reimbursements of expenses                                                                                (55,699)
                                                                      -------------------------------------------------------------
Net Expenses                                                                      (1,993,334)                          108,482,668
                                                                      -------------------------------------------------------------

(1)  Decrease due to the elimination of duplicative expenses achieved by merging the funds.

(2)  Change due to an estimate of the elimination of duplicative expenses achieved by merging the funds.

PRO FORMA COMBINING STATEMENTS OF OPERATIONS FOR THE YEAR ENDED MAY 31, 2007
(UNAUDITED)

                                                                                  OPPENHEIMER                      OPPENHEIMER
                                                                              CAPITAL APPRECIATION                   GROWTH
                                                                                     FUND                             FUND
                                                                      --------------------------------------------------------------

NET INVESTMENT INCOME                                                 $                (29,414,145)        $            (10,894,834)
                                                                      --------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments:
      Unaffiliated companies                                                           431,323,083                      112,257,720
   Foreign currency transactions                                                         4,953,343                                -
                                                                      --------------------------------------------------------------
Net realized loss                                                                      436,276,426                      112,257,720
                                                                      --------------------------------------------------------------

Net change in unrealized appreciation (depreciation) on:
  Investments                                                                          943,128,079                      124,001,360
  Translation of assets and liabilities denominated
     in foreign currencies                                                              (4,849,769)                               -
                                                                      --------------------------------------------------------------
Net change in unrealized appreciation                                                  938,278,310                      124,001,360
                                                                      --------------------------------------------------------------
NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS                                          $              1,345,140,591         $            225,364,246
                                                                      ==============================================================

                                                                                                               PRO FORMA
                                                                                                                COMBINED
                                                                              PROFORMA                        OPPENHEIMER
                                                                            ADJUSTMENTS                  CAPITAL APPRECIATION FUND
                                                                      --------------------------------------------------------------

NET INVESTMENT INCOME                                                                             $                     (40,308,979)
                                                                      --------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments:
      Unaffiliated companies                                                                                            543,580,803
   Foreign currency transactions                                                                                          4,953,343
                                                                      --------------------------------------------------------------
Net realized loss                                                                                                       548,534,146
                                                                      --------------------------------------------------------------

Net change in unrealized appreciation (depreciation) on:
  Investments                                                                                                         1,067,129,439
  Translation of assets and liabilities denominated
     in foreign currencies                                                                                               (4,849,769)
                                                                      --------------------------------------------------------------
Net change in unrealized appreciation                                                                                 1,062,279,670
                                                                      --------------------------------------------------------------
NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS                                                                      $                   1,570,504,837
                                                                      ==============================================================

PRO FORMA COMBINING STATEMENTS OF CHANGES FOR THE YEAR ENDED MAY 31, 2007
(UNAUDITED)

OPPENHEIMER CAPITAL APPRECIATION FUND AND OPPENHEIMER GROWTH FUND

                                                                              OPPENHEIMER                           OPPENHEIMER
                                                                          CAPITAL APPRECIATION                        GROWTH
OPERATIONS                                                                       FUND                                 FUND
                                                                      --------------------------------------------------------------

Net investment loss                                                   $            (29,414,145)            $            (10,894,834)
Net realized gain                                                                  436,276,426                          112,257,720
Net unrealized change in unrealized appreciation                                   938,278,310                          124,001,360
                                                                      --------------------------------------------------------------
Net increase in net assets resulting from operations                             1,345,140,591                          225,364,246

BENEFICIAL INTEREST TRANSACTIONS
   Class A                                                                        (821,938,267)                        (122,577,016)
   Class B                                                                        (239,860,843)                         (47,685,883)
   Class C                                                                         (68,314,864)                          (5,752,793)
   Class N                                                                         (37,837,738)                             (87,125)
   Class Y                                                                         314,009,331                          (12,096,203)
                                                                      --------------------------------------------------------------
                                                                                  (853,942,381)                        (188,199,020)

NET ASSETS
Total increase                                                                     491,198,210                           37,165,226
                                                                      --------------------------------------------------------------
Beginning of period                                                              7,760,514,952                        1,288,872,377
End of period                                                         $          8,251,713,162             $          1,326,037,603
                                                                      ==============================================================

                                                                                                               PRO FORMA
                                                                                                                COMBINED
                                                                              PROFORMA                        OPPENHEIMER
OPERATIONS                                                                  ADJUSTMENTS                  CAPITAL APPRECIATION FUND
                                                                      --------------------------------------------------------------

Net investment loss                                                                               $                     (40,308,979)
Net realized gain                                                                                                       548,534,146
Net unrealized change in unrealized appreciation                                                                      1,062,279,670
                                                                      --------------------------------------------------------------
Net increase in net assets resulting from operations                                                                  1,570,504,837

BENEFICIAL INTEREST TRANSACTIONS
   Class A                                                                                                             (944,515,283)
   Class B                                                                                                             (287,546,726)
   Class C                                                                                                              (74,067,657)
   Class N                                                                                                              (37,924,863)
   Class Y                                                                                                              301,913,128
                                                                      --------------------------------------------------------------
                                                                                                                     (1,042,141,401)

NET ASSETS
Total increase                                                                                                          528,363,436
                                                                      --------------------------------------------------------------
Beginning of period                                                                                                   9,049,387,329
End of period                                                                                     $                   9,577,750,765
                                                                      ==============================================================

                                   PROXY CARD
                             OPPENHEIMER GROWTH FUND

Proxy for a Special Meeting of Shareholders to be held on November 2, 2007

The undersigned, revoking prior proxies, hereby appoints Brian Wixted, Brian
Szilagyi and Kathleen Ives, and each of them, as attorneys-in-fact and proxies of the undersigned, with full power of substitution, to vote shares held in the name of the undersigned on the record date at the Special Meeting of
Shareholders of Oppenheimer Growth Fund (the "Fund") to be held at 6803 South
Tucson Way, Centennial, Colorado, 80112, on November 2, 2007, at 1:00 p.m.
Mountain time, or at any adjournment thereof, upon the proposal described in the
Notice of Meeting and accompanying Prospectus and Proxy Statement, which have been received by the undersigned.

This proxy is solicited on behalf of the Fund's Board of Trustees, and the proposal (set forth on the reverse side of this proxy card) has been proposed by the Board of Trustees. When properly executed, this proxy will be voted as indicated on the reverse side or "FOR" the proposal if no choice is indicated.
The proxy will be voted in accordance with the proxy holders' best judgment as to any other matters that may arise at the Meeting.

CONTROL NUMBER:  999  9999  9999  999
Note: Please sign this proxy exactly as your name or names appear hereon. Each joint owner should sign. Trustees and other fiduciaries should indicate the capacity in which they sign. If a corporation, partnership or other entity, this signature should be that of a duly authorized individual who should state his or her title.

--------------------------------
Signature

--------------------------------
Signature of joint owner, if any

--------------
Date

PLEASE VOTE ON THE REVERSE SIDE, SIGN AND DATE THIS PROXY AND RETURN PROMPTLY
IN THE ENCLOSED ENVELOPE

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK.  Example: [ ]

1.   To approve an Agreement and Plan of Reorganization between Oppenheimer
     Growth Fund ("Growth Fund") and Oppenheimer Capital Appreciation Fund
     ("Capital Appreciation Fund") and the transactions contemplated thereby, including: (a) the transfer of substantially all the assets of Growth Fund to Capital Appreciation in exchange for Class A, Class B, Class C and Class
     N shares of Capital Appreciation, (b) the distribution of such shares of
     Capital Appreciation to the Class A, Class B, Class C and Class N
     shareholders of Growth Fund in complete liquidation of Growth Fund and (c)
     the cancellation of the outstanding shares of Growth Fund.

                      OPPENHEIMER CAPITAL APPRECIATION FUND

                                    FORM N-14

                                     PART C

                                OTHER INFORMATION

Item 15. - Indemnification

Reference is made to the provisions of Article Seventh of Registrant's Amended and Restated Declaration of Trust filed as Exhibit 16(1) to this Registration
Statement, and incorporated herein by reference.

Insofar as indemnification for liabilities arising under the Securities Act of
1933, as amended (the "1933 Act") may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and
Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of
Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 16. - Exhibits

(1) Amended and Restated Declaration of Trust dated November 22, 2002:
Previously filed with Registrant's Post-Effective Amendment No. 51, (10/23/06),
and incorporated herein by reference.

(2) By-Laws as amended through 6/16/05: Previously filed with Registrant's
Post-Effective Amendment No. 50, 12/23/05, and incorporated herein by reference.

(3) Not Applicable.

(4) Not Applicable.

(5) (i) Specimen Class A Share Certificate: Previously filed with Registrant's
Post-Effective Amendment No. 45, 10/28/02, and incorporated herein by reference.

         (ii) Specimen Class B Share Certificate: Previously filed with
Registrant's Post-Effective Amendment No. 45, 10/28/02, and incorporated herein by reference.

         (iii) Specimen Class C Share Certificate: Previously filed with
Registrant's Post-Effective Amendment No. 45, 10/28/02, and incorporated herein by reference.

         (iv) Specimen Class N Share Certificate: Previously filed with
Registrant's Post-Effective Amendment No. 45, 10/28/02, and incorporated herein by reference.

         (v) Specimen Class Y Share Certificate: Previously filed with
Registrant's Post-Effective Amendment No. 45, 10/28/02, and incorporated herein by reference.

(6) Amended and Restated Investment Advisory Agreement dated 1/1/06: Previously filed with Registrant's Post-Effective Amendment No. 50, 12/23/05, and
incorporated herein by reference.

(7) (i) General Distributor's Agreement dated 12/10/92: Previously filed with
Registrant's Post-Effective Amendment No. 27, 3/2/94, and incorporated herein by reference.

(ii) Form of Dealer Agreement of OppenheimerFunds Distributor, Inc.: Previously
filed with Post-Effective Amendment No. 34 to the Registration Statement of
Oppenheimer Main Street Funds, Inc. (Reg. No.33-17850), (10/23/06), and
incorporated herein by reference.

(iii) Form of Broker Agreement of OppenheimerFunds Distributor, Inc.: Previously
filed with Post-Effective Amendment No. 34 to the Registration Statement of
Oppenheimer Main Street Funds, Inc. (Reg. No.33-17850), (10/23/06), and
incorporated herein by reference.

(iv) Form of Agency Agreement of OppenheimerFunds Distributor, Inc.: Previously
filed with Post-Effective Amendment No. 34 to the Registration Statement of
Oppenheimer Main Street Funds, Inc. (Reg. No.33-17850), (10/23/06), and
incorporated herein by reference.

         (v) Form of Trust Company Fund/SERV Purchase Agreement of
OppenheimerFunds Distributor, Inc.: Previously filed with Post-Effective
Amendment No. 45 to the Registration Statement of Oppenheimer High Yield Fund
(Reg. No. 2-62076), (10/26/01), and incorporated herein by reference.

         (vi) Form of Trust Company Agency Agreement of OppenheimerFunds
Distributor, Inc.: Previously filed with Post-Effective Amendment No. 34 to the
Registration Statement of Oppenheimer Main Street Funds, Inc. (Reg.
No.33-17850), (10/23/06), and incorporated herein by reference.

(8) (i) Amended and Restated Retirement Plan for Non-Interested Trustees or
Directors dated 8/9/01: Previously filed with Post-Effective Amendment No. 34 to the Registration Statement of Oppenheimer Gold & Special Minerals Fund (Reg. No.
2-82590), (10/25/01), and incorporated herein by reference.

         (ii) Form of Deferred Compensation Plan for Disinterested
Trustees/Directors: Previously filed with Post-Effective Amendment No. 26 to the
Registration Statement of Oppenheimer Gold & Special Minerals Fund (Reg. No.
2-82590), (10/28/98), and incorporated by reference.

 (9) (i) Global Custody Agreement dated August 16, 2002: Previously filed with the Registrant's Post-Effective Amendment No. 51, (10/23/06), and incorporated herein by reference.

         (ii) Amendment dated October 2, 2003 to the Global Custody Agreement dated August 16, 2002: Previously filed with Pre-Effective Amendment No. 1 to the Registration Statement of Oppenheimer Principal Protected Trust II (Reg.
333-108093), (11/6/03), and incorporated herein by reference.

(10) (i) Amended and Restated Service Plan and Agreement for Class A shares dated October 26, 2005: Previously filed with Registrant's Post-Effective
Amendment No. 51, (10/23/06), and incorporated herein by reference.

         (ii) Amended and Restated Distribution and Service Plan and Agreement
for Class B shares dated October 26, 2005: Previously filed with Registrant's
Post-Effective Amendment No. 51, (10/23/06), and incorporated herein by reference.

         (iii) Amended and Restated Distribution and Service Plan and Agreement
for Class C shares dated October 26, 2005: Previously filed with Registrant's
Post-Effective Amendment No. 51, (10/23/06), and incorporated herein by reference.

         (iv) Amended and Restated Distribution and Service Plan and Agreement
for Class N shares dated October 26, 2005: Previously filed with Registrant's
Post-Effective Amendment No. 51, (10/23/06), and incorporated herein by reference.

          (v) Oppenheimer Funds Multiple Class Plan under Rule 18f-3 updated through 10/24/06: Previously filed with Post-Effective Amendment No. 62 to the
Registration Statement of Oppenheimer Capital Income Fund (Reg. No. 2-33043),
11/21/06, and incorporated herein by reference.

(11) Opinion and Consent of Counsel: To be filed by Amendment.

(12) Not Applicable.

(13) Not Applicable.

(14) Consent of KPMG LLP: To be filed by Amendment.

(15) Not Applicable.

(16) (i) Power of Attorney for all Trustees/Directors dated October 11, 2006:
Previously filed with the Registrant's Post-Effective Amendment No. 51,
(10/23/06), and incorporated herein by reference.

          (ii) Power of Attorney for Brian W. Wixted dated October 11, 2006:
Previously filed with the Registrant's Post-Effective Amendment No. 51,
10/23/06, and incorporated herein by reference.

(17) Not Applicable.

Item 17. - Undertakings

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the
reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement or the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

As required by the Securities Act of 1933, as amended, this registration statement has been signed on behalf of the registrant, in the City of New York and State of New York, on the 20th day of July, 2007.

                                        Oppenheimer Capital Appreciation Fund

                                        By:  /s/ John V. Murphy*
                                        ---------------------------------------------
                                        John V. Murphy, President,
                                        Principal Executive Officer & Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration
Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures                                  Title                                       Date

/s/ Brian F. Wruble*                        Chairman of the
-------------------------------
Brian F. Wruble                             Board of Trustees                           July 20, 2007

/s/ John V. Murphy*                         President, Principal
-------------------------------
John V. Murphy                              Executive Officer and Trustee               July 20 2007

/s/ Brian W. Wixted*                        Treasurer, Principal                        July 20, 2007
-------------------------------
Brian W. Wixted                             Financial & Accounting Officer

/s/ Matthew P. Fink*                        Trustee                                     July 20, 2007
-------------------------------
Matthew P.Fink

/s/ Robert G. Galli*                        Trustee                                     July 20, 2007
-------------------------------
Robert G. Galli

/s/ Phillip A. Griffiths*                   Trustee                                     July 20, 2007
-------------------------------
Phillip A. Griffiths

/s/ Mary F. Miller*                         Trustee                                     July 20, 2007
-------------------------------
Mary F. Miller

/s/ Joel W. Motley*                         Trustee                                     July 20, 2007
-------------------------------
Joel W. Motley

/s/ Russell S. Reynolds, Jr.*               Trustee                                     July 20, 2007
-----------------------------
Russell S. Reynolds, Jr.

/s/ Joseph M. Wikler*                       Trustee                                     July 20, 2007
-------------------------------
Joseph M. Wikler

/s/ Peter I. Wold*                          Trustee                                     July 20, 2007
-------------------------------
Peter I. Wold

*By:     /s/ Mitchell J. Lindauer
         ----------------------------
         Mitchell J. Lindauer, Attorney-in-Fact

                      OPPENHEIMER CAPITAL APPRECIATION FUND

                            Registration No. 2-69719

                                  EXHIBIT INDEX

Exhibit No.           Description